UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06114
Cavanal Hill Funds
(Exact name of registrant as specified in charter)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code:	1-800-762-7085

Date of fiscal year end:	8/31

Date of reporting period:	2/29/12

Item 1. Reports to Stockholders.

MIDYEAR REPORT February 29, 2012

TABLE OF CONTENTS

Statements of Assets and Liabilities

Statements of Operations
Page 4

Statements of Changes in Net Assets
Page 7

Schedules of Portfolio Investments
Page 15

Notes to Financial Statements
Page 53

Financial Highlights
Page 63

Additional Fund Information
Page 75

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

The Cavanal Hill Funds are distributed by BOSC, Inc., a registered Broker/Dealer, member FINRA/SIPC. BOSC, Inc. is a subsidiary of BOK Financial Corporation and an affiliate of Cavanal Hill Investment Management, Inc. and BOKF, NA.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA, any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities
February 29, 2012
(Unaudited)

		Cash
	U.S. Treasury	Management	Tax-Free Money
	Fund	Fund	Market Fund
Assets:
Investments, at cost	$824,408,156	$544,455,800	$414,544,125
Investments, at value	842,408,156	544,455,800	414,544,125
Repurchase agreements, at value/cost	575,622,696	322,535,802	—
Total Investments	1,418,030,852	866,991,602	414,544,125
Cash	484,375	—	—
Interest and dividends receivable	1,319,342	28,383	296,829
Receivable from fees waived or reimbursed	7,898	164,637	1,082
Prepaid expenses and other assets	64,596	49,416	17,064
Total Assets	1,419,907,063	867,234,038	414,859,100
Liabilities:
Cash overdraft	—	158	785
Distributions payable	2,771	6,511	3,621
Payable for investments purchased	74,991,833	—	—
Accrued expenses and other payables:
Investment advisory fees	—	—	8,625
Administration fees	—	5,249	5,906
Distribution fees	—	44,321	15
Custodian fees	235	5,010	3,227
Trustee fees	1,641	3,991	2,035
Fund accounting fees	11,681	7,810	3,630
Transfer agent fees	2,173	5,600	2,154
Other accrued liabilities	17,810	44,860	23,203
Total Liabilities	75,028,144	123,510	53,201
Net Assets	$1,344,878,919	$867,110,528	$414,805,899
Composition of Net Assets:
Shares of beneficial interest, at par	$13,449	$8,679	$4,148
Paid-in capital	1,344,868,660	867,881,560	414,800,349
Accumulated net investment income/(distributions in excess of net investment income)	(729)	(467)	(10)
Accumulated net realized gain/ (loss) from investment transactions	(2,461)	(779,244)	1,412
Net Assets	$1,344,878,919	$867,110,528	$414,805,899
Net Assets:
Administrative Shares	$1,121,502,899	$427,190,430	$14,985,464
Service Shares	42,530,100	3,799	10,295
Institutional Shares	180,845,920	439,916,299	16,426,389
Select Shares	—	—	383,383,751
Total	$1,344,878,919	$867,110,528	$414,805,899
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	1,121,412,970	427,555,234	14,981,259
Service Shares	42,550,839	3,799	10,297
Institutional Shares	180,917,318	440,324,498	16,431,205
Select Shares	—	—	383,382,236
Total	1,344,881,127	867,883,531	414,804,997
Net asset value, offering price & redemption price per share:
Administrative Shares	$1.00	$1.00	$1.00
Service Shares	$1.00	$1.00	$1.00
Institutional Shares	$1.00	$1.00	$1.00
Select Shares	$—	$—	$1.00

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Continued
February 29, 2012
(Unaudited)

	Intermediate
	Tax-Free Bond	Short-Term	Intermediate
	Fund	Income Fund	Bond Fund	Bond Fund
Assets:
Investments, at cost	$33,064,323	$88,862,181	$28,312,947	$46,852,598
Investments, at value	36,381,075	82,229,342	23,475,684	43,895,553
Investments in affiliates, at value/cost	6,169,187	9,966,427	202,557	2,041,032
Total Investments	42,550,262	92,195,769	23,678,241	45,936,585
Cash	—	98,123	18,523	27,452
Interest and dividends receivable	335,324	404,223	120,619	236,010
Receivable for capital shares issued	—	157,817	14, 423	42,255
Receivable for investments sold	—	382,285	382 ,285	382,285
Prepaid expenses and other assets	8,773	12,530	9,638	10,695
Total Assets	42,894,359	93,250,747	24,223,729	46,635,282
Liabilities:
Distributions payable	81,005	127,421	27,421	69,366
Payable for investments purchased	—	413,312	351,3 71	826,625
Payable for capital shares redeemed	5,288	13,054	8,114	192,826
Accrued expenses and other payables:
Investment advisory fees	6,724	10,889	3,784	7,168
Administration fees	3,362	7,259	1,892	3,584
Distribution fees	555	4,399	2,715	2,095
Custodian fees	336	726	189	358
Trustee fees	109	305	51	130
Fund accounting fees	344	739	189	362
Transfer agent fees	140	357	399	172
Shareholder servicing fees	34	350	197	9
Other accrued liabilities	1,215	4,172	475	2,538
Total Liabilities	99,112	582,983	397,297	1,105,233
Net Assets	$42,795,247	$92,667,764	$23,826,432	$45,530,049
Composition of Net Assets:
Shares of beneficial interest, at par	$37	$98	$25	$49
Paid-in capital	39,488,271	120,733,783	36,159,015	49,347,371
Accumulated net investment income/(distributions in excess of net investment income)	(22,626)	(438,710)	(310,990)	(122,955)
Accumulated net realized gain/ (loss) from investment transactions	12,813	(20,994,568)	(7,184,355)	(737,371)
Net unrealized appreciation (depreciation) on investments	3,316,752	(6,632,839)	(4,837,263)	(2,957,045)
Net Assets	$42,795,247	$92,667,764	$23,826,432	$45,530,049
Net Assets:
Investor Shares	$2,787,901	$22,306,456	$13,526,309	$10,470,319
Institutional Shares	39,996,528	70,351,080	10,289,767	35,049,092
Class A Shares	10,818	10,228	10,356	10,638
Total	$42,795,247	$92,667,764	$23,826,432	$45,530,049
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	239,537	2,370,116	1,396,273	1,120,115
Institutional Shares	3,432,299	7,477,043	1,061,102	3,750,903
Class A Shares	929	1,087	1,067	1,137
Total	3,672,765	9,848,246	2,458,442	4,872,155
Net asset value, offering price & redemption price per share:
Investor Shares	$11.64	$9.41	$9.69	$9.35
Institutional Shares	$11.65	$9.41	$9.70	$9.34
Class A Shares	$11.65	$9.41	$9.69	$9.35
Maximum Sales Charge:
Class A Shares	3.75%	2.50%	3.75%	3.75%
Maximum Offering Price per share (net asset value/[100%-maximum sales charge])
Class A Shares	$12.10	$9.65	$10.07	$9.71

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Concluded
February 29, 2012
(Unaudited)

		U.S. Large
	Balanced	Cap Equity	Opportunistic
	Fund	Fund	Fund
Assets:
Investments, at cost	$54,340,375	$25,703,755	$287,360
Investments, at value	60,893,850	31,481,056	307,368
Investments in affiliates, at value/cost	3,931,484	2,147,082	98,724
Total Investments	64,825,334	33,628,138	406,092
Cash	35,433	—	—
Interest and dividends receivable	202,727	50,494	153
Receivable for capital shares issued	17,394	21,322	2,818
Receivable for investments sold	570,479	230,072	4,185
Receivable from fees waived or reimbursed	—	—	865
Prepaid expenses and other assets	10,411	9,379	2,820
Total Assets	65,661,778	33,939,405	416,933
Liabilities:
Payable for investments purchased	600,556	220,048	15,949
Payable for capital shares redeemed	—	63,231	—
Accrued expenses and other payables:
Investment advisory fees	17,870	10,646	—
Administration fees	5,106	2,662	30
Distribution fees	3,459	433	38
Custodian fees	511	266	3
Trustee fees	200	102	1
Fund accounting fees	539	278	437
Transfer agent fees	236	382	15
Shareholder servicing fees	8	4	—
Other accrued liabilities	2,276	1,187	272
Total Liabilities	630,761	299,239	16,745
Net Assets	$65,031,017	$33,640,166	$400,188
Composition of Net Assets:
Shares of beneficial interest, at par	$51	$28	$—
Paid-in capital	58,634,389	28,857,934	355,212
Accumulated net investment income/(distributions in excess of net investment income)	174,557	50,207	(1,518)
Accumulated net realized gain (loss) from investment transactions	(331,455)	(1,045,304)	26,486
Net unrealized appreciation on investments	6,553,475	5,777,301	20,008
Net Assets	$65,031,017	$33,640,166	$400,188
Net Assets:
Investor Shares	$17,940,494	$2,182,572	$41,392
Institutional Shares	47,080,295	31,447,608	191,731
Class A Shares	10,228	9,986	167,065
Total	$65,031,017	$33,640,166	$400,188
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	1,409,537	185,657	3,632
Institutional Shares	3,689,498	2,663,024	16,809
Class A Shares	804	849	14,665
Total	5,099,839	2,849,530	35,106
Net asset value, offering price & redemption price per share:
Investor Shares	$12.73	$11.76	$11.40
Institutional Shares	$12.76	$11.81	$11.41
Class A Shares	$12.72	$11.76	$11.39
Maximum Sales Charge:
Class A Shares	5.50%	5.50%	5.50%
Maximum Offering Price per share (net asset value/[100%-maximum sales charge])
Class A Shares	$13.46	$12.44	$12.05

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations
Six Months Ended February 29, 2012
(Unaudited)

		Cash	Tax-Free
	U.S. Treasury	Management	Money
	Fund	Fund	Market Fund
Investment Income:
Interest income	$428,418	$445,072	$283,146
Dividend income	—	—	1,915
Total Income	428,418	445,072	285,061
Expenses:
Investment advisory fees	933,218	648,137	260,282
Administration fees	746,576	518,511	208,226
Distribution fees - Administrative Shares	1,271,909	539,612	11,207
Distribution fees - Service Shares	55,554	6,698	3
Shareholder servicing fees - Administrative Shares	1,271,909	539,612	11,207
Shareholder servicing fees - Service Shares	55,554	6,698	3
Shareholder servicing fees - Institutional Shares	227,890	533,912	23,328
Shareholder servicing fees - Select Shares	—	—	399,263
Fund accounting fees	227,289	159,452	84,871
Transfer agent fees	30,751	25,821	8,483
Custodian fees	62,216	43,211	17,353
Trustee fees	29,684	21,839	8,367
Professional fees	96,130	75,301	28,349
NASDAQ listing fees	1,014	1,014	1,014
Printing fees	22,578	17,610	6,151
Registration fees	23,835	14,590	5,752
Other expenses	66,343	61,751	13,000
Total expenses before fee and expense reductions	5,122,450	3,213,769	1,086,859
Investment advisory fees waived/expenses reimbursed by Investment Adviser	(1,026,445)	(653,084)	(208,299)
Administration fees waived	(743,636)	(497,579)	(183,681)
Custodian fees waived	(56,378)	(23,061)	(3,102)
Distribution fees waived - Administrative Shares	(1,271,909)	(539,612)	(10,966)
Distribution fees waived - Service Shares	(55,554)	(6,698)	(2)
Shareholder servicing fees waived - Administrative Shares	(1,271,909)	(539,612)	(11,207)
Shareholder servicing fees waived - Service Shares	(55,554)	(6,698)	(2)
Shareholder servicing fees waived - Institutional Shares	(227,890)	(533,912)	(22,718)
Shareholder servicing fees waived - Select Shares	—	—	(399,263)
Net expenses	413,175	413,513	247,619
Net Investment Income	15,243	31,559	37,442
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/ (losses) from investment transactions	(1,377)	(1,833)	1,400
Change in net assets resulting from operations	$13,866	$29,726	$38,842

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Continued
Six Months Ended February 29, 2012
(Unaudited)

	Intermediate
	Tax-Free Bond	Short-Term	Intermediate
	Fund	Income Fund	Bond Fund	Bond Fund
Investment Income:
Interest income	$673,893	$982,502	$118,733	$766,113
Dividend income from affiliates	339	171	34	64
Total Income	674,232	982,673	118,767	766,177
Expenses:
Investment advisory fees	113,163	251,366	65,449	118,999
Administration fees	41,151	91,407	23,800	43,273
Distribution fees - Investor Shares	3,532	30,819	16,792	13,219
Distribution fees - Class A Shares	13	13	13	13
Shareholder servicing fees - Investor Shares	3,532	30,819	16,792	13,219
Shareholder servicing fees - Institutional Shares	47,893	83,425	12,945	40,859
Shareholder servicing fees - Class A Shares	5	5	5	5
Fund accounting fees	13,891	46,207	22,633	24,253
Transfer agent fees	1,165	5,459	930	2,814
Custodian fees	2,057	4,570	1,190	2,164
Trustee fees	1,081	2,452	636	1,128
Professional fees	3,665	8,438	2,179	3,829
NASDAQ listing fees	761	761	761	761
Printing fees	912	2,352	629	964
Registration fees	9,263	10,993	9,422	9,622
Other expenses	2,307	4,551	1,284	2,139
Total expenses before fee and expense reductions	244,391	573,637	175,460	277,261
Investment advisory fees waived/expenses reimbursed by Investment Adviser	(72,013)	(182,812)	(41,649)	(75,727)
Administration fees waived	(20,575)	(45,702)	(11,900)	(21,636)
Shareholder servicing fees waived - Investor Shares	(3,318)	(28,674)	(15,572)	(13,171)
Shareholder servicing fees waived - Institutional Shares	(47,893)	(83,425)	(12,945)	(40,859)
Shareholder servicing fees waived - Class A Shares	(5)	(5)	(5)	(5)
Net expenses	100,587	233,019	93,389	125,863
Net Investment Income	573,645	749,654	25,378	640,314
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/ (losses) from investment transactions	20	(2,167,674)	(1,850,837)	(624,404)
Change in unrealized appreciation/depreciation on investments	1,134,646	2,580,556	2,212,391	1,307,961
Net realized/unrealized gains on investments	1,134,666	412,882	361,554	683,557
Change in net assets resulting from operations	$1,708,311	$1,162,536	$386,932	$1,323,871

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Concluded
Six Months Ended February 29, 2012
(Unaudited)

		U.S. Large Cap	Opportunistic
	Balanced Fund	Equity Fund	Fund*
Investment Income:
Interest income	$596,286	$—	$—
Dividend income	324,389	260,112	1,762
Dividend income from affiliates	124	15	2
Foreign tax withholding	(1,297)	(590)	(3)
Total Income	919,502	259,537	1,761
Expenses:
Investment advisory fees	226,870	113,306	2,644
Administration fees	61,316	32,843	235
Distribution fees - Investor Shares	20,503	2,490	18
Distribution fees - Class A Shares	12	11	134
Shareholder servicing fees - Investor Shares	20,503	2,490	18
Shareholder servicing fees - Institutional Shares	56,130	38,551	141
Shareholder servicing fees - Class A Shares	5	4	54
Fund accounting fees	28,548	8,210	1,984
Transfer agent fees	1,760	1,118	67
Custodian fees	3,066	1,642	12
Trustee fees	1,634	940	6
Professional fees	5,741	3,469	22
NASDAQ listing fees	761	761	1,014
Printing fees	1,347	820	165
Registration fees	10,258	9,498	212
Other expenses	3,392	2,024	101
Total expenses before fee and expense reductions	441,846	218,177	6,827
Investment advisory fees waived/expenses reimbursed by Investment Adviser	(119,566)	(47,621)	(3,218)
Administration fees waived	(30,658)	(16,421)	(117)
Shareholder servicing fees waived - Investor Shares	(20,481)	(2,465)	(18)
Shareholder servicing fees waived - Institutional Shares	(56,130)	(38,551)	(141)
Shareholder servicing fees waived - Class A Shares	(5)	(4)	(54)
Net expenses	215,006	113,115	3,279
Net Investment Income (loss)	704,496	146,422	(1,518)
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/ (losses) from investment transactions	667,730	(145,727)	28,943
Change in unrealized appreciation/depreciation on investments	3,338,752	3,685,903	20,008
Net realized/unrealized gains on investments	4,005,791	3,540,176	48,951
Change in net assets resulting from operations	$4,710,978	$3,686,598	$47,433

*	Commencement of operations September 1, 2011

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets

	U.S. Treasury Fund		Cash Management Fund		Tax-Free Money Market Fund
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011	2012	2011
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$15,243	$86,449	$31,559	$117,884	$37,442	$460,465
Net realized gains/ (losses) from investment transactions	(1,377)	(233)	(1,833)	5,402	1,400	2,947
Change in net assets resulting from operations	13,866	86,216	29,726	123,286	38,842	463,412
Distributions to Shareholders:
From net investment income:
Administrative Shares	(12,502)	(65,590)	(15,700)	(43,687)	(431)	(1,143)
Service Shares	(508)	(2,900)	(191)	(1,042)	—	—
Institutional Shares	(2,307)	(17,958)	(15,669)	(73,162)	(901)	(7,849)
Select Shares	—	—	—	—	(24,089)	(299,145)
From net realized gains:
Administrative Shares	—	(21,294)	—	—	(33)	(410)
Service Shares	—	(969)	—	—	—	—
Institutional Shares	—	(5,140)	—	—	(108)	(626)
Select Shares	—	—	—	—	(1,518)	(9,083)
Change in net assets from shareholder distributions	(15,317)	(113,851)	(31,560)	(117,891)	(27,080)	(318,256)
Change in net assets from capital transactions	307,303,053	269,741,132	(3,227,960)	(50,297,268)	63,494,660	(69,918,464)
Change in net assets	307,301,602	269,713,497	(3,229,794)	(50,291,873)	63,506,422	(69,773,308)
Net Assets:
Beginning of period	1,037,577,317	767,863,820	870,340,322	920,632,195	351,299,477	421,072,785
End of period	$1,344,878,919	$1,037,577,317	867,110,528	$870,340,322	$414,805,899	$351,299,477
Accumulated net investment income/(distributions
in excess of net investment income)	$(729)	$(655)	$(467)	$(466)	$(10)	$(12,031)

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	U.S. Treasury Fund		Cash Management Fund		Tax-Free Money Market Fund
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011	2012	2011
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:*
Administrative Shares
Issued	756,381,730	1,310,411,454	489,140,450	1,009,534,887	43,629,495	90,990,493
Reinvested	8	79	351	1,010	—	—
Redeemed	(460,265,281)	(1,011,945,522)	(498,933,924)	(1,034,968,410)	(34,947,279)	(101,756,491)
Change in Administrative Shares	296,116,457	298,466,011	(9,793,123)	(25,432,513)	8,682,216	(10,765,998)
Service Shares
Issued	73,693,441	57,305,777	1,321,759	2,870,877	9,242	—
Reinvested	91	—	—	—	—	—
Redeemed	(64,455,515)	(64,397,515)	(10,409,534)	(5,663,433)	—	—
Change in Service Shares	9,238,017	(7,091,738)	(9,087,775)	(2,792,556)	9,242	—
Institutional Shares
Issued	105,617,134	243,615,273	288,179,241	705,954,851	62,098,868	188,621,858
Reinvested	28	652	545	2,641	—	—
Redeemed	(103,668,583)	(265,249,067)	(272,526,848)	(728,029,691)	(65,407,411)	(208,465,159)
Change in Institutional Shares	1,948,579	(21,633,142)	15,652,938	(22,072,199)	(3,308,543)	(19,843,301)
Select Shares
Issued	—	—	—	—	223,416,149	308,447,897
Redeemed	—	—	—	—	(165,304,404)	(347,757,062)
Change in Select Shares	—	—	—	—	58,111,745	(39,309,165)
Change in shares:	307,303,053	269,741,131	(3,227,960)	(50,297,268)	63,494,660	(69,918,464)

*	Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund		Intermediate Bond Fund
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011	2012	2011
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$573,645	$1,222,725	$749,654	$2,319,788	$25,378	$1,033,190
Net realized gains/ (losses) from investment transactions	20	218,561	(2,167,674)	57,820	(1,850,837)	122,138
Change in unrealized appreciation/depreciation on investments	1,134,646	(703,935)	2,580,556	1,235,985	2,212,391	434,531
Change in net assets resulting from operations	1,708,311	737,351	1,162,536	3,613,593	386,932	1,589,859
Distributions to Shareholders:
From net investment income:
Investor Shares	(35,846)	(141,788)	(312,816)	(746,382)	(215,708)	(479,226)
Institutional Shares	(536,883)	(1,080,249)	(937,907)	(1,648,138)	(180,170)	(405,438)
Class A Shares	(135)	(99)	(129)	(83)	(163)	(116)
From net realized gains:
Investor Shares	(15,345)	(1,969)	—	—	—	—
Institutional Shares	(204,586)	(11,214)	—	—	—	—
Class A Shares	(57)	—	—	—	—	—
Change in net assets from shareholder distributions	(792,852)	(1,235,319)	(1,250,852)	(2,394,603)	(396,041)	(884,780)
Change in net assets from capital transactions	1,508,544	3,135,011	(1,504,889)	21,388,593	289,301	1,122,277
Change in net assets	2,424,003	2,637,043	(1,593,205)	22,607,583	280,192	1,827,356
Net Assets:
Beginning of period	40,371,244	37,734,201	94,260,969	71,653,386	23,546,240	21,718,884
End of period	$42,795,247	$40,371,244	$92,667,764	$94,260,969	$23,826,432	$23,546,240
Accumulated net investment income/(distributions in excess of net investment income)	$(22,626)	$(23,407)	$(438,710)	$62,488	$(310,990)	$59,673

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund		Intermediate Bond Fund
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011	2012	2011
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	$33,006	$3,356,573	$5,688,634	$11,084,674	$1,975,324	$5,089,524
Dividends reinvested	37,234	109,248	267,021	598,394	208,967	461,106
Cost of shares redeemed	(242,045)	(3,725,844)	(10,741,396)	(10,694,185)	(1,822,800)	(5,338,361)
Change in net assets from Investor Shares	(171,805)	(260,023)	(4,785,741)	988,883	361,491	212,269
Institutional Shares
Proceeds from shares issued	5,968,233	15,770,351	8,936,984	26,425,226	898,589	2,502,814
Dividends reinvested	148,201	68,087	229,681	382,742	24,772	41,441
Cost of shares redeemed	(4,436,276)	(12,453,503)	(5,885,942)	(6,418,341)	(995,714)	(1,644,363)
Change in net assets from Institutional Shares	1,680,158	3,384,935	3,280,723	20,389,627	(72,353)	899,892
Class A Shares
Proceeds from shares issued	—	10,000	—	10,000	—	10,000
Dividends reinvested	191	99	129	83	163	116
Change in net assets from Class A Shares	191	10,099	129	10,083	163	10,116
Change in net assets from capital transactions:	$1,508,544	$3,135,011	$(1,504,889)	$21,388,593	$289,301	$1,122,277
Share Transactions:
Investor Shares
Issued	2,874	294,478	586,830	1,182,950	205,637	529,474
Reinvested	3,242	9,889	28,439	63,762	21,739	48,276
Redeemed	(21,140)	(332,866)	(1,125,939)	(1,142,166)	(189,921)	(560,465)
Change in Investor Shares	(15,024)	(28,499)	(510,670)	104,546	37,455	17,285
Institutional Shares
Issued	518,749	1,403,972	951,868	2,816,412	93,183	260,562
Reinvested	12,901	6,147	24,464	40,770	2,575	4,331
Redeemed	(387,151)	(1,122,864)	(626,274)	(685,383)	(103,716)	(172,812)
Change in Institutional Shares	144,499	287,255	350,058	2,171,799	(7,958)	92,081
Class A Shares
Issued	—	903	—	1,064	—	1,039
Reinvested	17	9	14	9	16	12
Change in Class A Shares	17	912	14	1,073	16	1,051
Change in shares:	129,492	259,668	(160,598)	2,277,418	29,513	110,417

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Bond Fund		Balanced Fund		U.S. Large Cap Equity Fund
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011	2012	2011
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$640,314	$1,610,169	$704,496	$1,564,385	$146,422	$228,526
Net realized gains/ (losses) from investment transactions	(624,404)	310,081	667,730	4,207,777	(145,727)	1,463,790
Change in unrealized appreciation/depreciation on investments	1,307,961	859,714	3,338,752	1,650,017	3,685,903	1,595,316
Change in net assets resulting from operations	1,323,871	2,779,964	4,710,978	7,422,179	3,686,598	3,287,632
Distributions to Shareholders:
From net investment income:
Investor Shares	(190,040)	(344,375)	(202,911)	(417,241)	(7,135)	(10,457)
Institutional Shares	(628,316)	(1,126,296)	(604,691)	(1,158,679)	(137,891)	(290,785)
Class A Shares	(187)	(119)	(118)	(61)	(33)	(10)
From net realized gains:
Investor Shares	(18,374)	—	—	—	—	—
Institutional Shares	(55,682)	—	—	—	—	—
Class A Shares	(18)	—	—	—	—	—
Change in net assets from shareholder distributions	(892,617)	(1,470,790)	(807,720)	(1,575,981)	(145,059)	(301,252)
Change in net assets from capital transactions	3,700,924	6,887,350	(445,905)	(2,290,472)	(7,522,838)	3,620,147
Change in net assets	4,132,178	8,196,524	3,457,353	3,555,726	(3,981,299)	6,606,527
Net Assets:
Beginning of period	41,397,871	33,201,347	61,573,664	58,017,938	37,621,465	31,014,938
End of period	$45,530,049	$41,397,871	$65,031,017	$61,573,664	$33,640,166	$37,621,465
Accumulated net investment income/(distributions
in excess of net investment income)	$(122,955)	$55,274	$174,557	$277,781	$50,207	$48,844

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Bond Fund		Balanced Fund		U.S. Large Cap Equity Fund
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011	2012	2011
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	$1,067,836	$4,708,702	$1,393,056	$2,321,910	$60,937	$428,370
Dividends reinvested	206,984	341,923	202,952	417,235	7,135	10,457
Cost of shares redeemed	(1,499,717)	(3,088,290)	(1,147,566)	(4,468,773)	(79,813)	(246,695)
Change in net assets from Investor Shares	(224,897)	1,962,335	448,442	(1,729,628)	(11,741)	192,132
Institutional Shares
Proceeds from shares issued	4,905,104	9,294,194	80,918	695,092	1,320,738	8,975,552
Dividends reinvested	250,412	329,403	604,282	1,156,860	19,494	38,063
Cost of shares redeemed	(1,229,900)	(4,708,701)	(1,579,665)	(2,422,857)	(8,851,362)	(5,595,610)
Change in net assets from Institutional Shares	3,925,616	4,914,896	(894,465)	(570,905)	(7,511,130)	3,418,005
Class A Shares
Proceeds from shares issued	—	10,000	—	10,000	—	10,000
Dividends reinvested	205	119	118	61	33	10
Change in net assets from Class A Shares	205	10,119	118	10,061	33	10,010
Change in net assets from capital transactions:	$3,700,924	$6,887,350	$(445,905)	$(2,290,472)	$(7,522,838)	$3,620,147
Share Transactions:
Investor Shares
Issued	115,125	518,687	113,776	193,595	5,581	38,184
Reinvested	22,280	37,719	16,869	34,815	662	967
Redeemed	(161,581)	(340,940)	(96,752)	(366,757)	(7,167)	(22,639)
Change in Investor Shares	(24,176)	215,466	33,893	(138,347)	(924)	16,512
Institutional Shares
Issued	528,599	1,027,517	6,656	56,635	121,660	794,178
Reinvested	26,985	36,344	50,234	96,244	1,829	3,458
Redeemed	(132,795)	(516,110)	(130,271)	(199,157)	(844,194)	(505,863)
Change in Institutional Shares	422,789	547,751	(73,381)	(46,278)	(720,705)	291,773
Class A Shares
Issued	—	1,102	—	789	—	845
Reinvested	22	13	10	5	3	1
Change in Class A Shares	22	1,115	10	794	3	846
Change in shares:	398,635	764,332	(39,478)	(183,831)	(721,626)	309,131

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

Opportunistic Fund
Period Ended February 29, 2012
(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(1,518)
Net realized gains from investment transactions	28,943
Change in unrealized appreciation/depreciation on investments	20,008
Change in net assets resulting from operations	47,433
Distributions to Shareholders:
From net realized gains:
Investor Shares	(94)
Institutional Shares	(1,219)
Class A Shares	(1,144)
Change in net assets from shareholder distributions	(2,457)
Change in net assets from capital transactions	355,212
Change in net assets	400,188
Net Assets:
Beginning of period	$—
End of period	400,188
Accumulated net investment income/(distributions in excess of net investment income)	$(1,518)

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Concluded

Opportunistic Fund
Period Ended February 29, 2012
(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	$39,045
Dividends reinvested	94
Change in net assets from Investor Shares	39,139
Institutional Shares
Proceeds from shares issued	167,227
Dividends reinvested	1,032
Change in net assets from Institutional Shares	168,259
Class A Shares
Proceeds from shares issued	146,789
Dividends reinvested	1,025
Change in net assets from Class A Shares	147,814
Change in net assets from capital transactions:	$355,212
Share Transactions:
Investor Shares
Issued	3,623
Reinvested	9
Change in Investor Shares	3,632
Institutional Shares
Issued	16,706
Reinvested	103
Change in Institutional Shares	16,809
Class A Shares
Issued	14,563
Reinvested	102
Change in Class A Shares	14,665
Change in shares:	35,106

See notes to financial statements.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments
 February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Amortized Cost
FDIC Guaranteed Obligations (8.6%)
Banking (2.6%)
$22,181,000	State Street Corp., 2.15%, 4/30/12(a)	$22,253,097
13,111,000	Wells Fargo & Co., 2.13%, 6/15/12(a)	13,186,099
		35,439,196
Diversified Financial Services (0.7%)
8,793,000	Goldman Sachs Group, Inc., 3.25%, 6/15/12(a)	8,870,994
		8,870,994
Financial Services (5.3%)
33,101,000	Bank of America Corp., Series L, 2.10%, 4/30/12, MTN(a)	33,204,901
11,416,000	Citigroup Funding, Inc., 2.25%, 12/10/12(a)	11,596,887
18,000,000	Citigroup, Inc., 2.13%, 4/30/12(a)	18,056,050
4,780,000	General Electric Capital Corp., Series G, 2.25%, 3/12/12, GMTN(a)	4,782,894
4,295,000	Morgan Stanley, 1.95%, 6/20/12(a)	4,317,637
		71,958,369
Total Corporate Bonds		116,268,559

U.S. Treasury Obligations (54.0%)
U.S. Treasury Bills:
125,000,000	0.01%, 3/8/12(b)	124,999,660
50,000,000	0.02%, 3/15/12(b)	49,999,611
235,000,000	0.02%, 3/1/12(b)	235,000,000
25,000,000	0.03%, 3/29/12(b)	24,999,417
115,000,000	0.03%, 3/22/12(b)	114,997,200
75,000,000	0.08%, 4/19/12(b)	74,991,833
		624,987,721
U.S. Treasury Notes:
20,000,000	1.13%, 12/15/12	20,155,642
20,000,000	1.38%, 2/15/13	20,235,455
30,000,000	1.38%, 3/15/13	30,364,130
10,000,000	2.75%, 2/28/13	10,256,307
20,000,000	4.50%, 4/30/12	20,140,342
		101,151,876
Total U.S. Treasury Obligations		726,139,597

Principal
Amount	Security Description	Amortized Cost
Repurchase Agreements (42.8%)
$250,000,000	Deutsche Bank Securities, Inc., 0.17%, 3/1/12, (Purchased on 2/29/12, proceeds at maturity $250,001,181, collateralized by U.S. Treasury Obligations, (2.00% - 2.38%), (4/15/12 - 1/15/27), fair value $255,000,113)	$250,000,000
50,000,000	Goldman Sachs & Co., 0.02%, 3/1/12, (Purchased on 2/29/12, proceeds at maturity $50,000,194, collateralized by U.S. Treasury Notes, (1.88%), (7/15/13), fair value $51,000,021)	50,000,000
100,000,000	Goldman Sachs & Co., 0.10%, 3/1/12, (Purchased on 2/29/12, proceeds at maturity $100,000,278, collateralized by U.S. Treasury Notes, (1.88%), (7/15/13), fair value $102,000,042)	100,000,000
175,622,696	JPMorgan Securities LLC, 0.08%, 3/1/12, (Purchased on 2/29/12, proceeds at maturity $175,623,086, collateralized by U.S. Treasury Notes, (1.75% - 2.25%), (5/31/16 - 7/31/18), fair value $179,136,101)	175,622,696
Total Repurchase Agreements		575,622,696
Total Investments (Cost $1,418,030,852) (c)—105.4%		1,418,030,852
Liabilities in excess of other assets — (5.4)%		(73,151,933)
Net Assets — 100.0%		$1,344,878,919

(a)	This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States Government. The details of the FDIC guarantee are provided in the FDIC’s regulations, 12 CFR Part 370, and at the FDIC’s website, www.fdic.gov/tlgp. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(b)	Rate represents the effective yield at purchase.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

GMTN	Global Medium Term Note
MTN	Medium Term Note

See notes to financial statements.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments
 February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Amortized Cost
Commercial Paper (24.8%)
Beverages (2.9%)
$15,000,000	The Coca-Cola Co., 0.18%, 4/11/12(a)(b)	$14,996,925
10,000,000	The Coca-Cola Co., 0.17%, 7/17/12(a)(b)	9,993,483
		24,990,408
Consumer Products (3.4%)
15,000,000	The Procter & Gamble Co., 0.12%, 3/27/12(a)(b)	14,998,700
15,000,000	The Procter & Gamble Co., 0.09%, 4/20/12(a)(b)	14,998,125
		29,996,825
Diversified Financial Services (1.3%)
11,000,000	General Electric Capital Corp., 0.31%, 8/21/12(a)	10,983,613
Diversified Manufacturing Operations (2.2%)
19,000,000	General Electric Co., 0.09%, 3/27/12(a)	18,998,765
Food-Miscellaneous/Diversified (3.4%)
30,000,000	Nestle Capital Corp., 0.12%, 4/30/12(a)(b)	29,994,250
Medical - Drugs (3.5%)
30,000,000	Novartis Finance Corp., 0.08%, 3/6/12(a)(b)	29,999,688
Oil-Integrated Companies (4.6%)
25,000,000	Chevron Corp., 0.03%, 3/6/12(a)	24,999,896
15,000,000	Total Capital Canada Ltd., 0.05%, 3/20/12(a)(b)	14,999,604
		39,999,500
Retail (3.5%)
8,500,000	Wal-Mart Stores, Inc., 0.06%, 3/27/12(a)(b)	8,499,632
21,500,000	Wal-Mart Stores, Inc., 0.09%, 4/23/12(a)(b)	21,497,151
		29,996,783
Total Commercial Paper		214,959,832

U.S. Government Agency Securities (38.0%)
Federal Farm Credit Bank:
10,000,000	0.12%, 4/20/12(c)	10,000,000

Federal Home Loan Bank:
70,000,000	0.02%, 3/7/12(a)	69,999,825
10,000,000	0.16%, 6/22/12(c)	10,000,000
10,000,000	0.17%, 12/27/12(c)	10,002,925
10,000,000	0.23%, 3/8/13, Callable 3/28/12 @ 100	9,999,534
10,000,000	0.25%, 2/28/13, Callable 8/28/12 @ 100	10,000,000
5,000,000	0.31%, 12/5/12, Callable 3/5/12 @ 100	5,000,000
15,000,000	0.34%, 11/20/12, Callable 5/14/12 @ 100	15,000,000
17,800,000	0.38%, 10/3/12, Callable 3/23/12 @ 100	17,800,000
		147,802,284

Principal
Amount	Security Description	Amortized Cost
U.S. Government Agency Securities, continued:
Federal Home Loan Bank, Series 2:
$15,500,000	0.16%, 7/2/12(c)	$15,499,155
Federal Home Loan Mortgage Corp.:
40,000,000	0.05%, 4/18/12(a)	39,997,333
Federal Home Loan Mortgage Corp., Series RB:
12,000,000	0.06%, 4/3/12(a)	11,999,395
30,000,000	0.10%, 3/20/12(a)	29,998,417
30,000,000	0.12%, 5/29/12(a)	29,991,471
		71,989,283
Federal National Mortgage Association:
4,207,000	0.13%, 4/16/12(a)	4,206,301
10,000,000	0.23%, 7/26/12(c)	10,001,669
		14,207,970
Federal National Mortgage Association, Series BB:
30,000,000	0.10%, 3/8/12(a)	29,999,943
Total U.S. Government Agency Securities		329,495,968

Repurchase Agreements (37.2%)
175,000,000	Deutsche Bank Securities, Inc., 0.18%, 3/1/12, (Purchased on 2/29/12, proceeds at maturity $175,000,875, collateralized by FNMA, (0.63% - 5.25%), (8/1/12 - 9/28/16), fair value $178,501,004)	175,000,000
50,000,000	Goldman Sachs & Co., 0.20%, 3/1/12, (Purchased on 2/29/12, proceeds at maturity $50,000,278, collateralized by various U.S. Treasury Obligations, (0.00%), (5/15/19 - 11/15/39), fair value $51,000,000)	50,000,000
97,535,802	JPMorgan Securities LLC, 0.08%, 3/1/12, (Purchased on 2/29/12, proceeds at maturity $97,536,019, collateralized by various U.S. Government Agency Obligations and U.S. Treasury Obligation, (0.00% - 11.25%), (3/16/12 - 2/15/15), fair value $99,489,076)	97,535,802
Total Repurchase Agreements		322,535,802

Total Investments (Cost $866,991,602)(d)—100.0%		866,991,602
Other assets in excess of liabilities — 0.0%		118,926
Net Assets — 100.0%		$867,110,528

(a)	Rate represents the effective yield at purchase.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2012.
(d)	Cost and value for federal income tax and financial reporting purposes are the same.

FNMA	Federal National Mortgage Association

See notes to financial statements.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments
 February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Amortized Cost
Municipal Bonds (95.4%)
Variable Rate Demand Notes (84.7%)
Alaska (4.0%)
$16,760,000	Valdez Alaska Marine Terminal Revenue, Exxon Mobil Corp. Project, Series C, 0.12%, next reset date 3/1/12, final maturity 12/1/33(a)	$16,760,000
California (0.6%)
2,575,000	California Statewide Communities Development Authority Revenue, Scripps Health Program, Series A, 0.13%, next reset date 3/7/12, final maturity 8/1/35, Enhanced by: LOC(a)	2,575,000
Colorado (5.1%)
5,500,000	Castle Rock Colorado Certificate of Participation, 0.13%, next reset date 3/7/12, final maturity 9/1/37, Enhanced by: LOC(a)	5,500,000
7,455,000	Colorado Educational & Cultural Facilities Authority Revenue, Christian University Project, 0.15%, next reset date 3/7/12, final maturity 7/1/34, Enhanced by: LOC(a)	7,455,000
8,000,000	East Cherry Creek Valley Water & Sanitation District Arapahoe County Revenue, Series A, 0.15%, next reset date 3/7/12, final maturity 11/15/34, Enhanced by: LOC(a)	8,000,000
		20,955,000
Connecticut (3.6%)
15,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2, 0.13%, next reset date 3/7/12, final maturity 7/1/29, Enhanced by: SPA(a)	15,000,000
Florida (3.0%)
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.17%, next reset date 3/7/12, final maturity 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
8,000,000	Sunshine Florida State Governmental Financing Commission Revenue, Miami Dade County Program, Series B, 0.16%, next reset date 3/7/12, final maturity 9/1/32, Enhanced by: LOC(a)	8,000,000
		12,590,000
Georgia (3.6%)
15,000,000	Georgia Private Colleges & Universities Authority Revenue, Emory University, Series B-3, 0.13%, next reset date 3/7/12, final maturity 9/1/35(a)	15,000,000

Principal
Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Illinois (8.6%)
$8,200,000	Cook County Illinois Revenue, 0.15%, next reset date 3/7/12, final maturity 5/1/35, Enhanced by: LOC(a)	$8,200,000
12,200,000	Illinois State Toll Highway Authority Revenue, Series B, 0.26%, next reset date 3/7/12, final maturity 1/1/17, Insured by: AGM(a)	12,200,000
6,200,000	Quincy Illinois Revenue, Blessing Hospital Project, 0.14%, next reset date 3/7/12, final maturity 11/15/33, Enhanced by: LOC(a)	6,200,000
9,000,000	Romeoville Illinois Revenue, Lewis University, 0.15%, next reset date 3/1/12, final maturity 10/1/36, Enhanced by: LOC(a)	9,000,000
		35,600,000
Indiana (4.9%)
8,300,000	Indiana Health Facility Financing Authority Revenue, Deaconess Hospital, Inc., 0.13%, next reset date 3/7/12, final maturity 1/1/22, Enhanced by: LOC(a)	8,300,000
12,200,000	Indiana Municipal Power Agency Revenue, Series A, 0.13%, next reset date 3/7/12, final maturity 1/1/18, Enhanced by: LOC(a)	12,200,000
		20,500,000
Kansas (2.9%)
12,115,000	Kansas State Development Financial Authority Hospital Revenue, Series C, 0.13%, next reset date 3/7/12, final maturity 11/15/34, Enhanced by: LOC(a)	12,115,000
Kentucky (1.1%)
4,585,000	Jeffersontown Kentucky Lease Program Revenue, 0.14%, next reset date 3/7/12, final maturity 3/1/30, Enhanced by: LOC(a)	4,585,000
Mississippi (6.3%)
15,900,000	Jackson County Mississippi Pollution Control Revenue, Chevron Corp. Project, 0.08%, next reset date 3/1/12, final maturity 6/1/23(a)	15,900,000
10,000,000	Mississippi State Business Finance Commission Gulf Opportunity Zone, Chevron U.S.A., Inc., Series B, 0.08%, next reset date 3/7/12, final maturity 12/1/30, Insured by: GTY(a)	10,000,000
		25,900,000

See notes to financial statements.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued
 February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Missouri (1.7%)
$6,825,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.23%, next reset date 3/7/12, final maturity 11/1/18, Enhanced by: LOC(a)	$6,825,000
Pennsylvania (12.9%)
15,900,000	Berks County Pennsylvania Municipal Authority Revenue, 0.32%, next reset date 3/7/12, final maturity 5/1/32(a)	15,900,000
6,700,000	Emmaus Pennsylvania General Authority Revenue, 0.14%, next reset date 3/7/12, final maturity 3/1/24, Enhanced by: LOC(a)	6,700,000
6,000,000	Emmaus Pennsylvania General Authority Revenue, 0.14%, next reset date 3/7/12, final maturity 3/1/24, Enhanced by: LOC(a)	6,000,000
10,000,000	Luzerne County Pennsylvania, GO, Series A, 0.16%, next reset date 3/7/12, final maturity 11/15/26, Insured by: AGM(a)	10,000,000
15,000,000	Philadelphia Pennsylvania, GO, Series B, 0.14%, next reset date 3/7/12, final maturity 8/1/31, Enhanced by: LOC(a)	15,000,000
		53,600,000
South Carolina (1.9%)
7,880,000	South Carolina Jobs-Economic Development Authority Student Housing Revenue, State University Housing LLC, Series A, 0.26%, next reset date 3/7/12, final maturity 3/1/27, Enhanced by: LOC(a)	7,880,000
Tennessee (3.6%)
15,000,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.31%, next reset date 3/7/12, final maturity 11/1/27, Enhanced by: LOC(a)	15,000,000
Texas (9.0%)
7,000,000	Austin Texas Hotel Occupancy Tax Revenue, Series B, 0.21%, next reset date 3/7/12, final maturity 11/15/29, Enhanced by: LOC(a)	7,000,000
5,000,000	Gulf Coast Waste Disposal Authority Revenue, Exxon Mobil Corp. Project, 0.12%, next reset date 3/1/12, final maturity 6/1/20(a)	5,000,000

Principal		Amortized Cost
Amount	Security Description	or Value
Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Texas, continued:
$15,400,000	Lower Neches Valley Texas Authority Industrial Development Corp. Revenue, Exxon Mobil Corp. Project, Series A, 0.12%, next reset date 3/1/12, final maturity 11/1/29(a)	$15,400,000
10,000,000	University of Texas Revenue, Financing System, Series B, 0.09%, next reset date 3/7/12, final maturity 8/1/39, Enhanced by: LIQ FAC(a)	10,000,000
		37,400,000
Virginia (5.0%)
11,545,000	Falls Church Virginia Economic Development Authority Revenue, 0.16%, next reset date 3/7/12, final maturity 7/1/31, Enhanced by: LOC(a)	11,545,000
9,000,000	Virginia Small Business Financing Authority Revenue, Museum of Fine Arts Foundation, 0.15%, next reset date 3/7/12, final maturity 8/1/35, Enhanced by: LOC(a)	9,000,000
		20,545,000
Washington (2.4%)
10,000,000	Washington State Health Care Facilities Authority Revenue, Series C, 0.17%, next reset date 3/7/12, final maturity 11/15/46, Enhanced by: LOC(a)	10,000,000
Wisconsin (4.5%)
6,210,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.16%, next reset date 3/7/12, final maturity 9/1/40, Enhanced by: LOC(a)	6,210,000
7,300,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.16%, next reset date 3/7/12, final maturity 3/1/36, Enhanced by: LOC(a)	7,300,000
5,000,000	Wisconsin State Health & Educational Facilities Authority Revenue, Wheaton Franciscan Services, Series B, 0.11%, next reset date 3/7/12, final maturity 8/15/33, Enhanced by: LOC(a)	5,000,000
		18,510,000
Total Variable Rate Demand Notes		351,340,000

See notes to financial statements.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Concluded
 February 29, 2012
(Unaudited)

Principal		Amortized Cost
Amount	Security Description	or Value
Fixed Rate Municipal Bonds (4.9%)
Oregon (2.5%)
10,250,000	Oregon State, GO, 2.00%, 6/29/12	$10,309,211
Wisconsin (2.4%)
10,000,000	Wisconsin State Revenue, 2.00%, 6/15/12	10,051,330
Total Fixed Rate Municipal Bonds		20,360,541

Commercial Paper (5.8%)
Illinois (3.6%)
15,000,000	Illinois Educational Facilities Authority, 0.17%, 3/8/12, Enhanced by: LOC	15,000,000
Virginia (2.2%)
5,995,000	Peninsula Ports Authority, 0.14%, 5/8/12, Enhanced by: LOC	5,995,000
3,000,000	Peninsula Ports Authority, 0.15%, 5/8/12, Enhanced by: LOC	3,000,000
		8,995,000
Total Commercial Paper		23,995,000
Total Municipal Bonds		395,695,541

		Amortized Cost
Shares	Security Description	or Value
Investment Companies (4.5%)
$2,084,399	Goldman Sachs Financial Square Funds- Tax-Free Money Market Fund, 0.01% (b)	$2,084,399
16,764,185	SEI Tax-Exempt Trust Institutional Tax Free, Class A, 0.02% (b)	16,764,185
Total Investment Companies		18,848,584

Total Investments (Cost $414,544,125)(c)—99.9%		414,544,125
Other assets in excess of liabilities — 0.1%		261,774
Net Assets — 100.0%		$414,805,899

(a)	Variable rate investment with the option to tender at par value on an interest reset date. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2012.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2012.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
GTY	Insured by Guarantor Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Standby Purchase Agreement

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments
 February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Municipal Bonds (85.0%)
Arizona (3.7%)
$650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @ 100	$778,765
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Callable 7/1/18 @ 100*	826,185
		1,604,950
California (0.2%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,030
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Continuously Callable @ 100.5, Insured by: AMBAC	25,042
		105,072
Colorado (2.3%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	981,547
Florida (1.8%)
5,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Continuously Callable @ 100, Insured by: MBIA	5,014
700,000	Sarasota County Florida Utility System Revenue, Series A, 5.00%, 10/1/25, Callable 10/1/15 @ 100, Insured by: NATL-RE, AGC, FGIC*	764,701
		769,715
Georgia (1.0%)
5,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Continuously Callable @ 100, Insured by: NATL-RE, ETM	5,152
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	422,258
		427,410
Hawaii (2.0%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Callable 7/1/17 @ 100, Insured by: AGM*	856,837
Illinois (5.7%)
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: AGM, ETM	358,316
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, Series A, 5.00%, 10/1/19, Continuously Callable @ 100	254,483
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 3/2/12 @ 100, Insured by: AGM*	250,712
Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Illinois, continued:
$750,000	Schaumburg Illinois, GO, Series A, 4.25%, 12/1/22, Callable 12/1/13 @ 100*	$801,735
670,000	Will County Illinois Community High School District No. 210 Lincoln-Way School Building, 5.00%, 1/1/17, Insured by: FGIC	771,599
		2,436,845
Indiana (3.1%)
390,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/14	419,819
305,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/15	335,988
500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	553,080
		1,308,887
Iowa (3.9%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	810,000
805,000	Davenport Iowa, GO, Series A, 4.38%, 6/1/20, Callable 6/1/14 @ 100, Insured by: MBIA*	852,253
		1,662,253
Kansas (1.7%)
700,000	Topeka Kansas Utility Revenue, Series A, 4.38%, 8/1/23, Continuously Callable @ 101, Insured by: NATL-RE	742,623
Maryland (1.6%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Callable 3/15/17 @ 100*	670,494
Massachusetts (1.7%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: MBIA	714,313
Michigan (2.3%)
490,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF*	494,096
110,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF*	110,920
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 4/1/12 @ 100, Insured by: AMBAC*	401,516
		1,006,532
Minnesota (2.0%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	847,747
Nebraska (0.0%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	10,385

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued
 February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Municipal Bonds, continued:
New York (0.1%)
$25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: AGM, ETM	$28,687
North Carolina (2.0%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	842,123
Oklahoma (0.4%)
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	155,880
Oregon (2.0%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 102*	850,117
Pennsylvania (6.0%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Callable 5/15/18 @ 100, Insured by: State Aid Withholding*	933,952
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Continuously Callable @ 100, Insured by: Connie Lee, ETM	10,202
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	765,112
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	862,290
		2,571,556
South Carolina (2.0%)
775,000	South Carolina State, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	869,062
Tennessee (1.9%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	828,968
Texas (24.3%)
300,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	346,089
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100, Insured by: AMBAC*	167,430
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	669,701
700,000	Goose Creek Texas Consolidated Independent School District, GO, 4.50%, 2/15/28, Callable 2/15/15 @ 100, Insured by: NATL-RE, FGIC, PSF-GTD*	738,472
750,000	Harris County Texas, GO, Series B, 5.00%, 10/1/24, Callable 10/1/14 @ 100*	824,648

Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$625,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @ 100, Insured by: AGM	$701,081
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: AGC	725,792
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	913,642
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100, Insured by: FGIC*	572,105
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Callable 8/15/17 @ 100, Insured by: AGM*	552,780
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Continuously Callable @ 100, Insured by: PSF-GTD	578,800
190,000	Texas State University Systems Financing Revenue, 5.00%, 3/15/20, Prerefunded 3/15/12 @ 100, Insured by: AGM	190,257
10,000	Texas State University Systems Financing Revenue, 5.00%, 3/15/20, Continuously Callable @ 100, Insured by: AGM	10,018
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	520,551
750,000	Williamson County Texas Pass-Through Toll Bond, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	916,792
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	746,912
1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Callable 8/15/16 @ 100, Insured by: PSF-GTD*	1,220,278
		10,395,348
Virginia (2.0%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Callable 4/1/19 @ 100, Insured by: State Aid Withholding*	841,553
Washington (6.0%)
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Continuously Callable @ 100, Insured by: AGM	552,595
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	905,408
300,000	Seattle Washington Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 4/9/12 @ 100, Insured by: FGIC*	301,134
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	801,758
		2,560,895

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded
 February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Wisconsin (5.3%)
$20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100, Insured by: MBIA*	$20,608
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	634,519
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	671,289
850,000	Wisconsin State, GO, Series B, 5.00%, 5/1/17, Callable 5/1/15 @ 100, Insured by: AGM*	964,860
		2,291,276
Total Municipal Bonds		36,381,075

Shares	Security Description	Value
Investments in Affiliates (14.4%)
$6,169,187	Cavanal Hill Tax-Free Money Market Fund, Institutional Class, 0.01%(a)	$6,169,187
Total Investments in Affiliates		6,169,187

Total Investments (Cost $39,233,510)(b)—99.4%		42,550,262
Other assets in excess of liabilities — 0.6%		244,985
Net Assets — 100.0%		$42,795,247

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2012.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
MBIA	Municipal Bond Insurance Association
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Asset Backed Securities (4.1%)
$1,086,063	Alesco Preferred Funding Ltd. Series 8A, Class C2, 5.73%, 12/23/35(a)(b)(c)	$54,303
165,500	Ameriquest Mortgage Securities, Inc. Series 2003-IA1, Class A4, 4.97%, 11/25/33	165,641
13,712	CIT Marine Trust Series 1999-A, Class A4, 6.25%, 11/15/19	13,970
431,123	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF1, Class A5, 5.01%, 11/25/34(b)	421,630
112,006	Countrywide Asset-Backed Certificates Series 2002-S1, Class A5, 6.46%, 11/25/16(b)	104,768
61,834	Countrywide Home Equity Loan Trust Series 2004-C, Class F, 0.47%, 1/15/34(b)	40,478
840,693	Fremont Home Loan Trust Series 2004-3, Class M5, 2.12%, 11/25/34(b)	145,684
7,321	IMC Home Equity Loan Trust Series 1998-1, Class A6, 7.02%, 6/20/29(b)	7,282
1,145,173	Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A7, 4.79%, 6/25/33(b)	1,156,150
218,699	Residential Asset Mortgage Products, Inc. Series 2003-RS8, Class MI2, 5.90%, 9/25/33(b)	72,791
578,946	Residential Asset Mortgage Products, Inc. Series 2002-RS2, Class AI5, 6.03%, 3/25/32	518,992
76,371	Residential Asset Securitization Trust Series 2001-KS2, Class AI6, 6.49%, 10/25/30(b)	69,824
146,274	Residential Funding Mortgage Securities Series 2003-HS2, Class AI4, 3.87%, 7/25/33(b)	139,100
343,154	Residential Funding Mortgage Securities I Series 2004-HS1, Class AI6, 3.64%, 3/25/34(b)	324,096
507,878	Soundview Home Equity Loan Trust Series 2005-B, Class M2, 6.23%, 5/25/35(b)	280,075
266,220	Terwin Mortgage Trust Series 2005-12AL, Class AF2, 4.65%, 7/25/36(b)	265,994
Total Asset Backed Securities		3,780,778

Mortgage Backed Securities† (37.1%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.6%)
313,663	Bear Stearns Alternative Trust Series 2006-1, Class 21A2, 2.77%, 2/25/36(b)	134,532
25,436	Bear Stearns Alternative Trust Series 2005-5, Class 26A1, 4.92%, 7/25/35(b)	16,590
67,478	Countrywide Alternative Loan Trust Series 2005-24, Class 1A1, 1.51%, 7/20/35(b)	37,676
62,285	First Horizon Alternative Mortgage Securities Series 2004-AA3, Class A1, 2.55%, 9/25/34(b)	56,343

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$76,893	JPMorgan Alternative Loan Trust Series 2006-A7, Class 2A8, 5.75%, 12/25/36(b)	$3,545
97,982	Nomura Asset Acceptance Corp. Series 2005-AR4, Class 3A1, 3.04%, 8/25/35(b)	70,422
200,730	Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21, 3.35%, 9/25/34(b)	184,097
65,561	Residential Accredit Loans, Inc. Series 2006-QA1, Class A21, 3.91%, 1/25/36(b)	35,521
		538,726
Alt-A - Fixed Rate Mortgage Backed Securities (9.0%)
549,612	Bank of America Alternative Loan Trust Series 2005-5, Class 4A1, 5.00%, 6/25/19	554,720
83,994	Bank of America Alternative Loan Trust Series 2004-9, Class 2CB2, 5.50%, 10/25/34	84,887
59,388	Chaseflex Trust Series 2005-1, Class 2A4, 5.50%, 2/25/35	54,724
94,267	Citigroup Mortgage Alternative Loan Trust Series 2006-A3, Class 1A5, 6.00%, 7/25/36	70,197
30,734	Countrywide Alternative Loan Trust Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	31,306
39,087	Countrywide Alternative Loan Trust Series 2003-1T1, Class A2, 5.00%, 4/25/33	39,507
26,058	Countrywide Alternative Loan Trust Series 2003-13T1, Class A6, 5.00%, 8/25/33	26,052
46,351	Countrywide Alternative Loan Trust Series 2004-14T2, Class A6, 5.50%, 8/25/34	46,356
129,629	Countrywide Alternative Loan Trust Series 2005-J13, Class 2A3, 5.50%, 11/25/35	116,425
46,253	Countrywide Alternative Loan Trust Series 2005-70CB, Class A6, 5.50%, 12/25/35	13,380
71,280	Countrywide Alternative Loan Trust Series 2006-2CB, Class A3, 5.50%, 3/25/36	40,693
23,373	Countrywide Alternative Loan Trust Series 2004-35T2, Class A1, 6.00%, 2/25/35	23,302
67,416	Countrywide Alternative Loan Trust Series 2006-31CB, Class A16, 6.00%, 11/25/36	47,933
407,266	Countrywide Alternative Loan Trust Series 2006-J8, Class A2, 6.00%, 2/25/37	247,444

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$68,394	Countrywide Alternative Loan Trust Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	$48,303
160,030	Countrywide Alternative Loan Trust Series 2004-J8, Class 2A1, 7.00%, 8/25/34	161,576
6,372	Deutsche Mortgage Securities, Inc. Series 2006-AB4, Class A1B1, 0.34%, 10/25/36(b)	2,463
717,890	Deutsche Mortgage Securities, Inc. Series 2003-4XS, Class A6A, 4.82%, 10/25/33(b)	704,453
66,397	Deutsche Mortgage Securities, Inc. Series 2004-5, Class A3, 5.59%, 7/25/34(b)	67,357
21,478	Deutsche Mortgage Securities, Inc. Series 2006-AB4, Class A1A, 6.01%, 10/25/36(b)	12,287
217,340	First Horizon Alternative Mortgage Securities Series 2006-FA3, Class A6, 6.00%, 7/25/36	153,959
1,536,993	JPMorgan Re-Remic Series 2009-7, Class 2A1, 6.00%, 2/27/37(b)(d)	1,559,184
65,475	Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 2.66%, 4/21/34(b)	64,576
99,963	Master Alternative Loans Trust Series 2004-3, Class 1A1, 5.00%, 3/25/19	101,315
278,858	Master Alternative Loans Trust Series 2005-1, Class 5A1, 5.50%, 1/25/20	285,748
332,019	Master Alternative Loans Trust Series 2005-3, Class 4A1, 5.50%, 3/25/20	335,078
13,438	Master Alternative Loans Trust Series 2004-3, Class 3A1, 6.00%, 4/25/34	13,840
732,195	Master Alternative Loans Trust Series 2004-3, Class 5A1, 6.50%, 3/25/34	760,907
53,254	Master Alternative Loans Trust Series 2004-1, Class 3A1, 7.00%, 1/25/34	55,180
14,802	Master Alternative Loans Trust Series 2004-3, Class 8A1, 7.00%, 4/25/34	14,865
584,442	Nomura Asset Acceptance Corp. Series 2006-AF2, Class 1A3, 6.22%, 8/25/36(b)	263,650
12,813	Residential Accredit Loans, Inc. Series 2003-QS15, Class A1, 4.00%, 8/25/33	12,792
140,341	Residential Accredit Loans, Inc. Series 2002-QS19, Class A5, 4.20%, 12/25/32	141,630
748,838	Residential Accredit Loans, Inc. Series 2003-QS14, Class A1, 5.00%, 7/25/18	762,897
456,518	Residential Accredit Loans, Inc. Series 2004-QS6, Class A1, 5.00%, 5/25/19	454,732
95,783	Residential Accredit Loans, Inc. Series 2004-QS13, Class CB, 5.00%, 9/25/19	96,047
11,511	Residential Accredit Loans, Inc. Series 2004-QS8, Class A2, 5.00%, 6/25/34	11,535

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$31,263	Residential Accredit Loans, Inc. Series 2003-QS17, Class NB1, 5.25%, 9/25/33	$31,391
146,440	Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	95,722
54,316	Residential Accredit Loans, Inc. Series 2002-QS8, Class A5, 6.25%, 6/25/17	55,594
42,174	Residential Accredit Loans, Inc. Series 2001-QS16, Class A2, 6.25%, 11/25/31	44,614
11,238	Residential Accredit Loans, Inc. Series 2001-QS18, Class A1, 6.50%, 12/25/31	11,857
46,700	Residential Asset Securitization Trust Series 2003-A12, Class A1, 5.00%, 11/25/18	47,676
85,764	Residential Asset Securitization Trust Series 2006-A9CB, Class A5, 6.00%, 9/25/36	47,264
121,793	Residential Asset Securitization Trust Series 2007-A5, Class 2A3, 6.00%, 5/25/37	92,109
305,099	Structured Asset Securities Corp. Series 2004-11XS, Class 1A4A, 5.84%, 6/25/34(b)	299,915
93,728	Wells Fargo Alternative Loan Trust Series 2005-1, Class 2A3, 5.50%, 2/25/35	92,816
		8,300,258
Commercial Mortgage Backed Securities (1.0%)
891,180	Banc of America Commercial Mortgage, Inc. Series 2003-2, Class A3, 4.87%, 3/11/41	908,531
Prime Adjustable Rate Mortgage Backed Securities (7.2%)
158,117	Adjustable Rate Mortgage Trust Series 2004-4, Class 1A1, 2.55%, 3/25/35(b)	146,367
70,000	Adjustable Rate Mortgage Trust Series 2005-1, Class 2A22, 2.87%, 5/25/35(b)	54,002
29,052	Bank of America Mortgage Securities Series 2004-E, Class 1A1, 2.75%, 6/25/34(b)	28,809
38,960	Bank of America Mortgage Securities Series 2006-B, Class 2A1, 2.80%, 11/20/36(b)	29,422
80,701	Bank of America Mortgage Securities Series 2003-F, Class 2A1, 2.88%, 7/25/33(b)	79,739
56,557	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-9, Class A1, 2.40%, 10/25/35(b)	47,997
24,324	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-6, Class 1A1, 2.60%, 9/25/34(b)	17,321
60,216	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 15A1, 2.70%, 1/25/35(b)	52,454

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$180,623	Bear Stearns Adjustable Rate Mortgage Trust Series 2006-4, Class 1A1, 2.71%, 10/25/36(b)	$111,303
26,473	Chase Mortgage Finance Corp. Series 2005-S3, Class A4, 5.50%, 11/25/35	26,367
101,067	Citigroup Mortgage Loan Trust, Inc. Series 2005-3, Class 2A2A, 2.68%, 8/25/35(b)	94,264
181,800	Countrywide Home Loans Series 2004-12, Class 12A1, 2.75%, 8/25/34(b)	139,449
59,976	Countrywide Home Loans Series 2003-58, Class 2A2, 2.84%, 2/19/34(b)	56,995
38,825	Countrywide Home Loans Series 2003-60, Class 2A1, 2.87%, 2/25/34(b)	32,489
1,408	Countrywide Home Loans Series 2003-42, Class 1A1, 2.91%, 9/25/33(b)	1,154
160,378	Credit Suisse First Boston Mortgage Securities Corp. Series 2004-AR7, Class 2A1, 2.84%, 11/25/34(b)	139,915
851,993	Credit Suisse Mortgage Capital Certificates Series 2009-2R, Class 2A5, 4.94%, 6/26/37(b)(d)	840,959
56,587	First Horizon Mortgage Pass-Through Trust Series 2005-AR4, Class 2A1, 2.63%, 10/25/35(b)	41,819
368,064	GMAC Mortgage Corp. Loan Trust Series 2005-AR6, Class 3A1, 5.07%, 11/19/35(b)	309,433
201,099	GSR Mortgage Loan Trust Series 2005-AR7, Class 2A1, 2.69%, 11/25/35(b)	175,760
139,434	GSR Mortgage Loan Trust Series 2005-AR2, Class 1A2, 2.97%, 4/25/35(b)	94,001
255,777	Harborview Mortgage Loan Trust Series 2004-10, Class 3A1B, 2.76%, 1/19/35(b)	122,676
68,223	Harborview Mortgage Loan Trust Series 2005-14, Class 3A1A, 2.84%, 12/19/35(b)	45,794
182,391	Indymac Index Mortgage Loan Trust Series 2004-AR4, Class 3A, 2.55%, 8/25/34(b)	154,287
43,707	Indymac Index Mortgage Loan Trust Series 2004-AR4, Class 1A, 2.61%, 8/25/34(b)	31,624
15,264	Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 3A2, 2.74%, 10/25/34(b)	12,301
194,469	Indymac Index Mortgage Loan Trust Series 2006-AR25, Class 4A2, 2.85%, 9/25/36(b)	132,453
110,093	Indymac Index Mortgage Loan Trust Series 2006-AR19, Class 1A2, 2.93%, 8/25/36(b)	50,595
78,016	Indymac Index Mortgage Loan Trust Series 2006-AR13, Class A1, 5.24%, 7/25/36(b)	61,704

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$47,195	JPMorgan Adjustable Rate Mortgage Trust Series 2005-A7, Class 1A2, 2.73%, 10/25/35(b)	$43,983
47,915	JPMorgan Adjustable Rate Mortgage Trust Series 2005-A6, Class 3A2, 2.78%, 9/25/35(b)	41,364
14,955	JPMorgan Adjustable Rate Mortgage Trust Series 2006-A5, Class 3A4, 5.77%, 8/25/36(b)	11,594
35,412	JPMorgan Mortgage Trust Series 2005-A4, Class 3A1, 5.06%, 7/25/35(b)	33,146
316,444	JPMorgan Re-Remic Series 2009-5, Class 2A1, 2.21%, 1/26/37(b)(d)	309,152
278,794	JPMorgan Re-Remic Series 2009-7, Class 8A1, 5.48%, 1/27/47(b)(d)	285,862
535,360	JPMorgan Re-Remic Series 2009-7, Class 5A1, 6.00%, 2/27/37(b)	541,415
6,831	Merrill Lynch Mortgage Investors Trust Series 2004-A1, Class 2A2, 2.51%, 2/25/34(b)	6,524
58,438	Merrill Lynch Mortgage Investors Trust Series 2004-A2, Class 1A, 2.78%, 7/25/34(b)	50,319
77,423	MLCC Mortgage Investors, Inc. Series 2004-1, Class 2A2, 2.20%, 12/25/34(b)	76,188
170,679	Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 3A, 2.65%, 8/25/34(b)	149,007
100,189	Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2, 2.78%, 8/25/34(b)	80,184
52,556	Structured Adjustable Rate Mortgage Loan Trust Series 2005-22, Class 1A2, 2.48%, 12/25/35(b)	40,455
171,599	Structured Adjustable Rate Mortgage Loan Trust Series 2004-6, Class 1A, 2.54%, 6/25/34(b)	146,449
114,964	Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 1A2, 2.58%, 11/25/34(b)	94,801
589,126	Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 1A1, 2.60%, 4/25/34(b)	451,809
129,775	Structured Adjustable Rate Mortgage Loan Trust Series 2004-18, Class 1A2, 2.67%, 12/25/34(b)	96,946
9,403	Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 3A1, 2.71%, 2/25/34(b)	7,966
58,229	Structured Asset Mortgage Investments, Inc. Series 2005-AR7, Class 1A1, 2.49%, 12/27/35(b)	29,140
90,362	Structured Asset Securities Corp. Series 2003-24A, Class 1A3, 2.66%, 7/25/33(b)	80,462

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$295,946	Wachovia Mortgage Loan Trust LLC Series 2005-A, Class 4A2, 5.30%, 8/20/35(b)	$157,750
7,829	Washington Mutual Series 2006-AR8, Class 1A1, 2.53%, 8/25/46(b)	5,121
43,062	Washington Mutual Series 2004-AR3, Class A2, 2.55%, 6/25/34(b)	42,391
36,111	Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR10, Class A1B, 0.73%, 7/25/44(b)	27,537
263,447	Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1, 2.29%, 11/25/36(b)	181,855
95,311	Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR12, Class 1A1, 2.48%, 10/25/35(b)	89,556
47,399	Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR10, Class 1A2, 2.54%, 9/25/36(b)	34,706
177,653	Wells Fargo Mortgage Backed Securities Trust Series 2005-AR1, Class 1A1, 2.61%, 2/25/35(b)	164,871
39,150	Wells Fargo Mortgage Backed Securities Trust Series 2004-I, Class 1A1, 2.69%, 7/25/34(b)	38,221
35,198	Wells Fargo Mortgage Backed Securities Trust Series 2005-AR9, Class 3A1, 2.72%, 6/25/34(b)	32,761
102,692	Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1, 2.73%, 8/25/33(b)	101,701
58,105	Wells Fargo Mortgage Backed Securities Trust Series 2004-H, Class A1, 2.74%, 6/25/34(b)	56,980
29,009	Wells Fargo Mortgage Backed Securities Trust Series 2004-EE, Class 3A1, 2.75%, 12/25/34(b)	28,974
42,732	Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1, 5.25%, 1/25/20	44,275
		6,714,918
Prime Fixed Mortgage Backed Securities (10.3%)
346,740	American Home Mortgage Investment Trust Series 2005-2, Class 5A3, 5.08%, 9/25/35(b)	350,200
470,533	American Home Mortgage Investment Trust Series 2006-2, Class 3A2, 6.20%, 6/25/36(b)	243,938
6,123	Bank of America Funding Corp. Series 2003-2, Class 2A1, 6.00%, 6/25/17	6,305
52,151	Bank of America Funding Corp. Series 2005-3, Class 1A17, 7.50%, 6/25/35	52,366
48,602	Bank of America Mortgage Securities Series 2003-H, Class 2A3, 2.80%, 9/25/33(b)	45,679

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$60,966	Bank of America Mortgage Securities Series 2006-A, Class 2A1, 3.00%, 2/25/36(b)	$44,665
24,072	Bank of America Mortgage Securities Series 2004-7, Class 5A10, 5.25%, 8/25/34	24,080
164,290	Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 7.23%, 3/25/31(b)	174,151
32,470	Chase Mortgage Finance Corp. Series 2004-S1, Class A3, 5.50%, 2/25/19	33,865
102,502	Chase Mortgage Finance Corp. Series 2007-A2, Class 7A1, 5.68%, 7/25/37(b)	92,356
6,249	Citicorp Mortgage Securities, Inc. Series 2003-10, Class A2, 4.50%, 11/25/18	6,276
55,230	Citicorp Mortgage Securities, Inc. Series 1994-3, Class A13, 6.50%, 2/25/24	56,588
665,683	Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 6A1, 6.00%, 2/25/37(d)	691,245
2,405	Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class WA1, 6.50%, 6/25/16	2,450
6,402	Citigroup Mortgage Loan Trust, Inc. Series 2004-2, Class 2A1, 6.50%, 8/25/18(d)	6,637
125,947	Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class WA2, 6.50%, 6/25/31	132,532
343,958	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	360,964
40,894	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	42,977
96,386	Countrywide Alternative Loan Trust Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	97,316
40,765	Countrywide Home Loans Series 2004-13, Class 2A1, 5.00%, 8/25/34	40,698
111,606	Countrywide Home Loans Series 2006-20, Class 1A6, 6.00%, 2/25/37	20,821
217,268	Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR28, Class CB3, 2.54%, 11/25/32(b)	48,453
43,712	Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR2, Class 2A1, 2.64%, 2/25/33(b)	42,751
13,491	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-10, Class 7A1, 5.00%, 9/25/15	13,381
385,528	Credit Suisse First Boston Mortgage Securities Corp. Series 2004-7, Class 5A1, 5.00%, 10/25/19	388,788

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$41,059	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-7, Class 1A9, 5.25%, 8/25/35	$40,968
7,163	Credit Suisse First Boston Mortgage Securities Corp. Series 2002-34, Class 4A1, 5.50%, 11/25/17	7,444
6,280	Credit Suisse First Boston Mortgage Securities Corp. Series 2004-8, Class 4A4, 5.50%, 12/25/34	6,189
100,812	Credit Suisse First Boston Mortgage Securities Corp. Series 2004-1, Class 1A1, 5.75%, 2/25/34	102,621
636,788	Credit Suisse First Boston Mortgage Securities Corp. Series 2003-23, Class 1A11, 6.00%, 10/25/33	644,769
153,336	Credit Suisse First Boston Mortgage Securities Corp. Series 2003-8, Class 5A1, 6.50%, 4/25/33	162,020
63,663	Credit Suisse First Boston Mortgage Securities Corp. Series 2003-1, Class 1A1, 7.00%, 2/25/33	68,157
213,529	Credit Suisse First Boston Mortgage Securities Corp. Series 2002-10, Class 2B1, 7.50%, 5/25/32	90,730
108,313	Credit Suisse First Boston Mortgage Securities Corp. Series 2002-34, Class 1A1, 7.50%, 12/25/32	111,939
106,059	First Horizon Alternative Mortgage Securities Series 2006-FA5, Class A3, 6.25%, 8/25/36	72,183
99,609	First Horizon Mortgage Pass-Through Trust Series 2004-1, Class 2A1, 4.75%, 3/25/19	101,067
198,980	GSR Mortgage Loan Trust Series 2003-3F, Class 2A1, 4.50%, 4/25/33	204,679
148,725	GSR Mortgage Loan Trust Series 2005-8F, Class 7A1, 5.50%, 10/25/20	146,148
38,676	GSR Mortgage Loan Trust Series 2002-3F, Class 1AA, 6.00%, 8/25/16	38,800
109,494	GSR Mortgage Loan Trust Series 2005-8F, Class 3A4, 6.00%, 11/25/35	106,141
4,807	GSR Mortgage Loan Trust Series 2004-2F, Class 11A1, 7.00%, 9/25/19	4,833
5,142	JPMorgan Mortgage Trust Series 2006-S1, Class 3A3, 5.50%, 4/25/36	5,130
325,866	JPMorgan Re-Remic Series 2009-7, Class 12A1, 6.25%, 1/27/37(b)(d)	331,725
51,285	Lehman Mortgage Trust Series 2005-3, Class 1A3, 5.50%, 1/25/36	37,198
65,146	Master Asset Securitization Trust Series 2003-8, Class 2A1, 4.50%, 9/25/18	66,857
519,312	Master Asset Securitization Trust Series 2003-11, 5.00%, 12/25/18	537,334
78,773	Master Asset Securitization Trust Series 2002-8, Class 1A2, 5.25%, 12/25/17	81,017

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$36,884	Master Asset Securitization Trust Series 2002-7, Class 1A1, 5.50%, 11/25/17	$38,098
50,482	Master Asset Securitization Trust Series 2003-3, Class 5A1, 5.50%, 4/25/18	52,678
35,037	Master Seasoned Securities Trust Series 2005-1, Class 2A1, 6.22%, 9/25/17(b)	36,475
104,873	Prime Mortgage Trust Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	106,798
68,672	Prime Mortgage Trust Series 2005-2, Class 1A3, 5.25%, 7/25/20	71,222
8,247	RAAC Series 2005-SP1, Class 2A7, 5.25%, 9/25/34	8,229
68,941	RAAC Series 2004-SP2, Class A1, 5.99%, 1/25/17(b)	70,809
12,669	Residential Asset Mortgage Products, Inc. Series 2004-SL2, Class A1, 6.50%, 10/25/16	12,947
22,431	Residential Asset Mortgage Products, Inc. Series 2003-SL1, Class A11, 7.13%, 3/25/16	22,990
70,066	Residential Funding Mortgage Securities I Series 2005-S4, Class A1, 5.50%, 5/25/35	71,346
78,810	Residential Funding Mortgage Securities I Series 2005-S7, Class A1, 5.50%, 11/25/35	78,843
85,660	Residential Funding Mortgage Securities I Series 2003-S9, Class A1, 6.50%, 3/25/32	89,049
342,223	Structured Asset Mortgage Investments, Inc. Series 1999-2, Class 3A, 6.75%, 5/25/29	364,150
122,035	Structured Asset Securities Corp. Series 2003-14, Class 1A3, 5.50%, 5/25/33	126,367
93,999	Structured Asset Securities Corp. Series 2003-21, Class 1A3, 5.50%, 7/25/33	94,066
461,496	Structured Asset Securities Corp. Series 2005-5, Class 2A1, 5.50%, 4/25/35	461,354
295,006	Structured Asset Securities Corp. Series 2004-20, Class 4A1, 6.00%, 11/25/34	310,473
3,000	Structured Mortgage Asset Residential Trust Series 1992-12B, Class G, 7.60%, 1/25/24	2,593
40,688	Washington Mutual Series 2003-S4, Class 4A1, 4.00%, 2/25/32	41,176
30,435	Washington Mutual Series 2003-S7, Class A1, 4.50%, 8/25/18	31,244
34,905	Washington Mutual Series 2003-S13, Class 21A1, 4.50%, 12/25/18	36,157
4,462	Washington Mutual Series 2002-S8, Class 2A7, 5.25%, 1/25/18	4,587
243,681	Washington Mutual Series 2004-S3, Class 3A1, 6.00%, 7/25/34	247,699

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$96,774	Washington Mutual Mortgage Pass-Through Certificates Series 2003-MS5, Class 1A1, 5.00%, 3/25/18	$99,188
629,952	Washington Mutual Mortgage Pass-Through Certificates Series 2004-CB1, Class 5A, 5.00%, 6/25/19	647,851
204,898	Washington Mutual Mortgage Pass-Through Certificates Series 2003-S4, Class 2A7, 5.00%, 6/25/33	206,887
244,389	Washington Mutual Mortgage Pass-Through Certificates Series 2004-CB4, Class 22A, 6.00%, 12/25/19	253,666
18,613	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8, Class 2A4, 2.70%, 4/25/36(b)	14,877
		9,589,250
U.S. Government Agency Mortgage Backed Securities (9.0%)
53,361	Fannie Mae, 2.24%, 12/1/22, Pool #303247(b)	53,794
129,456	Fannie Mae, 2.30%, 1/1/35, Pool #805386(b)	136,479
32,248	Fannie Mae, 2.35%, 6/1/32, Pool #725286(b)	34,059
76,320	Fannie Mae, 2.42%, 2/1/30, Pool #556998(b)	80,941
995,963	Fannie Mae Series 2012-2, Class HA, 2.50%, 5/25/41	1,010,575
997,403	Fannie Mae Series 2011-M7, Class AB, 2.51%, 9/25/18	1,017,743
1,970,184	Fannie Mae Series 2011-124, Class CG, 3.00%, 9/25/29	2,045,014
946,857	Fannie Mae Series 2011-118, Class NA, 3.00%, 11/25/41	990,932
45,191	Fannie Mae, 3.15%, 7/1/27, Pool #123496(b)	46,063
8,372	Fannie Mae Series 2004-90, Class XN, 4.35%, 3/25/34	8,721
12,818	Fannie Mae Series 2003-81, Class TB, 4.50%, 9/25/18	13,063
85,565	Fannie Mae Series 2001-W4, Class AF6, 5.61%, 1/25/32(b)	93,546
61,648	Fannie Mae, 5.76%, 7/1/36, Pool #805386(b)	66,247
14,947	Fannie Mae Series 1992-129, Class L, 6.00%, 7/25/22	16,666
10,340	Fannie Mae Series 2513, Class PD, 6.00%, 2/15/32	10,347
1,670	Fannie Mae Series G94-2, Class D, 6.45%, 1/25/24	1,694
39,677	Fannie Mae Series 2001-W1, Class AF6, 6.90%, 7/25/31(b)	48,585
727	Fannie Mae Series 1991-108, Class J, 7.00%, 9/25/21	831

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$6,466	Fannie Mae Series 1993-250, Class Z, 7.00%, 12/25/23	$6,846
3,005	Fannie Mae Series 1992-195, Class C, 7.50%, 10/25/22	3,491
12,000	Fannie Mae Series 1996-42, Class LL, 7.50%, 9/25/26	14,088
1,662	Fannie Mae Series 1992-34, Class G, 8.00%, 3/25/22	1,685
35,756	Fannie Mae Whole Loan Series 2001-W2, Class AF6, 6.59%, 10/25/31(b)	40,097
5,630	Freddie Mac, 1.75%, 3/1/17, Pool #350044(b)	5,754
22,707	Freddie Mac, 2.18%, 4/1/36, Pool #1N0148(b)	23,931
1,318,038	Freddie Mac Series 3910, Class JB, 3.00%, 12/15/37	1,363,958
394,041	Freddie Mac, 3.50%, 11/1/25, Pool #J13585	412,222
2,421	Freddie Mac Series 2752, Class EJ, 4.00%, 2/15/14	2,420
5,491	Freddie Mac Series 2672, Class NF, 4.00%, 12/15/16	5,522
434,305	Freddie Mac Series 3238, Class LN, 4.50%, 6/15/35	455,366
7,628	Freddie Mac Series 1599, Class C, 6.10%, 10/15/23	7,881
27,000	Freddie Mac Series 2454, Class LL, 6.25%, 4/15/32	29,528
20,491	Freddie Mac Series 180, Class H, 6.50%, 9/15/21	22,699
1,000	Freddie Mac Series 2290, Class LL, 6.50%, 2/15/31	1,013
3,921	Freddie Mac Series 1568, Class D, 6.75%, 8/15/23	3,921
11,684	Freddie Mac Series 114, Class H, 6.95%, 1/15/21	13,135
2,147	Freddie Mac Series 139, Class G, 7.00%, 4/15/21	2,507
7,766	Freddie Mac Series 1163, Class JA, 7.00%, 11/15/21	8,788
4,280	Freddie Mac Series 1474, Class E, 7.00%, 2/15/23	4,667
3,000	Freddie Mac Series 53, Class A, 7.13%, 7/20/26	3,415
10,074	Freddie Mac Series 1310, Class J, 8.00%, 6/15/22	11,728
6,999	Freddie Mac Series 1312, Class I, 8.00%, 7/15/22	8,129
8,711	Government National Mortgage Assoc., 1.63%, 12/20/27, Pool #80141(b)	9,011
20,688	Government National Mortgage Assoc., 1.63%, 11/20/29, Pool #876947(b)	21,403

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$44,712	Government National Mortgage Assoc., 1.75%, 5/20/34, Pool #80916(b)	$46,349
8,212	Government National Mortgage Assoc., 2.25%, 3/20/29, Pool #80263(b)	8,480
15,446	Government National Mortgage Assoc., 2.38%, 1/20/23, Pool #8123(b)	15,988
13,472	Government National Mortgage Assoc., 2.38%, 1/20/25, Pool #8580(b)	13,945
7,081	Government National Mortgage Assoc., 2.38%, 3/20/26, Pool #8832(b)	7,329
10,306	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool #8437(b)	10,720
8,520	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool #8889(b)	8,862
18,895	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool #8585(b)	19,603
4,674	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool #8103(b)	4,920
312	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	357
351	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	405
329	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	384
639	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	732
		8,296,579
Total Mortgage Backed Securities		34,348,262

Corporate Bonds (13.2%)
Computers & Peripherals (1.9%)
1,650,000	Cisco Systems, Inc., 2.90%, 11/17/14	1,753,724
Diversified Financial Services (2.0%)
485,000	Charles Schwab Corp., 4.95%, 6/1/14	528,423
350,000	General Electric Capital Corp., 4.15%, 5/15/12	351,512
1,000,000	General Electric Capital Corp. Series A, 6.00%, 6/15/12, MTN	1,015,469
		1,895,404
1,645,000	General Electric Co., 5.00%, 2/1/13	1,711,912
Entertainment (1.3%)
1,150,000	The Walt Disney Co. Series D, 4.50%, 12/15/13, MTN	1,231,285
Financial Services (5.1%)
300,000	BP Capital Markets PLC, 3.63%, 5/8/14	317,559
1,000,000	BP Capital Markets PLC, 5.25%, 11/7/13	1,074,265
750,000	Citigroup, Inc., 5.85%, 7/2/13	786,325
1,500,000	I-Preferred Term Securities IV, 1.31%, 6/24/34, Continuously Callable @ 100(b)(d)	750,000
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12(e)	542,500

Principal
Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$1,068,000	Morgan Stanley Series C, 5.74%, 11/1/13, MTN(b)	$1,079,171
500,000	Preferred Term Securities IX, 2.37%, 4/3/33, Continuously Callable @ 100(a)(b)	152,500
312,843	Preferred Term Securities V, 2.67%, 4/3/32, Continuously Callable @ 100(b)(c)(d)	14,078
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36(a)	122
		4,716,520
Insurance (1.0%)
500,000	Jackson National Life Global, 5.38%, 5/8/13(d)	520,075
350,000	MetLife, Inc., 6.75%, 6/1/16	418,885
		938,960
Total Corporate Bonds		12,247,805

Municipal Bonds (1.5%)
Florida (0.5%)
200,000	Florida State Board of Education, GO Series B, 5.00%, 6/1/19, Callable 6/1/12 @ 101, NATL-RE, FGIC*	204,304
250,000	Florida State Board of Education, GO Series F, 5.00%, 6/1/32, Callable 6/1/12 @ 101, NATL-RE*	255,412
		459,716
Texas (0.6%)
500,000	Houston Texas Water & Sewer System Revenue Series A, 5.00%, 12/1/30, Prerefunded 12/1/12 @ 100, AGM	517,445
Virginia (0.4%)
390,000	Hampton Virginia Convention Center Revenue, 5.25%, 1/15/18, Prerefunded 1/15/13 @ 100, AMBAC	406,903
Total Municipal Bonds		1,384,064

U.S. Government Agency Securities (2.1%)
Fannie Mae:
1,000,000	Series 1, 1.50%, 6/21/16, Callable 6/21/12 @ 100(f)*	1,003,076
Fannie Mae Strips:
1,000,000	12.14%, 11/15/16(g)	936,942
Total U.S. Government Agency Securities		1,940,018

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Concluded
February 29, 2012
(Unaudited)

Shares or
Principal
Amount	Security Description	Value
U.S. Treasury Obligations (30.8%)
U.S. Treasury Notes:
$2,500,000	0.38%, 8/31/12	$2,502,833
3,000,000	0.88%, 11/30/16	3,007,734
3,000,000	1.00%, 4/30/12	3,004,335
6,000,000	1.00%, 10/31/16	6,054,372
5,000,000	1.25%, 3/15/14	5,094,920
2,000,000	1.38%, 3/15/13	2,024,140
2,000,000	1.75%, 5/31/16	2,087,032
3,500,000	2.00%, 4/30/16	3,687,033
1,000,000	2.25%, 11/30/17	1,066,016
Total U.S. Treasury Obligations		28,528,415

Investments in Affiliates (10.7%)
9,966,427	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	9,966,427
Total Investments in Affiliates		9,966,427

Total Investments (Cost $98,828,608)(i)—99.5%		92,195,769
Other assets in excess of liabilities — 0.5%		471,995
Net Assets — 100.0%		$92,667,764

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 29, 2012, illiquid securities were 0.2% of the Fund’s net assets.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2012.
(c)	Issuer has deferred on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 29, 2012.
(g)	Rate represents the effective yield at purchase.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2012.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
MTN	Medium Term Note
NATL-RE	National Public Finance Guarantee Corporation

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Asset Backed Securities (1.3%)
$679,209	Alesco Preferred Funding Ltd. Series 15A, Class C1, 1.72%, 12/23/37(a)(b)(c)	$6,792
884,563	Alesco Preferred Funding Ltd. Series 15A, Class C2, 6.05%, 12/23/37(b)(c)	8,846
51,227	Bear Stearns Asset Backed Securities, Inc. Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	49,455
145,800	Residential Asset Mortgage Products, Inc. Series 2003-RS8, Class MI2, 5.90%, 9/25/33(a)	48,527
205,892	Residential Funding Mortgage Securities I Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	194,457
Total Asset Backed Securities		308,077

Mortgage Backed Securities† (41.4%)
Alt-A - Fixed Rate Mortgage Backed Securities (13.3%)
76,688	Bank of America Alternative Loan Trust Series 2005-9, Class 5A1, 5.50%, 10/25/20	74,101
167,860	Chaseflex Trust Series 2005-2, Class 1A1, 6.00%, 6/25/35	136,697
105,000	Countrywide Alternative Loan Trust Series 2003-13T1, Class A7, 5.00%, 8/25/33	106,035
84,089	Countrywide Alternative Loan Trust Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	74,671
264,742	Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	85,695
17,968	Countrywide Alternative Loan Trust Series 2005-57CB, Class 3A4, 5.50%, 12/25/35	131
85,670	Countrywide Alternative Loan Trust Series 2004-J1, Class 1A1, 6.00%, 2/25/34	87,522
49,093	Countrywide Alternative Loan Trust Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	49,157
214,351	Countrywide Alternative Loan Trust Series 2006-J8, Class A2, 6.00%, 2/25/37	130,234
208,946	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2006-AB2, Class A3, 6.27%, 6/25/36(a)	135,086
16,810	First Horizon Mortgage Pass-Through Trust Series 2005-8, Class 2A1, 5.25%, 2/25/21	16,851
49,259	Master Alternative Loans Trust Series 2004-13, Class 12A1, 5.50%, 12/25/19	51,285
58,534	Master Alternative Loans Trust Series 2005-1, Class 5A1, 5.50%, 1/25/20	59,980
51,367	Master Alternative Loans Trust Series 2004-1, Class 4A1, 5.50%, 2/25/34	53,664
96,766	Master Alternative Loans Trust Series 2004-4, Class 1A1, 5.50%, 5/25/34	101,135

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$74,285	Master Alternative Loans Trust Series 2004-6, Class 7A1, 6.00%, 7/25/34	$73,927
177,476	Master Alternative Loans Trust Series 2004-6, Class 10A1, 6.00%, 7/25/34	181,797
27,603	Master Alternative Loans Trust Series 2003-7, Class 6A1, 6.50%, 12/25/33	28,687
70,377	Master Alternative Loans Trust Series 2004-4, Class 8A1, 6.50%, 5/25/34	73,135
94,027	Master Alternative Loans Trust Series 2004-6, Class 6A1, 6.50%, 7/25/34	98,513
148,855	Nomura Asset Acceptance Corp. Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(a)	142,278
240,960	Nomura Asset Acceptance Corp. Series 2005-AP2, Class A5, 4.98%, 5/25/35(a)	209,576
140,591	Nomura Asset Acceptance Corp. Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(a)	134,294
136,473	Nomura Asset Acceptance Corp. Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(a)	69,178
81,541	Ocwen Residential MBS Corp. Series 1998-R1, Class B1, 7.00%, 10/25/40(a)(d)	69,904
50,737	Residential Accredit Loans, Inc. Series 2003-QS18, Class A1, 5.00%, 9/25/18	52,278
64,156	Residential Accredit Loans, Inc. Series 2003-QS1, Class A1, 5.00%, 1/25/33	65,530
9,587	Residential Accredit Loans, Inc. Series 2003-QS17, Class NB1, 5.25%, 9/25/33	9,627
61,681	Residential Accredit Loans, Inc. Series 2005-QS2, Class A1, 5.50%, 2/25/35	56,086
68,173	Residential Accredit Loans, Inc. Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	60,759
182,468	Residential Accredit Loans, Inc. Series 2004-QS2, Class CB, 5.75%, 2/25/34	182,869
33,883	Residential Accredit Loans, Inc. Series 2002-QS19, Class A8, 6.00%, 12/25/32	34,864
54,778	Residential Asset Loans, Inc. Series 2006-QS5, Class A9, 6.00%, 5/25/36	34,335
88,255	Residential Asset Loans, Inc. Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	48,330
136,848	Residential Asset Securitization Trust Series 2005-A14, Class A5, 5.50%, 12/25/35	110,244
191,195	Residential Asset Securitization Trust Series 2006-A8, Class 1A1, 6.00%, 8/25/36	145,754
167,199	Washington Mutual Pass-Through Certificates Series 2005-6, Class 1CB, 6.50%, 8/25/35	130,624
		3,174,833

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities (6.7%)
$37,270	Bank of America Funding Corp. Series 2004-B, Class 5A1, 2.83%, 11/20/34(a)	$29,031
78,314	Bear Stearns Mortgage Trust Series 2004-9, Class 12A3, 2.88%, 11/25/34(a)	71,255
41,333	Bear Stearns Mortgage Trust Series 2003-7, Class 4A, 4.88%, 10/25/33(a)	42,037
100,999	Countrywide Home Loans Series 2004- 12, Class 12A1, 2.75%, 8/25/34(a)	77,471
92,358	Countrywide Home Loans Series 2004-2, Class 2A1, 2.99%, 2/25/34(a)	89,205
70,839	HomeBanc Mortgage Trust Series 2006-1, Class 1A1, 2.51%, 4/25/37(a)	43,917
130,000	JPMorgan Mortgage Trust Series 2006-A6, Class 1A4L, 2.77%, 10/25/36(a)	92,957
665,000	JPMorgan Mortgage Trust Series 2005-A6, Class 3A3, 2.78%, 9/25/35(a)	445,114
355,000	JPMorgan Mortgage Trust Series 2005-A1, Class 3A4, 5.01%, 2/25/35(a)	350,894
28,173	JPMorgan Mortgage Trust Series 2006-A2, Class 2A1, 5.49%, 4/25/36(a)	22,972
44,097	Merrill Lynch Mortgage Investors Trust Series 2005-A8, Class A1C1, 5.25%, 8/25/36(a)	44,779
216,357	Structured Mortgage Loan Series 2004-3AC, Class A1, 2.53%, 3/25/34(a)	192,557
147,973	Wachovia Mortgage Loan Trust LLC Series 2005-A, Class 4A2, 5.30%, 8/20/35(a)	78,875
11,018	Wells Fargo Mortgage Backed Securities Trust Series 2004-E, Class A1, 4.90%, 5/25/34(a)	11,117
		1,592,181
Prime Fixed Mortgage Backed Securities (9.5%)
129,560	American Home Mortgage Investment Trust Series 2005-2, Class 5A1, 5.06%, 9/25/35(a)	119,874
41,706	Bank of America Mortgage Securities Series 2003-9, Class 3A1, 5.00%, 12/25/18	42,057
54,587	Bank of America Mortgage Securities Series 2004-8, Class 3A1, 5.25%, 10/25/19	55,874
10,823	Chase Mortgage Finance Corp. Series 2004-S1, Class A3, 5.50%, 2/25/19	11,288
61,258	Chase Mortgage Finance Corp. Series 2007-S2, Class 2A1, 5.50%, 3/25/37	59,650
48,563	Citigroup Mortgage Loan Trust, Inc. Series 2005-1, Class 3A1, 6.50%, 4/25/35	49,273
38,495	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	39,210

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$14,063	Countrywide Alternative Loan Trust Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	$14,399
73,487	Countrywide Alternative Loan Trust Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	73,663
68,059	Countrywide Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/33	70,629
111,214	Countrywide Home Loans Series 2003-40, Class A5, 4.50%, 10/25/18	114,990
44,148	Countrywide Home Loans Series 2004-J6, Class 1A2, 5.25%, 8/25/24	42,517
57,568	Countrywide Home Loans Series 2005-29, Class A1, 5.75%, 12/25/35	49,535
43,080	Countrywide Home Loans Series 2002-22, Class A20, 6.25%, 10/25/32	44,819
38,725	Credit Suisse First Boston Mortgage Securities Corp. Series 2004-1, Class 4A1, 5.00%, 2/25/19	39,482
75,000	Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5, Class 1A5, 5.75%, 9/25/34	76,137
79,435	Credit Suisse First Boston Mortgage Securities Corp. Series 2003-29, Class 8A1, 6.00%, 11/25/18	81,569
124,931	Credit Suisse First Boston Mortgage Securities Corp. Series 2003-27, Class 8A1, 6.00%, 11/25/33	125,295
40,193	Credit Suisse First Boston Mortgage Securities Corp. Series 2003-8, Class 5A1, 6.50%, 4/25/33	42,469
19,374	GSR Mortgage Loan Trust Series 2004-10F, Class 2A4, 5.00%, 8/25/19	19,981
3,623	GSR Mortgage Loan Trust Series 2003-2F, Class 3A1, 6.00%, 3/25/32	3,637
25,029	Master Asset Securitization Trust Series 2002-7, Class 1A1, 5.50%, 11/25/17	25,852
113,073	Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 3A, 6.00%, 4/25/34	116,888
14,632	Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	15,534
68,941	RAAC Series 2004-SP2, Class A1, 5.99%, 1/25/17(a)	70,809
194,927	Residential Asset Mortgage Products, Inc. Series 2005-SL2, Class A3, 7.00%, 2/25/32	199,815
14,790	Residential Asset Mortgage Products, Inc. Series 2003-SL1, Class A11, 7.13%, 3/25/16	15,158

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$36,151	Residential Funding Mortgage Securities I Series 2003-S12, Class 2A1, 4.00%, 12/25/32	$36,190
26,674	Residential Funding Mortgage Securities I Series 2004-S5, Class 2A1, 4.50%, 5/25/19	27,130
42,463	Structured Asset Mortgage Investments, Inc. Series 1999-2, Class 3A, 6.75%, 5/25/29	45,183
43,161	Structured Asset Securities Corp. Series 2003-20, Class 2A4, 4.50%, 7/25/18	43,904
20,484	Structured Asset Securities Corp. Series 2002-3, Class A4, 6.40%, 3/25/32	20,450
25,677	Structured Asset Securities Corp. Series 2002-6, Class 1A5, 6.50%, 4/25/32	26,655
743	Structured Asset Securities Corp. Series 1997-2, Class 2A4, 7.25%, 3/28/30	752
39,190	Union Planters Mortgage Finance Corp. Series 2000-1, Class A1, 7.70%, 12/25/24	42,457
65,614	Washington Mutual Series 2003-S6, Class 2A3, 4.75%, 7/25/18	67,603
13,901	Washington Mutual Series 2003-S11, Class 1A, 5.00%, 11/25/33	14,575
4,406	Washington Mutual MSC Mortgage Series 2004-RA1, Class 2A, 7.00%, 3/25/34	4,699
34,232	Wells Fargo Mortgage Backed Securities Trust Series 2003-14, Class 1A1, 4.75%, 12/25/18	35,317
50,571	Wells Fargo Mortgage Backed Securities Trust Series 2005-13, Class A1, 5.00%, 11/25/20	53,094
152,259	Wells Fargo Mortgage Backed Securities Trust Series 2006-3, Class A9, 5.50%, 3/25/36	153,384
335,000	Wells Fargo Mortgage Backed Securities Trust Series 2007-7, Class A48, 6.00%, 6/25/37	77,994
		2,269,791
U.S. Government Agency Mortgage Backed Securities (11.9%)
2,690	Fannie Mae Series 1992-45, Class F, 1.38%, 4/25/22(a)	2,760
15,608	Fannie Mae, 2.37%, 9/1/33, Pool #739372(a)	16,546
497,981	Fannie Mae Series 2012-2, Class HA, 2.50%, 5/25/41	505,287
249,351	Fannie Mae Series 2011-M7, Class AB, 2.51%, 9/25/18	254,436
16,619	Fannie Mae, 2.63%, 7/1/23, Pool #224951(a)	17,602
30,566	Fannie Mae, 2.69%, 1/1/37, Pool #906675(a)	32,632
492,546	Fannie Mae Series 2011-124, Class CG, 3.00%, 9/25/29	511,253

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$261,064	Fannie Mae, 4.00%, 2/1/41, Pool #AB2264	$275,126
2,755	Fannie Mae Series 2003-33, Class LD, 4.25%, 9/25/22	2,810
33,000	Fannie Mae Series 2005-48, Class MD, 5.00%, 4/25/34	35,736
55	Fannie Mae Series 2002-27, Class GC, 6.00%, 5/25/17	58
19,342	Fannie Mae Series 1989-52, Class G, 6.00%, 8/25/19	21,074
1,158	Fannie Mae, 6.00%, 4/1/35, Pool #735503	1,292
12,493	Fannie Mae Series 1990-89, Class K, 6.50%, 7/25/20	13,850
8,701	Fannie Mae Series 2001-55, Class PC, 6.50%, 10/25/31	9,961
31,471	Fannie Mae Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 7/25/14 @ 100*	35,849
2,254	Fannie Mae Series 2002-T1, Class A3, 7.50%, 11/25/31	2,596
12,714	Fannie Mae Series 1992-31, Class M, 7.75%, 3/25/22	14,735
8,909	Fannie Mae Series D-32, Class L, 8.00%, 10/25/21	10,019
1,402	Fannie Mae Series G-32, Class N, 8.10%, 10/25/21	1,578
6,527	Fannie Mae Series 1991-66, Class J, 8.13%, 6/25/21	7,548
2,169	Fannie Mae Series 1991-18, Class H, 8.50%, 3/25/21	2,462
2,243	Fannie Mae Series G-7, Class E, 8.90%, 3/25/21	2,554
1,139	Fannie Mae Series 1990-62, Class G, 9.00%, 6/25/20	1,320
990	Freddie Mac Series 1227, Class P, 1.48%, 3/15/22(a)	1,017
198,280	Freddie Mac Series 3982, Class AJ, 3.00%, 6/15/36	208,251
334,935	Freddie Mac, 3.50%, 11/1/25, Pool #J13585	350,388
97,671	Freddie Mac Series 2590, Class AQ, 4.25%, 3/15/18	104,110
73,245	Freddie Mac, 5.20%, 8/1/34, Pool #755230(a)	77,788
3,719	Freddie Mac Series 2419, Class QL, 5.50%, 3/15/17	4,107
18,854	Freddie Mac Series 1136, Class H, 6.00%, 9/15/21	20,244
13,000	Freddie Mac Series 2470, Class LL, 6.00%, 7/15/32	14,376
14,408	Freddie Mac Series 3129, Class LM, 6.00%, 9/15/32	14,724
6,000	Freddie Mac Series 2403, Class LL, 6.25%, 1/15/32	6,502

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$14,000	Freddie Mac Series 2454, Class LL, 6.25%, 4/15/32	$15,311
13,924	Freddie Mac Series 1128, Class IB, 7.00%, 8/15/21	16,692
13,131	Freddie Mac Series 1379, Class H, 7.00%, 10/15/22	15,048
9,872	Freddie Mac Series 1714, Class K, 7.00%, 4/15/24	11,466
9,269	Freddie Mac Series 1688, Class W, 7.25%, 3/15/14	9,666
4,912	Freddie Mac Series 1052, Class G, 7.50%, 3/15/21	5,662
10,629	Freddie Mac Series 1904, Class D, 7.50%, 10/15/26	12,558
4,156	Freddie Mac Series 1119, Class H, 7.75%, 8/15/21	4,795
16,841	Freddie Mac Series 1281, Class I, 8.00%, 5/15/22	19,527
23,845	Freddie Mac Series 1310, Class J, 8.00%, 6/15/22	27,760
3,409	Freddie Mac Series 138, Class E, 8.07%, 7/15/21	3,881
5,648	Freddie Mac, 9.00%, 5/1/16, Pool #170164	6,238
4,994	Freddie Mac, 9.00%, 6/1/16, Pool #170171	5,525
6,805	Freddie Mac, 9.00%, 9/1/16, Pool #170192	7,596
4,039	Freddie Mac, 9.50%, 6/1/16, Pool #274005	4,106
7,280	Government National Mortgage Assoc. Series 2002-57, Class BA, 6.00%, 4/20/32	7,536
9,715	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	11,347
335	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	393
5,501	Government National Mortgage Assoc. Series 1996-20, Class D, 7.50%, 9/16/26	6,432
2,061	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	2,068
5,877	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	6,243
1,971	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	2,350
419	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	503
1,123	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,344
3,711	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	4,436
19,892	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	23,887

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$20,979	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	$25,110
888	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	915
		2,838,986
Total Mortgage Backed Securities		9,875,791

Corporate Bonds (16.8%)
Computers & Peripherals (1.8%)
400,000	Hewlett-Packard Co., 3.00%, 9/15/16	417,850
Diversified Financial Services (3.2%)
1,000,000	Springleaf Finance Corp., 6.90%, 12/15/17, MTN	775,000
Financial Services (7.6%)
100,000	Bank of America Corp., 6.50%, 8/1/16	108,094
225,000	Citigroup, Inc., 5.85%, 7/2/13	235,898
500,000	I-Preferred Term Securities, 2.63%, 12/11/32, Continuously Callable @ 100(a)(c)	200,000
500,000	JBG/Rockville NCI Campus LLC Series 10-A, 3.90%, 7/15/23(d)	509,300
500,000	Preferred Term Securities IX, 2.37%, 4/3/33, Continuously Callable @ 100(a)(c)	152,500
511,086	Preferred Term Securities XI, 2.16%, 9/24/33, Continuously Callable @ 100(a)(b)(c)	132,882
973,987	Preferred Term Securities XX, 1.00%, 3/22/38, Callable 4/10/12 @ 100(a) (d)*	297,066
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36(c)	122
1,163,368	Preferred Term Securities XXVI, 6.19%, 9/22/37, Callable 6/22/12 @ 100(a) (d)*	174,505
		1,810,367
Insurance (1.0%)
200,000	MetLife, Inc., 6.75%, 6/1/16	239,363
Security Brokers & Dealers (3.0%)
300,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	327,149
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(e)	110
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	383,838
		711,097
Telecommunications (0.2%)
50,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/9/12 @ 101.17*	49,682
Total Corporate Bonds		4,003,359

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Concluded
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities (3.9%)
Fannie Mae Strips:
$1,000,000	12.14%, 11/15/16(f)	$936,942
Total U.S. Government Agency Securities		936,942

U.S. Treasury Obligations (35.1%)
U.S. Treasury Bonds:
619,000	4.25%, 11/15/40	763,595
U.S. Treasury Notes
1,750,000	1.00%, 10/31/16	1,765,859
500,000	1.50%, 7/31/16	516,211
1,000,000	1.75%, 5/31/16	1,043,516
250,000	2.00%, 11/15/21	251,250
200,000	2.13%, 5/31/15	210,453
1,000,000	2.13%, 2/29/16	1,058,125
1,035,000	2.25%, 11/30/17	1,103,327
550,000	2.75%, 2/15/19	600,531
400,000	3.63%, 2/15/20	461,656
500,000	3.63%, 2/15/21	576,992
		7,587,920
Total U.S. Treasury Obligations		8,351,515

Shares	Security Description	Value
Investments in Affiliates (0.9%)
202,557	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	$202,557
Total Investments in Affiliates		202,557
Total Investments (Cost$28,515,504)(h)—99.4%		23,678,241
Other assets in excess of liabilities — 0.6%		148,191
Net Assets — 100.0%		$23,826,432

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2012.
(b)	Issuer has deferred on the payment of interest.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 29, 2012, illiquid securities were 2.1% of the Fund’s net assets.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Rate represents the effective yield at purchase.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2012.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Asset Backed Securities (1.0%)
$522,468	Alesco Preferred Funding Ltd. Series 15A, Class C1, 1.72%, 12/23/37(a)(b)(c)	$5,225
884,563	Alesco Preferred Funding Ltd. Series 15A, Class C2, 6.05%, 12/23/37(b)(c)	8,845
97,331	Bear Stearns Asset Backed Securities, Inc. Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	93,964
156,357	RAAC Series 2004-SP1, Class AI4, 5.29%, 8/25/27(a)	157,001
220,035	Structured Asset Securities Corp. Series 2003-AL2, Class A, 3.36%, 1/25/31(d)	201,735
Total Asset Backed Securities		466,770

Mortgage Backed Securities† (44.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.2%)
145,610	Bear Stearns Alternative-A Trust Series 2006-6, Class 32A1, 2.86%, 11/25/36(a)	77,718
Alt-A - Fixed Rate Mortgage Backed Securities (9.2%)
68,213	Bank of America Alternative Loan Trust Series 2005-9, Class 1CB3, 5.50%, 10/25/35	54,939
88,961	Bank of America Alternative Loan Trust Series 2006-4, Class 4CB1, 6.50%, 5/25/46	62,485
100,552	Bear Stearns Asset Backed Securities, Inc. Series 2003-AC7, Class A1, 5.50%, 1/25/34(a)	103,277
100,716	Chaseflex Trust Series 2005-2, Class 1A1, 6.00%, 6/25/35	82,018
66,429	Chaseflex Trust Series 2007-1, Class 1A3, 6.50%, 2/25/37	42,268
253,000	Countrywide Alternative Loan Trust Series 2005-46CB, Class A3, 5.50%, 10/25/35	201,916
623,970	Countrywide Alternative Loan Trust Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	412,466
44,680	Countrywide Alternative Loan Trust Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	44,108
97,408	Countrywide Alternative Loan Trust Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	60,812
615,923	Countrywide Alternative Loan Trust Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	397,995
514,986	Countrywide Alternative Loan Trust Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	353,142
288,874	JPMorgan Alternative Loan Trust Series 2006-S4, Class A6, 5.71%, 12/25/36(a)	255,219

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$35,516	Master Alternative Loans Trust Series 2004-13, Class 8A1, 5.50%, 1/25/25	$35,739
137,572	Master Alternative Loans Trust Series 2003-8, Class 3A1, 5.50%, 12/25/33	139,951
173,349	Master Alternative Loans Trust Series 2005-3, Class 1A1, 5.50%, 4/25/35	165,539
324,571	Master Alternative Loans Trust Series 2004-10, Class 5A6, 5.75%, 9/25/34	330,319
160,980	Master Alternative Loans Trust Series 2004-3, Class 3A1, 6.00%, 4/25/34	165,797
74,285	Master Alternative Loans Trust Series 2004-6, Class 7A1, 6.00%, 7/25/34	73,927
221,845	Master Alternative Loans Trust Series 2004-6, Class 10A1, 6.00%, 7/25/34	227,246
87,131	Master Alternative Loans Trust Series 2005-3, Class 7A1, 6.00%, 4/25/35	83,871
22,135	Master Alternative Loans Trust Series 2003-7, Class 5A1, 6.25%, 11/25/33	22,667
54,622	Master Alternative Loans Trust Series 2004-3, Class 2A1, 6.25%, 4/25/34	55,365
78,254	Residential Asset Loans, Inc. Series 2006-QS5, Class A9, 6.00%, 5/25/36	49,050
706,412	Residential Asset Securitization Trust Series 2005-A9, Class A3, 5.50%, 7/25/35	566,453
305,300	Residential Asset Securitization Trust Series 2006-A2, Class A3, 6.00%, 5/25/36	212,863
		4,199,432
Prime Adjustable Rate Mortgage Backed Securities (3.2%)
580,612	Citigroup Mortgage Loan Trust, Inc. Series 2010-3, Class 4A1, 2.52%, 2/25/36(a)	566,224
880,000	JPMorgan Mortgage Trust Series 2005-A6, Class 2A4, 2.77%, 8/25/35(a)	680,895
40,142	JPMorgan Mortgage Trust Series 2006-A4, Class 3A1, 5.57%, 6/25/36(a)	34,056
109,684	MLCC Mortgage Investors, Inc. Series 2004-HB1, Class A3, 2.06%, 4/25/29(a)	91,077
33,784	Structured Adjustable Rate Mortgage Loan Trust Series 2006-5, Class 4A1, 5.57%, 6/25/36(a)	26,422
73,987	Wachovia Mortgage Loan Trust LLC Series 2005-A, Class 4A2, 5.30%, 8/20/35(a)	39,438
		1,438,112
Prime Fixed Mortgage Backed Securities (12.1%)
34,039	ABN AMRO Mortgage Corp. Series 2003-7, Class A2, 5.00%, 7/25/18	34,421
95,000	Bank of America Funding Corp. Series 2005-3, Class 1A9, 5.25%, 6/25/35	95,793
139,219	Bank of America Mortgage Securities Series 2004-7, Class 2A2, 5.75%, 8/25/34	142,271

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$1,704	Chase Mortgage Finance Corp. Series 2005-S1, Class 1A9, 5.50%, 5/25/35	$1,755
26,356	Chase Mortgage Finance Corp. Series 2005-S2, Class A25, 5.50%, 10/25/35	26,802
130,507	Chase Mortgage Finance Corp. Series 2003-S15, Class 1A3, 6.00%, 1/25/34	136,461
11,028	Chase Mortgage Finance Corp. Series 2002-S4, Class A23, 6.25%, 3/25/32	11,614
446,860	Chaseflex Trust Series 2006-2, Class A5, 5.99%, 9/25/36(a)	359,431
12,000	Citicorp Mortgage Securities, Inc. Series 2003-11, Class 2A11, 5.50%, 12/25/33	11,899
100,000	Citicorp Mortgage Securities, Inc. Series 2006-3, Class 1A2, 6.25%, 6/25/36	99,271
132,067	Citigroup Mortgage Loan Trust, Inc. Series 2005-1, Class 3A1, 6.50%, 4/25/35	133,998
88,993	Countrywide Alternative Loan Trust Series 2005-J3, Class 2A12, 5.50%, 5/25/35	33,176
157,021	Countrywide Home Loans Series 2003-40, Class AS, 4.50%, 10/25/18	160,576
108,000	Countrywide Home Loans Series 2003-34, Class A15, 5.25%, 9/25/33	106,501
2,000	Countrywide Home Loans Series 2003-1, Class 1A2, 5.50%, 3/25/33	1,982
112,000	Countrywide Home Loans Series 2003-14, Class A4, 5.50%, 6/25/33	115,296
16,917	Countrywide Home Loans Series 2003-J6, Class 1A1, 5.50%, 8/25/33	17,634
42,009	Countrywide Home Loans Series 2003-28, Class A8, 5.50%, 8/25/33	43,421
4,699	Countrywide Home Loans Series 2004-4, Class A24, 5.50%, 5/25/34	4,786
23,000	Countrywide Home Loans Series 2004-8, Class 1A3, 5.50%, 7/25/34	22,478
227,188	Countrywide Home Loans Series 2005-J1, Class 1A8, 5.50%, 2/25/35	202,834
95,210	Countrywide Home Loans Series 2005-12, Class 2A9, 5.50%, 5/25/35	87,742
45,123	Countrywide Home Loans Series 2004-18, Class A1, 6.00%, 10/25/34	44,422
57,255	Countrywide Home Loans Series 2004-21, Class A10, 6.00%, 11/25/34	57,989
555,797	Countrywide Home Loans Series 2007-J3, Class A10, 6.00%, 7/25/37	464,509
77,000	Credit Suisse First Boston Mortgage Securities Corp. Series 2004-8, Class 1A5, 5.50%, 12/25/34	77,483

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$273,567	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9, Class 3A1, 6.00%, 10/25/35	$158,117
62,758	Credit Suisse Mortgage Capital Certificates Series 2006-8, Class 1A1, 4.50%, 10/25/21	52,993
3,000	First Horizon Mortgage Pass-Through Trust Series 2003-8, Class 1A10, 5.25%, 10/25/33	2,993
857	First Nationwide Trust Series 2001-3, Class 1A1, 6.75%, 8/21/31	885
13,827	GMAC Mortgage Corp. Loan Trust Series 2003-GH2, Class A4, 5.00%, 10/25/33(a)	13,698
62,078	GMAC Mortgage Corp. Loan Trust Series 2003-J6, Class A3, 5.50%, 10/25/33	63,009
12,379	GSR Mortgage Loan Trust Series 2002-3F, Class 1AA, 6.00%, 8/25/16	12,418
133,576	JPMorgan Mortgage Trust Series 2006-A2, Class 3A2, 5.57%, 4/25/36(a)	120,098
85,830	JPMorgan Mortgage Trust Series 2004-S2, Class 4A5, 6.00%, 11/25/34	84,738
134,655	JPMorgan Re-Remic Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(d)	137,076
55,390	Master Asset Securitization Trust Series 2003-7, Class 1A1, 5.50%, 9/25/33	57,645
18,463	Master Asset Securitization Trust Series 2003-7, Class 1A2, 5.50%, 9/25/33	19,215
225,000	Master Asset Securitization Trust Series 2005-1, Class 2A4, 5.50%, 5/25/35	223,668
24,142	Master Asset Securitization Trust Series 2004-3, Class 5A1, 6.25%, 1/25/32	24,498
141,855	Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 3A, 6.00%, 4/25/34	146,641
15,713	Nomura Asset Acceptance Corp. Series 2003-A1, Class A2, 6.00%, 5/25/33.	15,779
1,000,000	Prime Mortgage Trust Series 2005-4, Class 2A3, 5.50%, 10/25/35	265,662
580,356	RAAC Series 2004-SP2, Class A22, 6.00%, 1/25/32	569,599
9,860	Residential Asset Mortgage Products, Inc. Series 2003-SL1, Class A11, 7.13%, 3/25/16	10,105
26,707	Structured Asset Securities Corp. Series 2005-6, Class 4A1, 5.00%, 5/25/35.	26,321
101,218	Structured Asset Securities Corp. Series 2004-3, Class 3A1, 5.50%, 3/25/19.	105,179
107,030	Structured Asset Securities Corp. Series 2004-20, Class 5A1, 6.25%, 11/25/34	112,639
58,676	TBW Mortgage Backed Pass-Through Certificates Series 2006-2, Class 7A1, 7.00%, 7/25/36	19,371

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$48,179	Washington Mutual Mortgage Pass-Through Certificates Series 2004-CB1, Class 4A, 6.00%, 6/25/34	$51,119
9,489	Washington Mutual MSC Mortgage Series 2004-RA1, Class 2A, 7.00%, 3/25/34	10,120
40,862	Wells Fargo Mortgage Backed Securities Trust Series 2004-7, Class 2A2, 5.00%, 7/25/19	42,140
225,000	Wells Fargo Mortgage Backed Securities Trust Series 2007-7, Class A48, 6.00%, 6/25/37	52,384
67,205	Wells Fargo Mortgage Backed Securities Trust Series 2007-16, Class 1A1, 6.00%, 12/28/37	68,607
		5,499,878
U.S. Government Agency Mortgage Backed Securities (19.7%)
35,358	Fannie Mae, 2.43%, 12/1/27, Pool #422279(a)	37,446
995,963	Fannie Mae Series 2012-2, Class HA, 2.50%, 5/25/41	1,010,575
448,831	Fannie Mae Series 2011-M7, Class AB, 2.51%, 9/25/18	457,984
492,546	Fannie Mae Series 2011-124, Class CG, 3.00%, 9/25/29	511,253
946,857	Fannie Mae Series 2011-118, Class NA, 3.00%, 11/25/41	990,932
500,000	Fannie Mae Series 2012-16, Class K, 4.00%, 10/25/41	537,824
3,700	Fannie Mae, 4.50%, 5/1/19, Pool #761398	4,041
1,330	Fannie Mae, 5.00%, 3/1/18, Pool #688031	1,439
4,742	Fannie Mae, 5.00%, 8/1/33, Pool #730856	5,127
3,381	Fannie Mae, 5.00%, 7/1/35, Pool #832198	3,654
119,083	Fannie Mae, 5.15%, 2/1/33, Pool #683235(a)	126,484
2,644	Fannie Mae, 5.50%, 2/1/33, Pool #683351	2,889
1,315	Fannie Mae, 5.50%, 9/1/34, Pool #725773	1,436
29,405	Fannie Mae Series 1998-36, Class ZB, 6.00%, 7/18/28	32,203
19,000	Fannie Mae Series 2002-21, Class LL, 6.25%, 4/25/32	20,795
31,000	Fannie Mae Series 1994-51, Class LL, 6.75%, 3/25/24	35,312
48,838	Fannie Mae Series 1993-82, Class H, 7.00%, 5/25/23	57,529
2,185	Fannie Mae Series 1997-42, Class EN, 7.25%, 7/18/27	2,246
32,757	Fannie Mae Series 1991-171, Class J, 8.00%, 12/25/21	37,977

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$129,158	Fannie Mae Whole Loan Series 2003-W6, Class 6A, 3.19%, 8/25/42(a)	$139,930
45,704	Fannie Mae Whole Loan Series 2002-W11, Class AF5, 5.48%, 11/25/32(a)	45,561
298,715	Fannie Mae Whole Loan Series 2004-W3, Class A8, 5.50%, 5/25/34	339,610
37,845	Freddie Mac, 2.38%, 4/1/24, Pool #409624(a)	38,147
446,129	Freddie Mac Series 3982, Class AJ, 3.00%, 6/15/36	468,564
983,611	Freddie Mac Series 3910, Class JB, 3.00%, 12/15/37	1,017,879
428,662	Freddie Mac Series 3879, Class NK, 3.00%, 5/15/39	438,704
410,161	Freddie Mac Series 3769, Class N, 3.00%, 12/15/40	428,655
788,083	Freddie Mac, 3.50%, 11/1/25, Pool #J13585	824,444
342,272	Freddie Mac Series 3780, Class MK, 3.50%, 10/15/40	361,335
97,671	Freddie Mac Series 2590, Class AQ, 4.25%, 3/15/18	104,110
23,854	Freddie Mac Series 2610, Class VB, 5.50%, 7/15/24	26,177
15,306	Freddie Mac Series 2148, Class ZA, 6.00%, 4/15/29	16,929
65,000	Freddie Mac Series 3133, Class TD, 6.00%, 9/15/34	68,679
2,304	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	2,547
69,468	Freddie Mac Series 2036, Class PD, 6.50%, 3/15/28	79,232
759	Freddie Mac Series 2278, Class H, 6.50%, 1/15/31	782
8,246	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	9,335
5,628	Freddie Mac Series 194, Class E, 7.00%, 9/15/21	6,212
72,129	Freddie Mac Series 1688, Class W, 7.25%, 3/15/14	75,220
17,784	Freddie Mac Series 1281, Class I, 8.00%, 5/15/22	20,619
448	Freddie Mac Series 1255, Class H, 8.50%, 4/15/22	458
475,231	Government National Mortgage Assoc. Series 2009-93, Class HG, 4.00%, 9/16/39	506,361
14,240	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	16,423
27,104	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	31,999

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$14,659	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	$17,250
2,554	Government National Mortgage Assoc. Series 1996-15, Class H, 7.50%, 8/16/26	2,928
16,604	Government National Mortgage Assoc. Series 1996-20, Class J, 7.50%, 9/20/26	19,129
424	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	507
6,718	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	7,839
		8,992,711
Total Mortgage Backed Securities		20,207,851

Corporate Bonds (13.3%)
Computers & Peripherals (1.2%)
505,000	Hewlett-Packard Co., 4.38%, 9/15/21.	532,696
Diversified Financial Services (0.8%)
500,000	Springleaf Finance Corp., 6.90%, 12/15/17, MTN	387,500
Diversified Manufacturing Operations (1.1%)
500,000	General Electric Co., 5.00%, 2/1/13	520,338
Financial Services (5.5%)
100,000	American International Group, Inc., 4.25%, 5/15/13(d)	102,066
100,000	Bank of America Corp., 6.50%, 8/1/16	108,094
100,000	BP Capital Markets PLC, 3.63%, 5/8/14	105,853
200,000	Citigroup, Inc., 5.13%, 5/5/14	210,951
545,000	General Electric Capital Corp., 5.45%, 1/15/13	567,965
500,000	I-Preferred Term Securities, 2.63%, 12/11/32, Continuously Callable @ 100(a)(c)	200,000
750,000	JBG/Rockville NCI Campus LLC Series 10-A, 3.90%, 7/15/23(d)	763,950
1,000,000	Preferred Term Securities IX, 2.37%, 4/3/33, Continuously Callable @ 100(a)(c)	305,000
511,086	Preferred Term Securities XI, 2.16%, 9/24/33, Continuously Callable @ 100(a)(b)(c)	132,882
203,271	Preferred Term Securities XXIII, 0.00%, 12/22/36(c)	61
		2,496,822

Principal
Amount	Security Description	Value
Corporate Bonds, continued:
Insurance (0.5%)
$175,000	MetLife, Inc., 6.75%, 6/1/16	$209,443
Security Brokers & Dealers (2.8%)
500,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	545,248
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(e)	70
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	736,128
		1,281,446
Telecommunications (0.6%)
135,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/9/12 @ 101.17*	134,142
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/9/12 @ 101.17*	125,269
		259,411
Telecommunications-Services & Equipment (0.8%)
250,000	Verizon Communications, Inc., 8.75%, 11/1/18	344,224
Total Corporate Bonds		6,031,880

Taxable Municipal Bonds (1.0%)
Missouri (1.0%)
135,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	145,419
295,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA, FNMA, FHLMC*	331,598
Total Taxable Municipal Bonds		477,017
U.S. Government Agency Securities (2.8%)
Fannie Mae:
300,000	1.63%, 10/26/15(f)	309,793
500,000	3.00%, 9/26/31, Callable 9/26/12 @ 100(f)*	498,487
		808,280
Fannie Mae Strips:
500,000	12.14%, 11/15/16(g)	468,471
Total U.S. Government Agency Securities		1,276,751

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Concluded
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Treasury Obligations (33.9%)
U.S. Treasury Bonds:
$1,400,000	4.25%, 11/15/40	$1,727,032
U.S. Treasury Notes:
2,500,000	1.00%, 10/31/16	2,522,655
250,000	1.25%, 8/31/15	256,172
500,000	1.25%, 10/31/15	511,914
1,000,000	1.38%, 5/15/13	1,013,711
1,000,000	1.50%, 7/31/16	1,032,422
500,000	1.75%, 5/31/16	521,758
350,000	2.00%, 11/15/21	351,750
1,650,000	2.25%, 11/30/17	1,758,926
500,000	2.75%, 2/15/19	545,938
500,000	3.63%, 2/15/20	577,070
4,000,000	3.63%, 2/15/21	4,615,936
		13,708,252
Total U.S. Treasury Obligations		15,435,284

Shares	Security Description	Value
Investments in Affiliates (4.5%)
2,041,032	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	$2,041,032
Total Investments in Affiliates		2,041,032
Total Investments (Cost$48,893,630)(i)—100.9%		45,936,585
Liabilities in excess of other assets — (0.9)%		(406,536)
Net Assets — 100.0%		$45,530,049

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2012.
(b)	Issuer has deferred on the payment of interest.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 29, 2012, illiquid securities were 1.4% of the Fund’s net assets.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 29, 2012.
(g)	Rate represents the effective yield at purchase.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2012.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments
February 29, 2012
(Unaudited)

Shares	Security Description	Value
Common Stocks (49.8%)
Advertising (0.1%)
1,059	Lamar Advertising Co., Class A(a)	$34,629
334	Omnicom Group, Inc.	16,513
		51,142
Aerospace/Defense (0.3%)
180	General Dynamics Corp.	13,181
632	Northrop Grumman Corp.	37,800
1,962	Raytheon Co.	99,120
205	The Boeing Co.	15,365
		165,466
Agriculture (0.0%)
94	Monsanto Co.	7,274
Apparel Manufacturers (0.7%)
953	Coach, Inc.	71,323
1,353	NIKE, Inc., Class B	146,016
155	Ralph Lauren Corp.	26,928
1,224	VF Corp.	178,765
		423,032
Apparel/Footwear (0.3%)
6,119	Foot Locker, Inc.	178,491
Auto Manufacturers (0.3%)
7,023	Ford Motor Co.	86,945
2,036	Honda Motor Co. Ltd. ADR	77,612
243	PACCAR, Inc.	11,180
		175,737
Auto Parts & Equipment (0.2%)
1,679	Gentex Corp.	39,708
1,780	Lear Corp.	80,474
132	Visteon Corp.(a)	7,091
		127,273
Automotive Parts (0.6%)
1,046	Advance Auto Parts, Inc.	89,297
240	Copart, Inc.(a)	11,947
2,483	Navistar International Corp.(a)	103,740
1,585	O’Reilly Automotive, Inc.(a)	137,102
998	TRW Automotive Holdings Corp.(a)	45,649
518	WABCO Holdings, Inc.(a)	30,816
		418,551
Banking (2.5%)
1,205	Capital One Financial Corp.	60,973
5,610	Comerica, Inc.	166,561
1,699	Commerce Bancshares, Inc.	65,598
5,660	East West Bancorp, Inc.	125,199
6,627	Fifth Third Bancorp	90,193
7,157	First Niagara Financial Group, Inc.	68,421
5,161	JPMorgan Chase & Co.	202,518
5,744	PNC Financial Services Group	341,883
20,592	TrustCo Bank Corp. NY	110,373
6,439	U.S. Bancorp	189,307
2,003	Washington Federal, Inc.	32,449
4,158	Wells Fargo & Co.	130,104
3,099	Zions Bancorp	58,881
		1,642,460
Banking & Financial Services (0.0%)
863	Lazard Ltd., Class A	26,287

Shares	Security Description	Value
Common Stocks, continued:
Beverages (0.7%)
668	Brown-Forman Corp., Class B	$54,542
418	Coca-Cola Enterprises, Inc.	12,080
2,343	Constellation Brands, Inc., Class A(a)	51,171
262	Monster Beverage Corp.(a)	14,984
3,952	PepsiCo, Inc.	248,739
1,344	The Coca-Cola Co.	93,892
		475,408
Biotechnology (0.1%)
97	Alexion Pharmaceuticals, Inc.(a)	8,122
737	Life Technologies Corp.(a)	34,867
		42,989
Broadcasting/Cable (0.3%)
5,423	CBS Corp., Class B	162,148
541	Comcast Corp., Class A	15,894
159	Scripps Networks Interactive, Class A	7,187
		185,229
Building Materials (0.1%)
1,237	Nucor Corp.	53,847
Business Equipment & Services (0.2%)
2,213	Paychex, Inc.	69,267
2,677	Pitney Bowes, Inc.	48,534
213	The Dun & Bradstreet Corp.	17,604
		135,405
Chemicals (1.0%)
1,448	Airgas, Inc.	119,214
797	Cabot Corp.	32,286
319	Celanese Corp., Series A	15,175
665	Cytec Industries, Inc.	39,541
1,057	E.I. du Pont de Nemours & Co.	53,748
1,435	Eastman Chemical Co.	77,677
1,629	Ecolab, Inc.	97,740
2,844	Intrepid Potash, Inc.(a)	71,925
616	Kronos Worldwide, Inc.	14,396
158	LyondellBasell Industries NV, Class A	6,822
798	PPG Industries, Inc.	72,818
1,330	The Dow Chemical Co.	44,568
		645,910
Coal (0.1%)
2,068	Peabody Energy Corp.	72,132
Commercial Services (0.4%)
1,256	Alliance Data Systems Corp.(a)	152,428
237	Green Dot Corp., Class A(a)	7,567
771	Moody’s Corp.	29,768
1,913	Verisk Analytics, Inc., Class A(a)	83,216
		272,979
Computer Software & Services (1.1%)
5,481	Adobe Systems, Inc.(a)	180,270
734	Akamai Technologies, Inc.(a)	26,424
621	Citrix Systems, Inc.(a)	46,414
441	Cognizant Technology Solutions Corp., Class A(a)	31,289
1,205	EMC Corp.(a)	33,366
372	FactSet Research Systems, Inc.	32,513
1,769	Liberty Media Corp., Class A(a)	33,186

See notes to financial statements.

CAVANAL HILL FUNDS
 Balanced Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Computer Software & Services, continued:
6,214	Microsoft Corp.	$197,232
5,447	Oracle Corp.	159,434
		740,128
Computers & Peripherals (2.4%)
1,099	Apple, Inc.(a)	596,142
32,258	Cisco Systems, Inc.	641,289
376	International Business Machines Corp.	73,970
1,548	Lexmark International, Inc., Class A	57,090
4,786	NetApp, Inc.(a)	205,798
		1,574,289
Consumer Products (0.4%)
1,031	Avon Products, Inc.	19,270
1,522	Church & Dwight Co., Inc.	72,660
435	The Clorox Co.	29,410
652	The Estee Lauder Cos., Inc., Class A	38,168
1,491	The Procter & Gamble Co.	100,672
		260,180
Distribution/Wholesale (0.5%)
1,658	Fastenal Co.	87,344
1,628	Genuine Parts Co.	102,043
1,121	LKQ Corp.(a)	35,715
762	MSC Industrial Direct Co., Inc., Class A	60,510
515	Tech Data Corp.(a)	27,542
		313,154
Diversified Financial Services (0.5%)
945	Berkshire Hathaway, Inc., Class B(a)	74,135
470	City National Corp.	22,090
411	CME Group, Inc.	118,980
838	Greenhill & Co., Inc.	36,839
454	The Goldman Sachs Group, Inc.	52,274
		304,318
Diversified Manufacturing Operations (2.3%)
469	3M Co.	41,084
16,609	Corning, Inc.	216,581
1,878	Danaher Corp.	99,215
276	Donaldson Co., Inc.	20,267
1,749	Eaton Corp.	91,280
24,353	General Electric Co.	463,925
2,212	Honeywell International, Inc.	131,769
2,109	Packaging Corp. of America	62,511
979	Parker Hannifin Corp.	87,924
180	SPX Corp.	13,165
8,379	Textron, Inc.	230,506
200	Tyco International Ltd.	10,364
		1,468,591
Electric Integrated (0.8%)
418	Consolidated Edison, Inc.	24,286
597	Dominion Resources, Inc.	30,130
4,141	Duke Energy Corp.	86,630
924	Integrys Energy Group, Inc.	48,076
2,085	Northwestern Corp.	72,412
4,636	Pepco Holdings, Inc.	90,124
940	PPL Corp.	26,837

Shares	Security Description	Value
Common Stocks, continued:
Electric Integrated, continued:
326	Progress Energy, Inc.	$17,304
2,744	Southern Co.	121,257
		517,056
Electrical Components & Equipment (0.1%)
2,575	Molex, Inc.	69,783
Electronic Components/Instruments (1.1%)
3,085	Agilent Technologies, Inc.(a)	134,568
578	Amphenol Corp., Class A	32,345
279	Arrow Electronics, Inc.(a)	11,202
3,798	Emerson Electric Co.	191,077
1,286	Itron, Inc.(a)	57,124
2,920	Jabil Circuit, Inc.	75,423
1,113	L-3 Communications Holdings, Inc.	78,188
995	Thermo Fisher Scientific, Inc.(a)	56,337
604	Thomas & Betts Corp.(a)	43,627
172	Trimble Navigation Ltd.(a)	8,650
		688,541
Energy-Alternative Sources (0.0%)
247	Energizer Holdings, Inc.(a)	18,883
Entertainment (0.4%)
10,063	Activision Blizzard, Inc.	120,253
1,069	Bally Technologies, Inc.(a)	45,903
1,150	DreamWorks Animation SKG, Inc., Class A(a)	19,849
4,954	Regal Entertainment Group, Class A	68,464
		254,469
Finance-Investment Bank/Brokerage (0.1%)
3,520	Invesco Ltd.	87,190
Financial Services (1.8%)
267	Affiliated Managers Group, Inc.(a)	28,406
2,281	Bank of New York Mellon Corp.	50,433
2,409	Capitol Federal Financial, Inc.	28,161
3,951	Discover Financial Services	118,570
5,145	Eaton Vance Corp.	148,227
97	Franklin Resources, Inc.	11,435
2,091	Legg Mason, Inc.	57,273
2,999	Morgan Stanley	55,601
961	Royal Gold, Inc.	66,741
971	SEI Investments Co.	19,177
3,755	SLM Corp.	59,179
1,793	T. Rowe Price Group, Inc.	110,431
1,435	The NASDAQ OMX Group, Inc.(a)	37,798
2,215	Visa, Inc.	257,760
584	Waddell & Reed Financial, Inc., Class A	18,431
6,046	Western Union Co.	105,624
		1,173,247
Food (0.1%)
1,398	Delhaize Group ADR	76,932
Food Products & Services (1.1%)
1,219	Archer-Daniels-Midland Co.	38,033
1,924	Campbell Soup Co.	64,108
3,902	ConAgra Foods, Inc.	102,427
1,102	General Mills, Inc.	42,217
2,076	Hormel Foods Corp.	59,104
4,989	Safeway, Inc.	107,014
See notes to financial statements.

CAVANAL HILL FUNDS
 Balanced Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Food Products & Services, continued:
10,087	SUPERVALU, Inc.	$65,868
1,197	Sysco Corp.	35,216
294	The Hershey Co.	17,846
1,683	The Kroger Co.	40,038
7,904	Tyson Foods, Inc., Class A	149,465
		721,336
Food-Miscellaneous/Diversified (0.6%)
3,765	H.J. Heinz Co.	198,453
4,667	Snyder’s-Lance, Inc.	104,774
1,163	Whole Foods Market, Inc.	93,901
		397,128
Forest Products & Paper (0.1%)
371	Domtar Corp.	35,568
373	Plum Creek Timber Co., Inc.	14,606
		50,174
Gas (0.2%)
808	Air Products & Chemicals, Inc.	72,914
391	Sempra Energy	23,163
		96,077
Hand/Machine Tools (0.0%)
289	Stanley Black & Decker, Inc.	22,195
Health Care (1.0%)
103	AMERIGROUP Corp.(a)	6,997
1,948	Coventry Health Care, Inc.(a)	63,680
2,467	Express Scripts, Inc.(a)	131,565
1,821	Health Net, Inc.(a)	68,724
856	Humana, Inc.	74,558
224	IDEXX Laboratories, Inc.(a)	19,208
4,512	UnitedHealth Group, Inc.	251,544
476	WellPoint, Inc.	31,240
		647,516
Healthcare-Products (0.3%)
490	CareFusion Corp.(a)	12,647
341	Herbalife Ltd.	22,578
1,049	The Cooper Cos., Inc.	83,375
1,869	Thoratec Corp.(a)	64,480
		183,080
Healthcare-Services (0.0%)
505	Brookdale Senior Living, Inc.(a)	9,413
417	HCA Holdings, Inc.	11,122
		20,535
Home Furnishings (0.1%)
1,109	Tempur-Pedic International, Inc.(a)	87,611
Hotels (0.3%)
2,806	Marriott International, Inc., Class A	98,996
2,299	Wyndham Worldwide Corp.	101,133
		200,129
Human Resources (0.0%)
545	Manpower, Inc.	23,473
Insurance (1.4%)
569	Aon Corp.	26,635
377	Aspen Insurance Holdings Ltd.	10,002
2,265	Axis Capital Holdings Ltd.	69,875
2,410	Brown & Brown, Inc.	56,948
410	Cincinnati Financial Corp.	14,420

Shares	Security Description	Value
Common Stocks, continued:
Insurance, continued:
1,162	Endurance Specialty Holdings Ltd.	$44,690
5,984	Fidelity National Financial, Inc., Class A	103,284
311	Hanover Insurance Group, Inc.	12,695
1,608	Lincoln National Corp.	39,943
6,013	Marsh & McLennan Cos., Inc.	187,606
422	Mercury General Corp.	18,095
1,130	MetLife, Inc.	43,561
347	Prudential Financial, Inc.	21,223
1,033	RenaissanceRe Holdings Ltd.	74,335
1,026	The Chubb Corp.	69,727
1,712	Torchmark Corp.	82,929
1,324	Willis Group Holdings PLC	47,505
		923,473
Internet (0.7%)
2,878	eBay, Inc.(a)	102,860
246	Expedia, Inc.	8,376
539	Google, Inc., Class A(a)	333,237
915	WebMD Health Corp.(a)	22,738
		467,211
Leisure Time (0.0%)
404	Penn National Gaming, Inc.(a)	17,190
382	WMS Industries, Inc.(a)	8,416
		25,606
Lodging (0.1%)
248	Wynn Resorts Ltd.	29,398
Machinery & Equipment (1.0%)
2,036	AGCO Corp.(a)	105,119
863	Babcock & Wilcox Co.(a)	22,213
1,175	Caterpillar, Inc.	134,197
482	CNH Global NV(a)	20,683
727	Deere & Co.	60,290
637	Gardner Denver, Inc.	43,749
73	Roper Industries, Inc.	6,681
4,447	The Manitowoc Co., Inc.	69,996
353	Timken Co.	18,497
1,920	United Technologies Corp.	161,030
181	Zebra Technologies Corp., Class A(a)	6,958
		649,413
Machinery-Diversified (0.2%)
293	Flowserve Corp.	34,741
1,201	Teleflex, Inc.	71,183
		105,924
Media (0.3%)
288	DIRECTV, Class A(a)	13,340
871	Discovery Communications, Inc., Class A(a)	40,632
1,344	Liberty Media Corp. - Liberty Capital, Series A(a)	120,812
1,125	Thomson Reuters Corp.	32,603
143	Viacom, Inc., Class B	6,810
		214,197
Medical Equipment & Supplies (1.0%)
1,243	Becton, Dickinson & Co.	94,741
1,226	C.R. Bard, Inc.	114,778
1,578	Hill-Rom Holdings, Inc.	53,605

See notes to financial statements.

CAVANAL HILL FUNDS
 Balanced Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Medical Equipment & Supplies, continued:
236	Intuitive Surgical, Inc.(a)	$120,742
105	Johnson & Johnson	6,833
635	Medtronic, Inc.	24,206
4,508	PerkinElmer, Inc.	121,716
1,437	Stryker Corp.	77,081
302	Zimmer Holdings, Inc.(a)	18,347
		632,049
Medical Labs & Testing Services (0.0%)
408	Covance, Inc.(a)	19,474
Medical-Biotechnology (0.1%)
183	Celgene Corp.(a)	13,419
1,227	Myriad Genetics, Inc.(a)	29,693
		43,112
Metals (0.1%)
973	Allegheny Technologies, Inc.	42,686
Metals-Processing & Fabrication (0.6%)
5,542	Cameco Corp.	136,111
1,733	Carpenter Technology Corp.	88,903
777	Freeport-McMoran Copper & Gold, Inc.	33,069
389	Reliance Steel & Aluminum Co.	20,897
1,681	Shaw Group, Inc.(a)	48,648
1,354	Southern Copper Corp.	43,531
774	Titanium Metals Corp.	11,347
		382,506
Mining (0.1%)
686	Compass Minerals International, Inc.	49,426
Miscellaneous Manufacturing (0.2%)
1,089	Ingersoll-Rand PLC	43,429
2,922	ITT Corp.	72,904
		116,333
Oil & Gas (0.3%)
1,241	Dresser-Rand Group, Inc.(a)	65,177
658	Marathon Petroleum Corp.	27,340
610	QEP Resources, Inc.	20,826
877	Range Resources Corp.	55,847
981	Suburban Propane Partners LP	43,311
		212,501
Oil & Gas Exploration, Production and Services (2.0%)
206	Anadarko Petroleum Corp.	17,329
1,078	Apache Corp.	116,349
395	Atwood Oceanics, Inc.(a)	18,786
2,037	Baker Hughes, Inc.	102,420
456	Continental Resources, Inc.(a)	41,350
1,969	Devon Energy Corp.	144,347
301	Diamond Offshore Drilling, Inc.	20,610
778	EOG Resources, Inc.	88,583
4,693	Forest Oil Corp.(a)	60,681
308	Helmerich & Payne, Inc.	18,880
1,221	Hess Corp.	79,267
1,886	Murphy Oil Corp.	120,591
1,433	Nabors Industries Ltd.(a)	31,211
404	Noble Energy, Inc.	39,451
379	Oil States International, Inc.(a)	30,782
941	Patterson-UTI Energy, Inc.	18,274
7,733	Questar Corp.	148,628

Shares	Security Description	Value
Common Stocks, continued:
Oil & Gas Exploration, Production and Services, continued:
793	Schlumberger Ltd.	$61,545
378	Tesoro Corp.(a)	10,028
3,750	Ultra Petroleum Corp.(a)	93,600
2,310	Valero Energy Corp.	56,572
		1,319,284
Oil-Integrated Companies (2.4%)
2,564	Chevron Corp.	279,784
4,293	ConocoPhillips	328,629
4,463	Exxon Mobil Corp.	386,049
5,125	Marathon Oil Corp.	173,686
1,600	Occidental Petroleum Corp.	166,992
661	SEACOR Holdings, Inc.(a)	65,360
1,551	Sunoco, Inc.	59,915
2,041	Total SA ADR	114,439
		1,574,854
Packaging & Containers (0.3%)
1,427	Ball Corp.	57,194
1,346	Bemis Co., Inc.	42,224
3,832	Owens-Illinois, Inc.(a)	91,585
		191,003
Paper Products (0.1%)
470	International Paper Co.	16,521
1,006	Kimberly-Clark Corp.	73,317
		89,838
Personal Services (0.0%)
1,859	Service Corp. International	21,081
Pharmaceuticals (2.2%)
4,410	Abbott Laboratories	249,650
11,193	Bristol-Myers Squibb Co.	360,079
2,587	Eli Lilly & Co.	101,514
5,598	Forest Laboratories, Inc.(a)	182,047
334	Gilead Sciences, Inc.(a)	15,197
3,133	Merck & Co., Inc.	119,586
1,935	Perrigo Co.	199,421
2,177	Roche Holding AG ADR	94,874
1,213	Teva Pharmaceutical Industries Ltd. ADR	54,354
4,190	Warner Chilcott PLC, Class A(a)	70,099
		1,446,821
Pipelines (0.5%)
826	Kinder Morgan, Inc.	29,108
738	Magellan Midstream Partners LP	54,000
1,001	ONEOK Partners LP	58,258
6,088	The Williams Cos., Inc.	181,909
		323,275
Printing & Publishing (0.1%)
1,769	R.R. Donnelley & Sons Co.	24,447
833	The McGraw-Hill Cos., Inc.	38,768
		63,215
Real Estate (0.1%)
2,966	The St. Joe Co.(a)	47,782
Real Estate Investment Trusts (2.1%)
7,937	Annaly Capital Management, Inc.	131,913
8,768	Campus Crest Communities, Inc.	92,853
4,408	Chesapeake Lodging Trust	77,713
1,668	CommonWealth REIT	31,025

See notes to financial statements.

CAVANAL HILL FUNDS
 Balanced Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Real Estate Investment Trusts, continued:
3,164	Duke Realty Corp.	$43,916
5,595	Franklin Street Properties Corp.	57,685
6,348	General Growth Properties, Inc.	103,282
1,074	HCP, Inc.	42,423
1,160	Health Care REIT, Inc.	63,150
1,417	Hospitality Properties Trust	35,042
894	Jones Lang LaSalle, Inc.	72,781
1,935	Liberty Property Trust	65,635
9,045	MFA Financial, Inc.	66,029
149	Public Storage	19,976
1,932	Rayonier, Inc.	86,013
6,877	Redwood Trust, Inc.	79,567
1,765	Senior Housing Properties Trust	37,771
462	SL Green Realty Corp.	35,135
817	Sovran Self Storage, Inc.	38,816
1,403	Sun Communities, Inc.	58,070
858	Taubman Centers, Inc.	59,262
121	Ventas, Inc.	6,766
298	Vornado Realty Trust	24,356
		1,329,179
Restaurants (0.8%)
1,071	Darden Restaurants, Inc.	54,610
2,269	McDonald’s Corp.	225,267
1,195	Starbucks Corp.	58,029
2,908	Yum! Brands, Inc.	192,626
		530,532
Retail (2.4%)
3,005	American Eagle Outfitters, Inc.	43,693
174	AutoZone, Inc.(a)	65,159
12,224	Barnes & Noble, Inc.(a)	162,701
3,976	Chico’s FAS, Inc.	59,680
167	Costco Wholesale Corp.	14,372
456	CVS Corp.	20,566
428	Dollar General Corp.(a)	18,002
472	GameStop Corp., Class A	10,752
711	Home Depot, Inc.	33,822
1,911	J.C. Penney Co., Inc.	75,676
2,566	Limited Brands, Inc.	119,396
3,322	Lithia Motors, Inc., Class A	78,432
1,136	Macy’s, Inc.	43,134
2,617	Nordstrom, Inc.	140,323
4,882	PetMed Express, Inc.	59,463
112	PVH Corp.	9,521
1,143	Signet Jewelers Ltd.	53,607
14,657	Staples, Inc.	214,872
3,209	Target Corp.	181,918
830	The Gap, Inc.	19,389
715	Wal-Mart Stores, Inc.	42,242
780	Walgreen Co.	25,865
2,208	Williams-Sonoma, Inc.	85,229
		1,577,814
Savings & Loans (0.2%)
11,791	New York Community Bancorp, Inc.	153,401
Semiconductors (1.9%)
1,798	Cree, Inc.(a)	54,461

Shares	Security Description	Value
Common Stocks, continued:
Semiconductors, continued:
1,184	Cypress Semiconductor Corp.	$20,424
9,633	Intel Corp.	258,935
613	International Rectifier Corp.(a)	13,762
1,568	Intersil Corp., Class A	17,750
1,070	KLA-Tencor Corp.	51,788
1,223	Lam Research Corp.(a)	50,999
1,163	Linear Technology Corp.	38,937
5,324	Maxim Integrated Products, Inc.	148,486
4,265	Microchip Technology, Inc.	153,839
272	Novellus Systems, Inc.(a)	12,643
1,239	NVIDIA Corp.(a)	18,771
8,590	ON Semiconductor Corp.(a)	77,911
880	Silicon Laboratories, Inc.(a)	39,424
4,356	Teradyne, Inc.(a)	71,526
4,214	Texas Instruments, Inc.	140,537
2,341	Xilinx, Inc.	86,453
		1,256,646
Software (0.3%)
208	Informatica Corp.(a)	10,225
519	Intuit, Inc.	30,019
1,110	Nuance Communications, Inc.(a)	28,771
916	Red Hat, Inc.(a)	45,306
470	VMware, Inc., Class A(a)	46,478
		160,799
Technology (0.2%)
6,028	SAIC, Inc.(a)	73,662
565	Waters Corp.(a)	50,624
		124,286
Telecommunications (0.9%)
2,729	AT&T, Inc.	83,480
242	CenturyTel, Inc.	9,741
1,012	Level 3 Communications, Inc.(a)	24,602
256	NeuStar, Inc., Class A(a)	8,973
2,360	NII Holdings, Inc.(a)	42,197
470	PT Telekomunikasi Indonesia Tbk ADR	14,518
7,733	Telefonaktiebolaget LM Ericsson ADR, Series B	77,175
659	Telephone & Data Systems, Inc.	16,653
2,121	Telus Corp.	121,894
5,448	Verizon Communications, Inc.	207,623
		606,856
Telecommunications-Services & Equipment (0.8%)
652	Ciena Corp.(a)	9,728
906	Motorola Solutions, Inc.	45,119
5,504	QUALCOMM, Inc.	342,239
1,735	TW Telecom, Inc.(a)	37,476
2,783	Virgin Media, Inc.	70,131
		504,693
Tobacco & Tobacco Products (0.8%)
5,172	Altria Group, Inc.	155,677
168	Lorillard, Inc.	22,022
1,558	Philip Morris International, Inc.	130,124
5,033	Reynolds American, Inc.	211,034
		518,857

See notes to financial statements.

CAVANAL HILL FUNDS
 Balanced Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Toys/Games/Hobbies (0.6%)
6,700	Hasbro, Inc.	$236,644
5,109	Mattel, Inc.	165,736
		402,380
Transportation (0.2%)
1,265	C.H. Robinson Worldwide, Inc.	83,705
379	Expeditors International of Washington, Inc.	16,536
2,960	Knightsbridge Tankers Ltd.	43,778
		144,019
Transportation & Shipping (0.9%)
2,229	FedEx Corp.	200,588
911	J.B. Hunt Transport Services, Inc.	46,652
836	Kansas City Southern, Inc.(a)	58,169
1,258	Norfolk Southern Corp.	86,676
1,532	Thor Industries, Inc.	49,897
1,195	Union Pacific Corp.	131,749
		573,731
Utilities (0.0%)
637	Constellation Energy Group	23,098
Utilities-Electric (0.4%)
4,485	Ameren Corp.	143,834
645	Entergy Corp.	42,976
2,045	Westar Energy, Inc.	56,279
		243,089
Utilities-Natural Gas (0.2%)
3,334	UGI Corp.	94,186
Water (0.1%)
1,575	American Water Works Co., Inc.	53,991
Total Common Stocks		32,383,646
Asset Backed Securities (0.7%)
$72,900	Residential Asset Mortgage Products, Inc. Series 2003-RS8, Class MI2, 5.90%, 9/25/33(b)	24,264
88,117	Residential Funding Mortgage Securities Series 2004-HI1, Class A5, 5.18%, 4/25/29(b)	84,783
378,300	Saxon Asset Securities Trust Series 2003-3, Class AF5, 4.93%, 12/25/33(b)	342,728
Total Asset Backed Securities		451,775
Mortgage Backed Securities† (17.2%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.3%)
501,574	Bear Stearns Alternative-A Trust Series 2007-2, Class 2A1, 3.37%, 4/25/37(b)	222,990
Alt-A - Fixed Rate Mortgage Backed Securities (4.7%)
267,780	Bank of America Alternative Loan Trust Series 2005-10, Class 1CB4, 5.50%, 11/25/35	226,812
272,080	Bank of America Alternative Loan Trust Series 2004-10, Class 1CB1, 6.00%, 11/25/34	265,355
221,018	Citi Mortgage Alternative Loan Trust Series 2007-A2, Class 1A5, 6.00%, 2/25/37	156,153

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$62,000	Countrywide Alternative Loan Trust Series 2003-13T1, Class A9, 5.00%, 8/25/33	$62,811
148,000	Countrywide Alternative Loan Trust Series 2003-15T2, Class A10, 5.00%, 8/25/33	136,036
34,407	Countrywide Alternative Loan Trust Series 2004-14T2, Class A4, 5.50%, 8/25/34	34,375
67,000	Countrywide Alternative Loan Trust Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	42,622
311,985	Countrywide Alternative Loan Trust Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	206,233
36,613	Countrywide Alternative Loan Trust Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	23,811
18,777	Countrywide Alternative Loan Trust Series 2005-J3, Class 3A1, 6.50%, 9/25/34	18,199
242,960	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2006-AB2, Class A3, 6.27%, 6/25/36(b)	157,077
145,787	Deutsche Mortgage Securities, Inc. Series 2003-4XS, Class A6A, 4.82%, 10/25/33(b)	143,058
22,189	Master Alternative Loans Trust Series 2004-6, Class 10A1, 6.00%, 7/25/34	22,729
177,929	Master Alternative Loans Trust Series 2004-8, Class 5A1, 6.00%, 9/25/34	187,114
145,797	Master Alternative Loans Trust Series 2004-3, Class 5A1, 6.50%, 3/25/34	151,515
540,960	Nomura Asset Acceptance Corp. Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(b)	517,058
139,244	Nomura Asset Acceptance Corp. Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	121,108
221,180	Nomura Asset Acceptance Corp. Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	112,116
56,098	Residential Accredit Loans, Inc. Series 2004-QS9, Class A1, 5.00%, 6/25/19	56,137
39,127	Residential Asset Loans, Inc. Series 2006-QS5, Class A9, 6.00%, 5/25/36	24,525
11,317	Residential Asset Securitization Trust Series 2003-A6, Class A1, 4.50%, 7/25/33	11,437
188,376	Residential Asset Securitization Trust Series 2005-A9, Class A3, 5.50%, 7/25/35	151,054
87,229	Residential Asset Securitization Trust Series 2006-A2, Class A3, 6.00%, 5/25/36	60,818

See notes to financial statements.

CAVANAL HILL FUNDS
 Balanced Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$153,409	Washington Mutual Mortgage Pass-Through Certificates Series 2005-5, Class B14, 5.50%, 7/25/35	$140,113
		3,028,266
	Prime Adjustable Rate Mortgage Backed Securities (0.8%)
44,534	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-6, Class 2A2, 2.83%, 9/25/34(b)	18,647
326,189	Credit Suisse Mortgage Capital Certificates Series 2009-8R, Class 5A1, 5.72%, 5/26/37(b)(c)	336,482
141,870	JPMorgan Re-Remic Series 2009-7, Class 5A1, 6.00%, 2/27/37(b)(c)	143,475
		498,604
Prime Fixed Mortgage Backed Securities (5.0%)
350,000	American Home Mortgage Investment Trust Series 2005-2, Class 5A4C, 5.41%, 9/25/35(b)	229,667
61,626	Bank of America Funding Corp. Series 2003-3, Class 1A4, 5.50%, 10/25/33	62,299
100,000	Bank of America Funding Corp. Series 2006-4, Class A14, 6.00%, 7/25/36	79,135
29,801	Bank of America Funding Corp. Series 2005-3, Class 1A17, 7.50%, 6/25/35	29,923
73,972	Bank of America Mortgage Securities Series 2004-4, Class 3A1, 5.00%, 5/25/19	76,382
50,000	Bank of America Mortgage Securities Series 2004-4, Class 2A2, 5.50%, 5/25/34	52,000
130,172	Chase Mortgage Finance Corp. Series 2003-S11, Class 3A1, 5.50%, 10/25/33	133,787
52,297	Chase Mortgage Finance Corp. Series 2007-A2, Class 7A1, 5.68%, 7/25/37(b)	47,121
93,057	Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4, 4.74%, 5/25/35(b)	80,581
358,507	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	360,525
31,495	Countrywide Alternative Loan Trust Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	31,570
68,150	Countrywide Alternative Loan Trust Series 2005-J8, Class 1A6, 5.50%, 7/25/35	27,400
149,461	Countrywide Home Loans Series 2005-22, Class 2A1, 2.71%, 11/25/35(b)	104,167
10,929	Countrywide Home Loans Series 2003-20, Class 1A14, 5.50%, 7/25/33	10,387
14,128	Countrywide Home Loans Series 2003-44, Class A5, 5.50%, 10/25/33	14,138
136,313	Countrywide Home Loans Series 2005-J1, Class 1A8, 5.50%, 2/25/35	121,701

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$244,720	Countrywide Home Loans Series 2005-12, Class 2A9, 5.50%, 5/25/35	$225,523
198,499	Countrywide Home Loans Series 2007-J3, Class A10, 6.00%, 7/25/37	165,896
42,000	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-1, Class 2A1, 5.50%, 2/25/35	33,100
63,393	Credit Suisse Mortgage Capital Certificates Series 2006-2, Class 3A1, 6.50%, 3/25/36	39,137
49,805	First Horizon Mortgage Pass-Through Trust Series 2004-1, Class 2A1, 4.75%, 3/25/19	50,534
10,602	GSR Mortgage Loan Trust Series 2003-3F, Class 1A2, 5.00%, 4/25/33	10,780
47,237	GSR Mortgage Loan Trust, 5.50%, 3/25/35	47,310
14,211	GSR Mortgage Loan Trust Series 2006-10F, Class 5A1, 6.00%, 1/25/27	13,697
162,808	Lehman Mortgage Trust Series 2005-3, Class 2A3, 5.50%, 1/25/36	159,067
10,096	Master Asset Securitization Trust Series 2003-3, Class 5A1, 5.50%, 4/25/18	10,536
46,128	Master Asset Securitization Trust Series 2003-8, Class 1A1, 5.50%, 9/25/33	47,993
246,669	Residential Asset Mortgage Products, Inc. Series 2003-RZ5, Class A7, 4.97%, 9/25/33(b)	246,983
68,575	Residential Asset Mortgage Products, Inc. Series 2004-SL1, Class A7, 7.00%, 11/25/31	70,528
268,769	Structured Asset Securities Corp. Series 2005-3, Class 1A8, 5.75%, 3/25/35	244,244
3,276	Washington Mutual Series 2003-S4, Class 4A1, 4.00%, 2/25/32	3,315
28,975	Wells Fargo Mortgage Backed Securities Trust Series 2004-7, Class 2A2, 5.00%, 7/25/19	29,881
350,000	Wells Fargo Mortgage Backed Securities Trust Series 2007-9, Class 1A5, 5.50%, 7/25/37	341,811
86,946	Wells Fargo Mortgage Backed Securities Trust Series 2006-11, Class A8, 6.00%, 9/25/36	81,897
		3,283,015
U.S. Government Agency Mortgage Backed Securities (6.4%)
248,991	Fannie Mae Series 2012-2, Class HA, 2.50%, 5/25/41	252,644
249,351	Fannie Mae Series 2011-M7, Class AB, 2.51%, 9/25/18	254,436
246,273	Fannie Mae Series 2011-124, Class CG, 3.00%, 9/25/29	255,627
241,449	Fannie Mae Series 2011-118, Class NA, 3.00%, 11/25/41	252,688
38,525	Fannie Mae Series 2003-19, Class ME, 4.00%, 1/25/33	40,220

See notes to financial statements.

CAVANAL HILL FUNDS
 Balanced Fund

Schedule of Portfolio Investments, Continued
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$489,958	Fannie Mae, 4.00%, 2/1/41, Pool #AB2264	$516,348
250,000	Fannie Mae Series 2012-16, Class K, 4.00%, 10/25/41	268,912
136,310	Fannie Mae, 4.50%, 4/1/35, Pool #814522	145,453
3,940	Fannie Mae, 5.00%, 3/1/18, Pool #681351	4,264
145,287	Fannie Mae, 5.50%, 10/1/35, Pool #838584	158,665
14,205	Fannie Mae, 6.00%, 5/1/35, Pool #357778	15,708
19,000	Fannie Mae Series 1999-18, Class LL, 6.50%, 4/18/29	21,601
97,928	Fannie Mae Grantor Trust Series 2002-T6, Class A1, 3.31%, 2/25/32	101,630
24,093	Freddie Mac, 1.93%, 6/1/28, Pool #605508(b)	24,317
208,194	Freddie Mac Series 3982, Class AJ, 3.00%, 6/15/36	218,663
565,576	Freddie Mac Series 3910, Class JB, 3.00%, 12/15/37	585,280
446,523	Freddie Mac Series 3879, Class NK, 3.00%, 5/15/39	456,983
164,064	Freddie Mac Series 3769, Class N, 3.00%, 12/15/40	171,462
90,871	Freddie Mac Series 2877, Class JD, 4.50%, 3/15/19	93,912
6,488	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	7,000
8,617	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	9,384
5,831	Freddie Mac Series 2528, Class ME, 5.25%, 5/15/30	5,883
9,678	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	10,541
11,280	Freddie Mac Series 2378, Class CB, 6.00%, 11/15/31	12,071
30,335	Freddie Mac Series 2302, Class J, 6.50%, 4/15/31	34,676
130,241	Freddie Mac Series 1443, Class I, 7.50%, 12/15/22	151,249
2,440	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	2,744
50,936	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	57,366
3,903	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	4,559
23,596	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	27,857
		4,162,143
Total Mortgage Backed Securities		11,195,018

Corporate Bonds (4.6%)
Diversified Financial Services (0.6%)
$250,000	Charles Schwab Corp., 4.95%, 6/1/14	$272,383
150,000	Springleaf Finance Corp., 6.90%, 12/15/17, MTN	116,250
		388,633
Financial Services (2.6%)
750,000	Bank of America Corp., 6.50%, 8/1/16	810,701
125,000	BP Capital Markets PLC, 3.63%, 5/8/14	132,316
100,000	Citigroup, Inc., 5.50%, 4/11/13	103,753
375,000	Citigroup, Inc., 5.85%, 7/2/13	393,162
150,000	Citigroup, Inc., 6.50%, 8/19/13	158,952
194,797	Preferred Term Securities XX, 1.00%, 3/22/38, Callable 4/10/12 @ 100(b)(c)*	59,413
121,963	Preferred Term Securities XXIII, 0.00%, 12/22/36(d)	37
263,940	Regional Diversified Funding, 1.88%, 1/25/36(b)(d)	660
		1,658,994
Insurance (0.4%)
250,000	Jackson National Life Global, 5.38%, 5/8/13(c)	260,038
Real Estate Investment Trusts (0.3%)
200,000	Arden Realty LP, 5.25%, 3/1/15 Retail (0.4%)	211,346
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	270,646
Security Brokers & Dealers (0.3%)
200,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	218,099
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(e)	35
		218,134
Total Corporate Bonds		3,007,791

Taxable Municipal Bonds (0.4%)
Illinois (0.2%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	167,403
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	107,718
Total Taxable Municipal Bonds		275,121

See notes to financial statements.

CAVANAL HILL FUNDS
 Balanced Fund

Schedule of Portfolio Investments, Concluded
February 29, 2012
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities (3.5%)
Fannie Mae:
$250,000	1.63%, 10/26/15	$258,161
250,000	3.00%, 9/26/31, Callable 9/26/12 @ 100(f)*	249,243
259,997	4.00%, 4/1/25	275,446
500,000	5.00%, 2/13/17	594,577
		1,377,427
Fannie Mae Strips:
300,000	12.14%, 11/15/16(g)	281,083
Freddie Mac:
600,000	2.50%, 1/7/14	623,962
19,338	5.00%, 6/15/28	19,405
		643,367
Total U.S. Government Agency Securities		2,301,877

U.S. Treasury Obligations (12.4%)
U.S. Treasury Bonds:
1,515,000	4.25%, 11/15/40	1,868,895
U.S. Treasury Notes:
250,000	1.00%, 10/31/16	252,265
550,000	2.00%, 11/15/21	552,750
300,000	2.13%, 2/29/16	317,437
1,125,000	2.25%, 11/30/17	1,199,268
500,000	2.75%, 2/28/18	547,344
810,000	2.75%, 2/15/19	884,419
1,000,000	3.63%, 2/15/21	1,153,984
350,000	4.50%, 11/15/15	400,231
750,000	4.50%, 2/15/16	862,852
		6,170,550
Total U.S. Treasury Obligations		8,039,445

Shares	Security Description	Value
Investment Companies (4.6%)
15,564	iShares MSCI EAFE Index Fund	$851,351
48,018	iShares MSCI Emerging Markets Index Fund	2,127,677
Total Investment Companies		2,979,028
Exchange Traded Fund (0.4%)
12,647	United States Natural Gas Fund LP	260,149
Total Exchange Traded Fund		260,149
Investments in Affiliates (6.1%)
3,931,484	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	3,931,484
Total Investments in Affiliates		3,931,484
Total Investments (Cost $58,271,859)(i)—99.7%		64,825,334
Other assets in excess of liabilities — 0.3%		205,683
Net Assets — 100.0%		$65,031,017

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2012.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 29, 2012, illiquid securities were 0.00% of the Fund’s net assets.
(e)	Issuer has defaulted on the payment of interest.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 29, 2012.
(g)	Rate represents the effective yield at purchase.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2012.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt
MTN	Medium Term Note

See notes to financial statements.

CAVANAL HILL FUNDS
 U.S. Large Cap Equity Fund

Schedule of Portfolio Investments
February 29, 2012
(Unaudited)

Shares	Security Description	Value
Common Stocks (93.6%)
Apparel Manufacturers (2.2%)
6,829	NIKE, Inc., Class B	$736,986
Auto Manufacturers (1.4%)
38,208	Ford Motor Co.	473,015
Automotive Parts (2.8%)
5,587	Advance Auto Parts, Inc.	476,962
5,490	O’Reilly Automotive, Inc.(a)	474,885
		951,847
Banking (8.1%)
6,666	Capital One Financial Corp.	337,300
26,591	Comerica, Inc.	789,487
35,543	Fifth Third Bancorp	483,740
9,117	PNC Financial Services Group	542,644
19,471	U.S. Bancorp	572,447
		2,725,618
Beverages (2.3%)
12,320	PepsiCo, Inc.	775,421
Chemicals (1.6%)
8,690	Ecolab, Inc.	521,400
Computer Software & Services (1.0%)
11,463	Oracle Corp.	335,522
Computers & Peripherals (10.0%)
1,065	Apple, Inc.(a)	577,699
86,681	Cisco Systems, Inc.	1,723,218
24,651	NetApp, Inc.(a)	1,059,993
		3,360,910
Diversified Financial Services (1.2%)
5,068	Berkshire Hathaway, Inc., Class B(a)	397,584
Diversified Manufacturing Operations (7.0%)
45,837	Corning, Inc.	597,714
9,962	Danaher Corp.	526,292
44,793	General Electric Co.	853,307
6,103	Honeywell International, Inc.	363,556
		2,340,869
Electronic Components/Instruments (2.3%)
9,386	Emerson Electric Co.	472,210
5,334	Thermo Fisher Scientific, Inc.(a)	302,011
		774,221
Financial Services (4.7%)
18,801	Discover Financial Services	564,218
7,916	T. Rowe Price Group, Inc.	487,546
4,556	Visa, Inc.	530,182
		1,581,946
Food-Miscellaneous/Diversified (1.4%)
8,748	H.J. Heinz Co.	461,107
Gas (1.2%)
4,315	Air Products & Chemicals, Inc.	389,386
Health Care (1.5%)
9,624	Express Scripts, Inc.(a)	513,248
Internet (5.1%)
15,751	eBay, Inc.(a)	562,941

Shares	Security Description	Value
Common Stocks, continued:
Internet, continued:
1,878	Google, Inc., Class A(a)	$1,161,073
		1,724,014
Machinery & Equipment (1.6%)
6,416	United Technologies Corp.	538,110
Medical Equipment & Supplies (4.4%)
8,327	Becton, Dickinson & Co.	634,684
4,429	C.R. Bard, Inc.	414,643
7,709	Stryker Corp.	413,511
		1,462,838
Metals (0.7%)
5,386	Allegheny Technologies, Inc.	236,284
Metals-Processing & Fabrication (1.4%)
18,818	Cameco Corp.	462,170
Oil & Gas Exploration, Production and Services (6.9%)
5,280	Apache Corp.	569,870
10,818	Baker Hughes, Inc.	543,929
5,088	Devon Energy Corp.	373,001
2,568	EOG Resources, Inc.	292,393
8,577	Hess Corp.	556,819
		2,336,012
Oil-Integrated Companies (1.5%)
1,937	Exxon Mobil Corp.	167,550
3,342	Occidental Petroleum Corp.	348,805
		516,355
Pharmaceuticals (3.1%)
23,269	Bristol-Myers Squibb Co.	748,564
6,710	Teva Pharmaceutical Industries Ltd. ADR	300,675
		1,049,239
Pipelines (1.4%)
16,111	The Williams Cos., Inc.	481,397
Restaurants (2.9%)
5,273	McDonald’s Corp.	523,503
6,620	Yum! Brands, Inc.	438,509
		962,012
Retail (4.4%)
36,546	Barnes & Noble, Inc.(a)	486,427
17,383	Target Corp.	985,442
		1,471,869
Savings & Loans (0.7%)
19,325	New York Community Bancorp, Inc.	251,418
Semiconductors (1.1%)
11,297	Texas Instruments, Inc.	376,755
Telecommunications-Services & Equipment (2.6%)
14,104	QUALCOMM, Inc.	876,987
Toys/Games/Hobbies (3.2%)
18,580	Hasbro, Inc.	656,246
12,816	Mattel, Inc.	415,751
		1,071,997
See notes to financial statements.

CAVANAL HILL FUNDS
 U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Concluded
February 29, 2012
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Transportation & Shipping (3.9%)
7,291	FedEx Corp.	$656,117
4,884	J.B. Hunt Transport Services, Inc.	250,110
6,071	Norfolk Southern Corp.	418,292
		1,324,519
Total Common Stocks		31,481,056

Shares	Security Description	Value
Investments in Affiliates (6.4%)
2,147,082	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	2,147,082
Total Investments in Affiliates		2,147,082

Total Investments (Cost $27,850,837)(c)—100.0%		33,628,138
Other assets in excess of liabilities — 0.0%		12,028
Net Assets — 100.0%		$33,640,166

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2012.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.

ADR	American Depositary Receipt

See notes to financial statements.

CAVANAL HILL FUNDS
 Opportunistic Fund

Schedule of Portfolio Investments
February 29, 2012
(Unaudited)

Shares	Security Description	Value
Common Stocks (62.2%)
Airlines (2.8%)
222	Allegiant Travel Co.	$11,096
Banking (0.7%)
538	TrustCo Bank Corp. NY	2,884
Banks (1.0%)
510	First South Bancorp, Inc.	2,076
239	Orrstown Financial Services, Inc.	2,067
		4,143
Commercial Services (3.0%)
135	Green Dot Corp., Class A(a)	4,311
605	Zipcar, Inc.	7,871
		12,182
Computers & Peripherals (6.5%)
790	Cisco Systems, Inc.	15,705
239	NetApp, Inc.(a)	10,277
		25,982
Consumer Services (0.9%)
62	Coinstar, Inc.(a)	3,610
Diversified Financial Services (4.8%)
1,228	Marlin Business Services Corp.	19,280
Diversified Manufacturing Operations (1.8%)
548	Corning, Inc.	7,146
Engineering & Construction (1.1%)
173	Foster Wheeler AG	4,261
Entertainment (0.9%)
203	DreamWorks Animation SKG, Inc., Class A(a)	3,504
Environmental Control (1.1%)
271	Darling International, Inc.	4,333
Financial Services (0.9%)
316	Investment Technology Group, Inc.	3,634
Food Products & Services (1.4%)
837	SUPERVALU, Inc.	5,466
Internet (0.8%)
133	Travelzoo, Inc.	3,378
Metals-Processing & Fabrication (1.4%)
229	Cameco Corp.	5,624
Oil & Gas (2.8%)
257	Suburban Propane Partners LP	11,347
Real Estate Investment Trusts (8.3%)
1,818	Campus Crest Communities, Inc.	19,253
704	Franklin Street Properties Corp.	7,258
581	Redwood Trust, Inc.	6,722
		33,233
Restaurants (6.9%)
103	Red Robin Gourmet Burgers, Inc.(a)	3,544
2,364	Sonic Corp.	19,527
158	The Cheesecake Factory, Inc.(a)	4,683
		27,754

Shares	Security Description	Value
Common Stocks, continued:
Retail (9.0%)
131	Aaron’s, Inc.	$3,660
1,025	Barnes & Noble, Inc.(a)	13,643
692	PetMed Express, Inc.	8,428
697	Staples, Inc.	10,218
		35,949
Semiconductors (0.5%)
978	Ramtron International Corp.	1,858
Telecommunications (2.0%)
128	PT Telekomunikasi Indonesia Tbk ADR	3,954
279	USA Mobility, Inc.	3,828
		7,782
Toys/Games/Hobbies (1.7%)
191	Hasbro, Inc.	6,746
Transportation & Shipping (1.9%)
535	Heartland Express, Inc.	7,741
Total Common Stocks		248,933

Convertible Preferred Stock (1.5%)
Banking & Financial Services (1.5%)
223	First Niagara Financial Group, Inc., Series B, 8.63%, Callable 2/15/17 @ 25	6,166
Total Convertible Preferred Stock		6,166

Investment Companies (13.1%)
329	ProShares UltraShort 20+ Year Treasury ETF	6,215
521	Short Russell 2000 ProShares ETF	13,999
833	UltraShort Russell 2000 ProShares ETF	26,231
167	UltraShort Semiconductor ProShares ETF	5,824
Total Investment Companies		52,269

Investments in Affiliates (24.7%)
98,724	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	98,724
Total Investments in Affiliates		98,724

Total Investments (Cost $386,084)(c)—101.5%		406,092
Liabilities in excess of other assets — (1.5)%		(5,904)
Net Assets — 100.0%		$400,188

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2012.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

See notes to financial statements.

CAVANAL HILL FUNDS

Notes to Financial Statements
February 29, 2012
(Unaudited)

1.	Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of February 29, 2012, the Trust offered shares of the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund (each individually referred to as a “Money Market Fund,” and collectively the “Money Market Funds”), the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the U.S. Large Cap Equity Fund and the Opportunistic Fund (each referred to as a “Fund,” and collectively “the Funds”). The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the U.S. Large Cap Equity Fund and the Opportunistic Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Money Market Funds are each authorized to issue an unlimited number of shares in five classes of shares: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of February 29, 2012, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund, and the Premier Shares of the Money Market Funds were not yet offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (12b-1) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

	•	Level 1 –	quoted prices in active markets for identical assets.
	•	Level 2 –	other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
	•	Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include thinly traded or illiquid securities, high-yield securities, and fixed-income securities held in amounts less than their normal unit of trading.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 29, 2012
(Unaudited)

The following is a summary categorization, as of February 29, 2012, of each Fund’s investments based on the inputs utilized in determining the value of such investments:

			Level 3 –
		Level 2 –	Significant
	Level 1 –	Other Significant	Unobservable
Fund	Quoted Prices	Observable Inputs	Inputs	Total

U.S. Treasury Fund
FDIC Guaranteed Obligations[1]	$—	$116,268,559	$—	$116,268,559
U.S. Treasury Obligations	—	726,139,597	—	726,139,597
Repurchase Agreements	—	575,622,696	—	575,622,696
Total Investments	—	1,418,030,852	—	1,418,030,852

Cash Management Fund
Commercial Paper[1]	—	214,959,832	—	214,959,832
U.S. Government Agency Securities	—	329,495,968	—	329,495,968
Repurchase Agreements	—	322,535,802	—	322,535,802
Total Investments	—	866,991,602	—	866,991,602

Tax-Free Money Market Fund
Municipal Bonds[2]	—	395,695,541	—	395,695,541
Investment Companies	18,848,584	—	—	18,848,584
Total Investments	18,848,584	395,695,541	—	414,544,125

Intermediate Tax-Free Bond Fund
Municipal Bonds[2]	—	36,381,075	—	36,381,075
Investments in Affiliates	6,169,187	—	—	6,169,187
Total Investments	6,169,187	36,381,075	—	42,550,262

Short-Term Income Fund
Asset Backed Securities	—	3,780,778	—	3,780,778
Mortgage Backed Securities[3]	—	34,348,262	—	34,348,262
Corporate Bonds[1]	—	12,247,805	—	12,247,805
Municipal Bonds[2]	—	1,384,064	—	1,384,064
U.S. Government Agency Securities	—	1,940,018	—	1,940,018
U.S. Treasury Obligations	—	28,528,415	—	28,528,415
Investments in Affiliates	9,966,427	—	—	9,966,427
Total Investments	9,966,427	82,229,342	—	92,195,769

Intermediate Bond Fund
Asset Backed Securities	—	308,077	—	308,077
Mortgage Backed Securities[3]	—	9,875,791	—	9,875,791
Corporate Bonds[1]	—	4,003,359	—	4,003,359
U.S. Government Agency Securities	—	936,942	—	936,942
U.S. Treasury Obligations	—	8,351,515	—	8,351,515
Investments in Affiliates	202,557	—	—	202,557
Total Investments	202,557	23,475,684	—	23,678,241

Bond Fund
Asset Backed Securities	—	466,770	—	466,770
Mortgage Backed Securities[3]	—	20,207,851	—	20,207,851
Corporate Bonds[1]	—	6,031,880	—	6,031,880
Taxable Municipal Bonds[2]	—	477,017	—	477,017
U.S. Government Agency Securities	—	1,276,751	—	1,276,751
U.S. Treasury Obligations	—	15,435,284	—	15,435,284
Investments in Affiliates	2,041,032	—	—	2,041,032
Total Investments	2,041,032	43,895,553	—	45,936,585

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 29, 2012
(Unaudited)

			Level 3 –
		Level 2 –	Significant
	Level 1 –	Other Significant	Unobservable
Fund	Quoted Prices	Observable Inputs	Inputs	Total

Balanced Fund
Common Stocks[1]	32,383,646	—	—	32,383,645
Asset Backed Securities	—	451,775	—	451,775
Mortgage Backed Securities[3]	—	11,195,018	—	11,195,018
Corporate Bonds[1]	—	3,007,791	—	3,007,791
Taxable Municipal Bonds[2]	—	275,121	—	275,121
U.S. Government Agency Securities	—	2,301,877	—	2,301,878
U.S. Treasury Obligations	—	8,039,445	—	8,039,445
Exchange Traded Note	260,149	—	—	260,149
Investment Companies	2,979,028	—	—	2,979,028
Investments in Affiliates	3,931,484	—	—	3,931,484
Total Investments	39,554,307	25,271,027	—	64,825,334

U.S. Large Cap Equity Fund
Common Stocks[1]	31,481,056	—	—	31,481,056
Investments in Affiliates	2,147,082	—	—	2,147,082
Total Investments	33,628,138	—	—	33,628,138

Opportunistic Fund
Common Stocks[1]	248,933	—	—	248,933
Convertible Preferred Stocks	6,166	—	—	6,166
Investment Companies	52,269	—	—	52,269
Investments in Affiliates	98,724	—	—	98,724
Total Investments	406,092	—	—	406,092

[1]	Please see the Schedule of Portfolio Investments for Industry classification.
[2]	Please see the Schedule of Portfolio Investments for State classification.
[3]	Please see the Schedule of Portfolio Investments for Mortgage Backed Securities classification.

The Funds determine significant transfers between fair value hierarchy levels based on valuations at the reporting period end. There were no significant transfers between Level 1 and 2 as of February 29, 2012, based on levels assigned to securities on August 31, 2011.

In May 2011, the FASB issued Accounting Standard Update 2011-04 (“ASU 2011-04”), “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards” (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value differences between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has determined that this will not have any impact on the Funds’ financial statements, other than enhanced disclosures.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Money Market Fund would receive if it sold the applicable security. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the U.S. Large Cap Equity Fund and the Opportunistic Fund (the “Variable Net Asset Value Funds”).

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which are valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Domestic equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 29, 2012
(Unaudited)

addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity are valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase the security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund, during the period between purchase and settlement. The Fund designates cash and/or marketable securities equal in value to commitments for when-issued securities. As of February 29, 2012, the Funds held no when-issued securities.

Restricted and Illiquid Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At February 29, 2012, the Cash Management Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, and the Balanced Fund held restricted securities representing 18.4%, 6.0%, 6.5%, 4.1%, and 1.2% of net assets, respectively. The restricted securities held as of February 29, 2012, are identified below:

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Cash Management Fund:
Nestle Capital Corp., 0.12%, 4/30/12	12/1/11	$29,985,529	$30,000,000	$29,994,250
Novartis Finance Corp., 0.08%, 3/6/12	2/29/12	29,999,625	30,000,000	29,999,688
The Coca-Cola Co., 0.17%, 7/17/12	1/17/12	9,991,406	10,000,000	9,993,483
The Coca-Cola Co., 0.18%, 4/11/12	10/24/11	14,987,250	15,000,000	14,996,925
The Procter & Gamble Co., 0.09%, 4/20/12	12/22/11	14,995,538	15,000,000	14,998,125
The Procter & Gamble Co., 0.12%, 3/27/12	10/28/11	14,992,450	15,000,000	14,998,700
Total Capital Canada Ltd., 0.05%, 3/20/12	1/12/12	14,998,583	15,000,000	14,999,604
Wal-Mart Stores, Inc., 0.06%, 3/27/12	1/30/12	8,499,193	8,500,000	8,499,632
Wal-Mart Stores, Inc., 0.09%, 4/23/12	1/31/12	21,495,539	21,500,000	21,497,151

Short-Term Income Fund:
Alesco Preferred Funding Ltd., Series 8A, Class C2, 5.73%, 12/23/35	7/24/07	1,050,849	1,086,063	54,303
Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18	6/6/07	6,406	6,402	6,637
Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37	12/14/09	652,370	665,683	691,245
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 4.94%, 6/26/37	3/30/10	836,076	851,993	840,959
I-Preferred Term Securities IV, 1.31%, 6/24/34, Continuously Callable @ 100	3/8/06	1,470,000	1,500,000	750,000
Jackson National Life Global, 5.38%, 5/8/13	7/20/09	492,395	500,000	520,075
JPMorgan Re-Remic, Series 2009-5, Class 2A1, 2.21%, 1/26/37	8/27/10	313,491	316,444	309,152
JPMorgan Re-Remic, Series 2009-7, Class 12A1, 6.25%, 1/27/37	9/2/09	312,831	325,866	331,725
JPMorgan Re-Remic, Series 2009-7, Class 2A1, 6.00%, 2/27/37	12/9/10	1,545,822	1,536,993	1,559,184
JPMorgan Re-Remic, Series 2009-7, Class 8A1, 5.48%, 1/27/47	10/1/09	267,642	278,794	285,862
Preferred Term Securities IX, 2.37%, 4/3/33, Continuously Callable @ 100	3/17/03	500,000	500,000	152,500
Preferred Term Securities V, 2.67%, 4/3/32, Continuously Callable @ 100	9/14/06	305,967	312,843	14,078
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/10	398,411	406,542	122

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 29, 2012
(Unaudited)

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value

Intermediate Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.72%, 12/23/37	11/27/07	$532,073	$679,209	$6,792
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	8/4/08	176,336	884,563	8,846
I-Preferred Term Securities, 2.63%, 12/11/32, Continuously Callable @ 100	4/9/03	502,835	500,000	200,000
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	8/27/10	500,000	500,000	509,300
Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40	6/2/06	81,541	81,541	69,904
Preferred Term Securities IX, 2.37%, 4/3/33, Continuously Callable @ 100	3/18/03	500,000	500,000	152,500
Preferred Term Securities XI, 2.16%, 9/24/33, Continuously Callable @ 100	9/12/03	511,086	511,086	132,882
Preferred Term Securities XX, 1.00%, 3/22/38, Callable 4/10/12 @ 100	12/21/07	880,319	973,987	297,066
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/10	398,411	406,542	122
Preferred Term Securities XXVI, 6.19%, 9/22/37, Callable 6/22/12 @ 100	11/8/07	961,668	1,163,368	174,505

Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.72%, 12/23/37	11/27/07	409,287	522,468	5,225
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	8/4/08	176,336	884,563	8,846
American International Group, Inc., 4.25%, 5/15/13	10/19/04	94,000	100,000	102,066
I-Preferred Term Securities, 2.63%, 12/11/32, Continuously Callable @ 100	4/9/03	502,835	500,000	200,000
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	8/27/10	750,000	750,000	763,950
JPMorgan Re-Remic, Series 2009-7, Class 12A1, 6.25%, 1/27/37	9/2/09	129,269	134,655	137,076
Preferred Term Securities IX, 2.37%, 4/3/33, Continuously Callable @ 100	3/18/03	1,000,000	1,000,000	305,000
Preferred Term Securities XI, 2.16%, 9/24/33, Continuously Callable @ 100	9/12/03	511,086	511,086	132,882
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/10	199,206	203,271	61
Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31	11/17/09	179,328	220,035	201,735

Balanced Fund:
Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 5.72%, 5/26/37	3/30/10	326,189	326,189	336,482
Jackson National Life Global, 5.38%, 5/8/13	7/20/09	246,198	250,000	260,038
JPMorgan Re-Remic, Series 2009-7, Class 5A1, 6.00%, 2/27/37	4/28/10	140,491	141,870	143,475
Preferred Term Securities XX, 1.00%, 3/22/38, Callable 4/10/12 @ 100	12/21/07	176,064	194,797	59,413
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/10	119,523	121,963	37
Regional Diversified Funding, 1.88%, 1/25/36	1/9/07	255,576	263,940	660

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the securities collateral, including the risk of a possible decline in its fair value while the Fund seeks to assert its rights.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 29, 2012
(Unaudited)

Dividends to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund and the Bond Fund. Distributions from net investment income are declared and paid quarterly for the Balanced Fund, the U.S. Large Cap Equity Fund and the Opportunistic Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed is determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discount, gain/loss, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Allocations:

Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

3.	Related Party Transactions:

Cavanal Hill Investment Management, Inc., a wholly-owned subsidiary of BOKF, NA (“BOK”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

	Annual Advisory Fee	Annual Advisory
Fund	(as a percentage of net assets)	Fee Waivers*
U.S. Treasury Fund	0.15%	0.10%
Cash Management Fund	0.15%	0.10%
Tax-Free Money Market Fund	0.15%	0.10%
Intermediate Tax-Free Bond Fund	0.55%	0.35%
Short-Term Income Fund	0.55%	0.40%
Intermediate Bond Fund	0.55%	0.35%
Bond Fund	0.55%	0.35%
Balanced Fund	0.74%	0.39%
U.S. Large Cap Equity Fund	0.69%	0.29%
Opportunistic Fund**	2.25%	0.00%

*	Contractual fee waivers are in place through December 31, 2012 and may be terminated or modified only with the approval of the Funds’ Board of Trustees.
**	The Adviser has contractually agreed to waive or assume certain expenses through December 31, 2012 so that the expenses for each Class, excluding 12b-1 fees, do not exceed 2.65%.

The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

		Annual
	Annual Administration Fee	Administration
Fund	(as a percentage of net assets)	Fee Waivers*
U.S. Treasury Fund	0.12%	0.07%
Cash Management Fund	0.12%	0.07%
Tax-Free Money Market Fund	0.12%	0.10%
Intermediate Tax-Free Bond Fund	0.20%	0.10%
Short-Term Income Fund	0.20%	0.10%
Intermediate Bond Fund	0.20%	0.10%
Bond Fund	0.20%	0.10%
Balanced Fund	0.20%	0.10%
U.S. Large Cap Equity Fund	0.20%	0.10%
Opportunistic Fund	0.20%	0.10%

* Contractual fee waivers are in place through December 31, 2012 and may be terminated or modified only with the approval of the Funds’ Board of Trustees.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 29, 2012
(Unaudited)

Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. For these services, the Funds pay Citi an annual fee based on the average daily net assets of the Trust as follows:

Asset Breakpoints:	Rate
For the first $2 billion	0.0250%
For the next $2 billion	0.0125%
Over $4 billion	0.0100%

In addition, the Administrator pays Citi for certain reporting and typesetting services. Fees paid to Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds.

BOK serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOK is also entitled to any out-of-pocket expenses incurred. For the six months ended February 29, 2012, BOK voluntarily waived $56,378, $23,061 and $3,102 of its fee received from the U.S. Treasury Fund, Cash Management Fund and Tax-Free Money Market Fund, respectively.

Citi also serves the Trust as transfer agent and fund accountant and makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). The fees for these services are covered under the Fund Accounting Agreement. For these services, the Funds pay Citi an annual fee based on the average daily net assets of the Trust as follows:

Asset Breakpoints:*	Rate
For the first $2 billion	0.0350%
For the next $2 billion	0.0275%
Over $4 billion	0.0200%

* Trust net assets exclude any Fund that commenced operations after July 1, 2011.

In addition, the Funds pay Citi out-of-pocket expenses and certain fixed-dollar fees based on the number of funds and share classes that commenced operations after July 1, 2011. The Trust is subject to an annual minimum fee equal to $67,500 per Fund.

Certain officers of the Trust are affiliated with Citi, the Adviser, the Distributor (see below) and/or BOK. These persons are paid no fees directly by the Trust for serving as officers of the Trust.

BOSC, Inc. (“BOSC” or the “Distributor”), an affiliate of the Adviser and BOK, is the Distributor of the Funds pursuant to a Distribution Agreement between the Trust and BOSC. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BOSC a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, Service and Class A Shares, and may be used by BOSC to pay banks, including BOK, broker dealers and other institutions. For the period ended February 29, 2012, BOSC, as Distributor, received $5,048 and BOK received $310,316 from the Distributor. BOSC has contractually agreed to waive 0.15% of such fee paid by the Service Shares of the Money Market Funds and 0.13% of such fee paid by the Administrative Shares of the Cash Management Fund through December 31, 2012.

The Funds have entered into shareholder servicing agreements with various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, the service organizations receive a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative, Investor, Select and Service Shares and up to 0.10% for the Class A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the period ended February 29, 2012, BOSC and BOK received net shareholder servicing fees of $4,489 and $723,003, respectively. BOSC and BOK have contractually agreed to waive 0.25%, 0.15% and 0.17% of such fees paid by the Select, Service and Institutional Shares of the Money Market Funds and 0.25%, 0.25% and 0.10% of such fees paid by the Institutional, Investor and A Shares of the Variable NAV Funds through December 31, 2012.

From time to time, fees may be reduced or reimbursed in order to assist one or more of the Funds in maintaining more competitive expense ratios. Fee reductions by the Funds’ service providers are contractual as disclosed in the Funds’ statutory prospectus. Voluntary fee reductions and waivers may also occur on an ad hoc basis. All fee waivers are not subject to recoupment in subsequent fiscal periods and voluntary fee reductions and waivers may be stopped at any time.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 29, 2012
(Unaudited)

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the period ended February 29, 2012, were as follows:

Fund	Purchases	Sales
Intermediate Tax-Free Bond Fund	$528,855	$1,529,383
Short-Term Income Fund	19,489,641	29,193,855
Intermediate Bond Fund	4,557,621	3,576,586
Bond Fund	9,548,773	7,893,120
Balanced Fund	20,019,024	21,409,911
U.S. Large Cap Equity Fund	5,807,151	15,434,925
Opportunistic Fund	482,458	224,042

Purchases and sales of long-term U.S. government securities for the year ended February 29, 2012, were as follows:

Fund	Purchases	Sales
Short-Term Income Fund	$13,974,634	$22,939,375
Intermediate Bond Fund	4,542,537	2,694,095
Bond Fund	8,775,541	6,874,978
Balanced Fund	3,744,140	2,658,646

5.	Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector or locale.

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies (“RIC”), as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

At February 29, 2012, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Tax Unrealized
	Tax Cost of	Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Securities	Appreciation	Depreciation	(Depreciation)
Intermediate Tax-Free Bond	$39,233,510	$3,316,838	$(86)	$3,316,752
Short-Term Income Fund	98,859,971	1,787,621	(8,451,823)	(6,664,202)
Intermediate Bond Fund	28,318,822	1,454,121	(6,094,702)	(4,640,581)
Bond Fund	48,750,762	2,413,648	(5,227,825)	(2,814,177)
Balanced Fund	58,640,188	8,345,545	(2,160,399)	6,185,146
U.S. Large Cap Equity Fund	28,017,797	6,287,077	(676,736)	5,610,341
Opportunistic Fund`	386,209	24,911	(5,028)	19,883

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 29, 2012
(Unaudited)

The tax characteristics of distributions paid to shareholders during the fiscal years ended August 31, 2011 and 2010 were as follows:

	Distributions Paid from:
	Net				Total
	Investment	Net Long	Total Taxable	Tax Exempt	Distributions
2011	Income	Term Gains	Distributions	Distributions	Paid*
U.S. Treasury Fund	$105,846	$9,980	115,826	$—	$115,826
Cash Management Fund	145,866	—	145,866	—	145,866
Tax-Free Money Market Fund	9,209	1,427	10,636	331,478	342,114
Intermediate Tax-Free Bond Fund	313	12,870	13,183	1,221,249	1,234,432
Short-Term Income Fund	2,397,787	—	2,397,787	—	2,397,787
Intermediate Bond Fund	895,265	—	895,265	—	895,265
Bond Fund	1,475,158	—	1,475,158	—	1,475,158
Balanced Fund	1,575,981	—	1,575,981	—	1,575,981
U.S. Large Cap Equity Fund	301,252	—	301,252	—	301,252

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

	Distributions Paid from:
	Net				Total
	Investment	Net Long	Total Taxable	Tax Exempt	Distributions
2010	Income	Term Gains	Distributions	Distributions	Paid*
U.S. Treasury Fund	$1,010,009	$—	$1,010,009	$—	$1,010,009
Cash Management Fund	1,630,987	—	1,630,987	—	1,630,987
Tax-Free Money Market Fund	9,494	1,676	11,170	667,315	678,485
Intermediate Tax-Free Bond Fund	500	20,632	21,132	1,149,985	1,171,117
Short-Term Income Fund	2,599,407	—	2,599,407	—	2,599,407
Intermediate Bond Fund	1,155,928	—	1,155,928	—	1,155,928
Bond Fund	1,516,736	—	1,516,736	—	1,516,736
Balanced Fund	1,757,394	—	1,757,394	—	1,757,394
U.S. Large Cap Equity Fund	167,964	—	167,964	—	167,964

*	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of August 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed
	Ordinary	Undistributed			Accumulated	Unrealized	Total
	Income/Tax	Long-Term	Accumulated	Distributions	Capital and	Appreciation/	Accumulated
Fund	Exempt Income	Capital Gains	Earnings	Payable*	Other Losses**	(Depreciation)***	Earnings/(Deficit)
U.S. Treasury Fund	$8,133	$—	$8,133	$(8,788)	$(1,084)	$—	$(1,739)
Cash Management Fund	6,852	—	6,852	(7,318)	(777,411)	—	(777,877)
Tax-Free Money Market Fund	4,565	1,670	6,235	(4,565)	—	—	1,670
Intermediate Tax-Free Bond Fund	67,438	218,959	286,397	(89,817)	—	2,194,900	2,391,480
Short-Term Income Fund	188,955	—	188,955	(126,468)	(18,835,173)	(9,205,115)	(27,977,801)
Intermediate Bond Fund	87,493	—	87,493	(27,820)	(5,491,204)	(6,891,968)	(12,323,499)
Bond Fund	121,688	—	121,688	(66,414)	(144,291)	(4,159,608)	(4,248,625)
Balanced Fund	277,781	—	277,781	—	(641,672)	2,857,210	2,493,319
U.S. Large Cap Equity Fund	48,844	—	48,844	—	(620,216)	1,812,037	1,240,665

*	Distributions payable may differ from that disclosed in the Statements of Assets and Liabilities because distributions are recognized when actually paid for tax purposes.
**	See below for post-October losses and capital loss carryforwards.
***

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

Under current tax laws, net capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. As of August 31, 2011, the Funds deferred post-October capital losses as follows:

Post-October
Fund	Capital Losses
U.S. Treasury Fund	$1,084
Short-Term Income Fund	32,559

CAVANAL HILL FUNDS

Notes to Financial Statements, Concluded
February 29, 2012
(Unaudited)

At August 31, 2011, the following Funds had net capital loss carryforwards to offset future net capital gains, to the extent provided by Treasury regulations:

Fund	Amount	Expires
Cash Management Fund	$3,863	2013
Cash Management Fund	19,115	2015
Cash Management Fund	96,738	2017
Cash Management Fund	107,078	2018
Cash Management Fund	550,617	2019
Short-Term Income Fund	434,657	2012
Short-Term Income Fund	1,765,022	2013
Short-Term Income Fund	1,068,319	2014
Short-Term Income Fund	37,616	2015
Short-Term Income Fund	115,480	2016
Short-Term Income Fund	11,477,199	2017
Short-Term Income Fund	3,730,873	2018
Short-Term Income Fund	173,448	2019
Intermediate Bond Fund	2,246,538	2017
Intermediate Bond Fund	3,244,666	2018
Bond Fund	144,291	2017
Balanced Fund	641,672	2018
U.S. Large Cap Equity Fund	281,385	2017
U.S. Large Cap Equity Fund	338,831	2018

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders. During the year ended August 31, 2011, Intermediate Bond Fund, Bond Fund, Balanced Fund and U.S. Large Cap Equity Fund utilized $186,464, $361,887, $3,986,951 and $1,438,244, respectively, of net capital loss carryforwards.

The Regulated Investment Company Modernization Act of 2010, (the “Act”), was signed into law on December 22, 2010. The Act makes a number of changes to the provisions in the Internal Revenue Code of 1986, as amended, relating to RICs, that will generally become effective for taxable years beginning after December 22, 2010. The Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years as short-term capital losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight-year limitation. The Act further provides that losses arising in taxable years after December 22, 2010 would be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

7.	Subsequent Events:
Management has evaluated subsequent events through the date these financial statements were issued and there are no subsequent events to report.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:		Less Dividends From:
					Distributions
	Net Asset			Dividends	from Net
	Value,	Net	Total from	from Net	Realized	Total
	Beginning of	Investment	Investment	Investment	Gains from	Dividends and
	Period	Income	Activities	Income	Investments	Distributions
U.S. Treasury Fund
Administrative Shares
Period Ended February 29, 2012^	$1.000	$—	$—	$—	$—	$—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2008	1.000	0.022	0.022	(0.022)	—	(0.022)
Year Ended August 31, 2007	1.000	0.045	0.045	(0.045)	—	(0.045)

Service Shares
Period Ended February 29, 2012^	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2008	1.000	0.025	0.025	(0.025)	—	(0.025)
Period Ended August 31, 2007(f)	1.000	0.031	0.031	(0.031)	—	(0.031)

Institutional Shares
Period Ended February 29, 2012^	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2008	1.000	0.027	0.027	(0.027)	—	(0.027)
Period Ended August 31, 2007(f)	1.000	0.033	0.033	(0.033)	—	(0.033)

Cash Management Fund
Administrative Shares
Period Ended February 29, 2012^	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.004	0.004	(0.004)	—	(0.004)
Year Ended August 31, 2008	1.000	0.030	0.030	(0.030)	—	(0.030)
Year Ended August 31, 2007	1.000	0.047	0.047	(0.047)	—	(0.047)

Service Shares
Period Ended February 29, 2012^	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2010	1.000	0.002	0.002	(0.002)	—	(0.002)
Year Ended August 31, 2009	1.000	0.006	0.006	(0.006)	—	(0.006)
Year Ended August 31, 2008	1.000	0.032	0.032	(0.032)	—	(0.032)
Period Ended August 31, 2007(f)	1.000	0.033	0.033	(0.033)	—	(0.033)

Institutional Shares
Period Ended February 29, 2012^	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.002	0.002	(0.002)	—	(0.002)
Year Ended August 31, 2009	1.000	0.007	0.007	(0.007)	—	(0.007)
Year Ended August 31, 2008	1.000	0.033	0.033	(0.033)	—	(0.033)
Period Ended August 31, 2007(f)	1.000	0.034	0.034	(0.034)	—	(0.034)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	During the period, the Funds received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statements of operations as other income to the Funds. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Administrative, Service and Institutional Shares would have been 0.01%, 0.01%, 0.01% and 0.05%, 0.05%, 0.05%, respectively, for U.S. Treasury Fund; and for Cash Management Fund they would have been 0.01%, 0.02%, 0.12% and 0.02%, 0.09%, 0.13%, respectively.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data:(b)
						Ratio of Net
Net Asset				Ratio of Net		Investment Income		Ratio of Gross
Value, End	Total		Net Assets End	Expenses to		to Average Net		Expenses to Average
of Period	Return (a)		of Period (000s)	Average Net Assets		Assets		Net Assets (c)
$1.000	0.00%		$1,121,503	0.07%		0.00%		0.86%
1.000	0.01%		825,388	0.15%		0.01%		0.87%
1.000	0.13	%(d)	526,943	0.20%		0.09	%(d)	0.85%
1.000	0.07%		504,418	0.29%		0.08%		0.88%
1.000	2.25%		815,800	0.71%		2.30%		0.88%
1.000	4.58%		1,055,890	0.68	%(e)	4.50%		0.94%

1.000	0.00%		42,530	0.07%		0.00%		0.86%
1.000	0.01%		33,292	0.16%		0.01%		0.87%
1.000	0.13	%(d)	40,385	0.20%		0.08	%(d)	0.86%
1.000	0.10%		107,700	0.26%		0.12%		0.89%
1.000	2.55%		223,977	0.41%		2.12%		0.88%
1.000	3.14%		39,064	0.42	%(e)	4.70%		0.98%

1.000	0.00%		180,846	0.07%		0.00%		0.61%
1.000	0.01%		178,898	0.16%		0.01%		0.62%
1.000	0.14	%(d)	200,536	0.20%		0.09	%(d)	0.61%
1.000	0.12%		320,914	0.24%		0.14%		0.63%
1.000	2.70%		538,527	0.27%		2.62%		0.63%
1.000	3.29%		465,737	0.27	%(e)	4.85%		0.68%

1.000	0.00%		427,190	0.10%		0.01%		0.87%
1.000	0.01%		436,984	0.24%		0.01%		0.87%
1.000	0.11	%(d)	462,414	0.39%		0.08	%(d)	0.86%
1.000	0.39%		649,605	0.62%		0.38%		0.92%
1.000	3.06%		805,345	0.58%		3.05%		0.89%
1.000	4.84%		756,515	0.57	%(e)	4.74%		0.96%

1.000	0.00%		4	0.10%		0.01%		0.87%
1.000	0.01%		9,092	0.30%		0.01%		0.87%
1.000	0.17	%(d)	11,884	0.32%		0.36	%(d)	0.84%
1.000	0.56%		3,276	0.46%		0.77%		0.93%
1.000	3.23%		9,486	0.42%		3.03%		0.89%
1.000	3.31%		7,593	0.49	%(e)	4.81%		1.11%

1.000	0.00%		439,916	0.10%		0.01%		0.62%
1.000	0.02%		424,264	0.23%		0.02%		0.62%
1.000	0.22	%(d)	446,334	0.27%		0.20	%(d)	0.61%
1.000	0.69%		416,940	0.32%		0.74%		0.67%
1.000	3.38%		674,905	0.27%		3.21%		0.64%
1.000	3.40%		458,168	0.27	%(e)	5.02%		0.68%

(e)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred, the ratios of net expenses to average net assets would have been 0.75%, 0.51% and 0.37% for Administrative, Service and Institutional Shares, respectively, of U.S. Treasury Fund; and 0.63%, 0.64% and 0.33% for Administrative, Service and Institutional Shares, respectively, of Cash Management Fund.
(f)	For the period January 2, 2007 (commencement of operations) through August 31, 2007.
Amounts designated as “ – ” are $0 or have been rounded to $0.
^ Unaudited.

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:		Less Dividends From:
					Distributions
				Dividends	from Net
	Net Asset Value,	Net	Total from	from Net	Realized	Total
	Beginning of	Investment	Investment	Investment	Gains from	Dividends and
	Period	Income	Activities	Income	Investments	Distributions
Tax-Free Money Market Fund
Administrative Shares
Period Ended February 29, 2012^	$1.000	$—	$—	$—	$—	$—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	—	—	—	—	—
Year Ended August 31, 2009	1.000	0.007	0.007	(0.007)	—	(0.007)
Year Ended August 31, 2008	1.000	0.020	0.020	(0.020)	—	(0.020)
Period Ended August 31, 2007(d)	1.000	0.019	0.019	(0.019)	—	(0.019)

Service Shares
Period Ended February 29, 2012^	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	—	—	—	—	—
Year Ended August 31, 2009	1.000	0.009	0.009	(0.009)	—	(0.009)
Year Ended August 31, 2008	1.000	0.024	0.024	(0.024)	—	(0.024)
Period Ended August 31, 2007(d)	1.000	0.022	0.022	(0.022)	—	(0.022)

Institutional Shares
Period Ended February 29, 2012^	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.010	0.010	(0.010)	—	(0.010)
Year Ended August 31, 2008	1.000	0.024	0.024	(0.024)	—	(0.024)
Period Ended August 31, 2007(d)	1.000	0.022	0.022	(0.022)	—	(0.022)

Select Shares
Period Ended February 29, 2012^	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.011	0.011	(0.011)	—	(0.011)
Year Ended August 31, 2008	1.000	0.025	0.025	(0.025)	—	(0.025)
Year Ended August 31, 2007	1.000	0.035	0.035	(0.035)	—	(0.035)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	For the period January 2, 2007 (commencement of operations) through August 31, 2007.
(e)	During the period, the Board of Trustees and the Advisor agreed to a settlement in regards to the subject of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred, the ratios of net expenses to average net assets would have been 0.72%, 0.39%, 0.27% and 0.26% for Administrative, Service, Institutional and Select Shares, respectively, of Tax-Free Money Market Fund, respectively.
Amounts designated as “—” are $0 or have been rounded to $0.
^ Unaudited.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
					Ratio of Net
			Ratio of Net		Investment	Ratio of Gross
Net Asset			Expenses to		Income (loss)	Expenses to
Value, End	Total	Net Assets End	Average Net		to average net	Average Net
of Period	Return (a)	of Period (000s)	Assets		assets	Assets (c)
$1.000	0.01%	$14,985	0.15%		0.01%	0.87%
1.000	0.01%	6,303	0.26%		0.05%	0.94%
1.000	0.01%	17,051	0.27%		0.07%	0.89%
1.000	0.67%	71,197	0.64%		0.26%	0.93%
1.000	2.04%	6,659	0.68%		1.99%	0.93%
1.000	1.92%	4,655	0.26	%(e)	3.39%	1.20%

1.000	0.00%	10	0.08%		0.15%	0.74%
1.000	0.00%	1	0.28%		0.09%	0.94%
1.000	0.00%	1	0.47%		0.00%	0.64%
1.000	0.91%	1	0.47%		0.80%	0.76%
1.000	2.40%	1	0.18%		2.37%	1.13%
1.000	2.18%	1	0.38	%(e)	3.34%	0.91%

1.000	0.01%	16,426	0.16%		0.02%	0.63%
1.000	0.03%	19,734	0.24%		0.07%	0.68%
1.000	0.06%	39,568	0.25%		0.09%	0.65%
1.000	1.04%	37,267	0.28%		0.92%	0.70%
1.000	2.47%	36,548	0.26%		2.25%	0.68%
1.000	2.28%	12,423	0.18	%(e)	3.53%	0.72%

1.000	0.01%	383,384	0.14%		0.02%	0.63%
1.000	0.09%	325,261	0.18%		0.13%	0.68%
1.000	0.14%	364,453	0.15%		0.18%	0.65%
1.000	1.12%	471,079	0.20%		1.08%	0.70%
1.000	2.56%	540,457	0.18%		2.44%	0.68%
1.000	3.52%	333,902	0.18	%(e)	3.46%	0.68%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:				Less Dividends From:
				Net Realized
				and			Distributions
				Unrealized		Dividends	from Net
	Net Asset Value,	Net		Gains	Total from	from Net	Realized	Total
	Beginning of	Investment		(Losses) on	Investment	Investment	Gains from	Dividends and
	Period	Income		Investments	Activities	Income	Investments	Distributions
Intermediate Tax-Free Bond Fund
Investor Shares
Period Ended February 29, 2012^	$11.38	$0.15		$0.32	$0.47	$(0.15)	$(0.06)	$(0.21)
Year Ended August 31, 2011	11.48	0.33		(0.10)	0.23	(0.33)	—	(0.33)
Year Ended August 31, 2010	10.96	0.32		0.53	0.85	(0.32)	(0.01)	(0.33)
Year Ended August 31, 2009	10.66	0.33	(f)	0.31	0.64	(0.33)	(0.01)	(0.34)
Year Ended August 31, 2008	10.48	0.40		0.13	0.53	(0.35)	—	(0.35)
Year Ended August 31, 2007	10.59	0.35		(0.07)	0.28	(0.38)	(0.01)	(0.39)

Institutional Shares
Period Ended February 29, 2012^	11.39	0.16		0.32	0.48	(0.16)	(0.06)	(0.22)
Year Ended August 31, 2011	11.49	0.35		(0.10)	0.25	(0.35)	—	(0.35)
Year Ended August 31, 2010	10.97	0.35		0.53	0.88	(0.35)	(0.01)	(0.36)
Year Ended August 31, 2009	10.67	0.36	(f)	0.31	0.67	(0.36)	(0.01)	(0.37)
Year Ended August 31, 2008	10.48	0.42		0.15	0.57	(0.38)	—	(0.38)
Year Ended August 31, 2007	10.59	0.38		(0.07)	0.31	(0.41)	(0.01)	(0.42)

Class A Shares
Period Ended February 29, 2012^	11.39	0.15		0.32	0.47	(0.15)	(0.06)	(0.21)
Period Ended August 31, 2011(i)	11.07	0.11		0.32	0.43	(0.11)	—	(0.11)

Short-Term Income Fund
Investor Shares
Period Ended February 29, 2012^	9.42	0.06		0.05	0.11	(0.12)	—	(0.12)
Year Ended August 31, 2011	9.27	0.25		0.16	0.41	(0.26)	—	(0.26)
Year Ended August 31, 2010	8.61	0.42		0.63	1.05	(0.39)	—	(0.39)
Year Ended August 31, 2009	9.36	0.50	(f)	(0.78)	(0.28)	(0.45)	(0.02)	(0.47)
Year Ended August 31, 2008	10.15	0.50	(f)	(0.78)	(0.28)	(0.48)	(0.03)	(0.51)
Year Ended August 31, 2007	10.16	0.48		0.02	0.50	(0.45)	(0.06)	(0.51)

Institutional Shares
Period Ended February 29, 2012^	9.42	0.07		0.05	0.12	(0.13)	—	(0.13)
Year Ended August 31, 2011	9.27	0.28		0.16	0.44	(0.29)	—	(0.29)
Year Ended August 31, 2010	8.61	0.46		0.62	1.08	(0.42)	—	(0.42)
Year Ended August 31, 2009	9.36	0.52	(f)	(0.78)	(0.26)	(0.47)	(0.02)	(0.49)
Year Ended August 31, 2008	10.14	0.52	(f)	(0.77)	(0.25)	(0.50)	(0.03)	(0.53)
Year Ended August 31, 2007	10.15	0.52		0.01	0.53	(0.48)	(0.06)	(0.54)

Class A Shares
Period Ended February 29, 2012^	9.42	0.06		0.05	0.11	(0.12)	—	(0.12)
Period Ended August 31, 2011(i)	9.40	0.07		0.03	0.10	(0.08)	—	(0.08)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	During the period, the Funds received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statements of operations as other income to the Funds. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 2.87%, 3.14%, and 7.83%, 8.11%, respectively, for Intermediate Tax-Free Bond Fund; and for Short-Term Income Fund they would have been 4.66%, 4.94% and 12.26%, 12.58%, respectively.
(f)	Calculated using average shares.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data:(b)
						Ratio of Net		Ratio of
				Ratio of Net		Investment		Gross
Net Asset	Total Return		Net Assets	Expenses to		Income to		Expenses to
Value, End	(Excludes Sales		End of	Average Net		Average Net		Average Net	Portfolio
of Period	Charge) (a)		Period (000s)	Assets		Assets		Assets (c)	Turnover (d)
$11.64	4.14%		$2,788	0.74%		2.55%		1.42%	1%
11.38	2.14%		2,897	0.85%		2.94%		1.54%	11%
11.48	7.92	%(e)	3,250	0.78%		2.96	%(e)	1.46%	12%
10.96	6.16%		2,848	0.83%		3.08%		1.53%	7%
10.66	5.18	%(g)	3,061	0.43	%(g)	3.84	%(g)	1.54%	7%
10.48	2.64%		3,337	0.79	%(h)	3.23%		1.46%	15%

11.65	4.27%		39,997	0.47%		2.81%		1.17%	1%
11.39	2.38%		37,464	0.50%		3.19%		1.20%	11%
11.49	8.20	%(e)	34,484	0.51%		3.23	%(e)	1.21%	12%
10.97	6.42%		29,956	0.58%		3.35%		1.28%	7%
10.67	5.54	%(g)	13,178	0.18	%(g)	3.95	%(g)	1.29%	7%
10.48	2.93%		17,078	0.54	%(h)	3.59%		1.22%	15%

11.65	4.15%		11	0.72%		2.57%		1.27%	1%
11.39	3.90%		10	0.75%		2.94%		1.32%	11%

9.41	1.16%		22,306	0.71%		1.44%		1.44%	23%
9.42	4.48%		27,135	0.73%		2.70%		1.47%	36%
9.27	12.47	%(e)	25,733	0.78%		4.86	%(e)	1.47%	46%
8.61	(2.71)%		15,880	0.86%		5.94%		1.61%	10%
9.36	(2.96)%		54,053	0.73%		4.92%		1.48%	48%
10.15	4.92%		94,561	0.69	%(h)	4.58%		1.41%	51%

9.41	1.30%		70,351	0.44%		1.72%		1.19%	23%
9.42	4.75%		67,116	0.47%		2.90%		1.22%	36%
9.27	12.79	%(e)	45,921	0.47%		5.17	%(e)	1.22%	46%
8.61	(2.44)%		30,468	0.60%		6.16%		1.35%	10%
9.36	(2.61)%		145,184	0.48%		5.24%		1.23%	48%
10.14	5.32%		121,232	0.43	%(h)	4.84%		1.16%	51%

9.41	1.18%		10	0.69%		1.46%		1.30%	23%
9.42	1.04%		10	0.71%		2.11%		1.32%	36%

(g)	During the period, the Sub-Administrator made a voluntary reimbursement to Intermediate Tax-Free Bond Fund. Absent this reimbursement, the total return, net expense ratio and net investment income ratio for the year ending August 31, 2008 would have been approximately 4.79%, 0.84% and 3.43%, respectively, for Investor Shares and 5.15%, 0.59% and 3.54%, respectively, for Institutional Shares.
(h)	During the period, the Board of Trustees and the Adviser agreed to a settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred, the ratios of net expenses to average net assets would have been 0.85% and 0.60% for Investor and Institutional Shares, respectively, of Intermediate Tax-Free Bond Fund; and 0.75% and 0.49% for Investor and Institutional Shares of Short-Term Income Fund, respectively.
(i)	For the period May 2, 2011 (commencement of operations) through August 31, 2011.
Amounts designated as “—” are $0 or have been rounded to $0.
^ Unaudited.

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:				Less Dividends From:
				Net Realized
				and			Distributions
				Unrealized		Dividends	from Net
	Net Asset Value,	Net		Gains	Total from	from Net	Realized	Total
	Beginning of	Investment		(Losses) on	Investment	Investment	Gains from	Dividends and
	Period	Income		Investments	Activities	Income	Investments	Distributions
Intermediate Bond Fund
Investor Shares
Period Ended February 29, 2012^	$9.69	$0.01		$0.14	$0.15	$(0.15)	$—	$(0.15)
Year Ended August 31, 2011	9.36	0.44		0.27	0.71	(0.38)	—	(0.38)
Year Ended August 31, 2010	8.45	0.55	(f)	0.85	1.40	(0.49)	—	(0.49)
Year Ended August 31, 2009	9.49	0.51	(f)	(0.94)	(0.43)	(0.47)	(0.14)	(0.61)
Year Ended August 31, 2008	10.26	0.50		(0.80)	(0.30)	(0.47)	—	(0.47)
Year Ended August 31, 2007	10.23	0.46		0.05	0.51	(0.45)	(0.03)	(0.48)

Institutional Shares
Period Ended February 29, 2012^	9.70	0.04		0.13	0.17	(0.17)	—	(0.17)
Year Ended August 31, 2011	9.38	0.47		0.26	0.73	(0.41)	—	(0.41)
Year Ended August 31, 2010	8.46	0.57	(f)	0.86	1.43	(0.51)	—	(0.51)
Year Ended August 31, 2009	9.50	0.54	(f)	(0.94)	(0.40)	(0.50)	(0.14)	(0.64)
Year Ended August 31, 2008	10.26	0.54		(0.80)	(0.26)	(0.50)	—	(0.50)
Year Ended August 31, 2007	10.24	0.49		0.04	0.53	(0.48)	(0.03)	(0.51)

Class A Shares
Period Ended February 29, 2012^	9.70	0.02		0.12	0.14	(0.15)	—	(0.15)
Period Ended August 31, 2011(h)	9.62	0.13		0.06	0.19	(0.11)	—	(0.11)

Bond Fund
Investor Shares
Period Ended February 29, 2012^	9.26	0.13		0.15	0.28	(0.17)	(0.02)	(0.19)
Year Ended August 31, 2011	8.95	0.37		0.28	0.65	(0.34)	—	(0.34)
Year Ended August 31, 2010	8.18	0.50		0.74	1.24	(0.47)	—	(0.47)
Year Ended August 31, 2009	8.63	0.46	(f)	(0.40)	0.06	(0.46)	(0.05)	(0.51)
Year Ended August 31, 2008	9.29	0.47		(0.68)	(0.21)	(0.45)	—	(0.45)
Year Ended August 31, 2007	9.32	0.45		(0.01)	0.44	(0.44)	(0.03)	(0.47)

Institutional Shares
Period Ended February 29, 2012^	9.25	0.15		0.14	0.29	(0.18)	(0.02)	(0.20)
Year Ended August 31, 2011	8.95	0.40		0.27	0.67	(0.37)	—	(0.37)
Year Ended August 31, 2010	8.18	0.51		0.75	1.26	(0.49)	—	(0.49)
Year Ended August 31, 2009	8.63	0.48	(f)	(0.40)	0.08	(0.48)	(0.05)	(0.53)
Year Ended August 31, 2008	9.28	0.49		(0.67)	(0.18)	(0.47)	—	(0.47)
Year Ended August 31, 2007	9.32	0.46		(0.01)	0.45	(0.46)	(0.03)	(0.49)

Class A Shares
Period Ended February 29, 2012^	9.26	0.13		0.15	0.28	(0.17)	(0.02)	(0.19)
Period Ended August 31, 2011(h)	9.07	0.12		0.18	0.30	(0.11)	—	(0.11)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	During the period, the Funds received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statements of operations as other income to the Funds. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 5.70%, 5.96%, and 16.59%, 17.00%, respectively, for Intermediate Bond Fund; and for Bond Fund they would have been 5.64%, 5.81% and 15.35%, 15.64%, respectively.
(f)	Calculated using average shares.
(g)	During the period, the Board of Trustees and the Adviser agreed to a settlement in regard to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred, the ratios of net expenses to average net assets would have been 0.79% and 0.54% for Investor and Institutional Shares, respectively, of Intermediate Bond Fund; and 0.83% and 0.59% for Investor and Institutional Shares, respectively, of Bond Fund.
(h)	For the period May 2, 2011 (commencement of operations) through August 31, 2011.
Amounts designated as “—” are $0 or have been rounded to $0.
^ Unaudited.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data:(b)
						Ratio of Net		Ratio of
	Total Return			Ratio of Net		Investment		Gross
Net Asset	(Excludes		Net Assets	Expenses to		Income to		Expenses to
Value, End	Sales		End of	Average Net		Average Net		Average Net	Portfolio
of Period	Charge) (a)		Period (000s)	Assets		Assets		Assets (c)	Turnover (d)
$9.69	1.61%		$13,526	0.90%		0.07%		1.59%	16%
9.69	7.72%		13,166	0.89%		4.65%		1.59%	28%
9.36	17.08	%(e)	12,554	0.85%		6.17	%(e)	1.54%	22%
8.45	(4.15)%		10,188	0.89%		6.14%		1.59%	21%
9.49	(3.05)%		30,688	0.79%		4.91%		1.48%	36%
10.26	5.02%		29,869	0.73	%(g)	4.57%		1.41%	31%

9.70	1.75%		10,290	0.63%		0.39%		1.34%	16%
9.70	7.88%		10,370	0.64%		4.91%		1.34%	28%
9.38	17.48	%(e)	9,165	0.58%		6.37	%(e)	1.28%	22%
8.46	(3.89)%		10,675	0.62%		6.36%		1.32%	21%
9.50	(2.70)%		46,853	0.53%		5.17%		1.23%	36%
10.26	5.33%		69,584	0.48	%(g)	4.82%		1.15%	31%

9.69	1.51%		10	0.90%		0.17%		1.47%	16%
9.70	1.99%		10	0.91%		4.07%		1.48%	28%

9.35	2.97%		10,470	0.77%		2.77%		1.47%	19%
9.26	7.47%		10,592	0.82%		4.17%		1.51%	36%
8.95	15.56	%(e)	8,316	0.83%		5.82	%(e)	1.53%	35%
8.18	1.17%		10,182	0.91%		5.84%		1.61%	24%
8.63	(2.47)%		20,684	0.79%		4.99%		1.48%	26%
9.29	4.84%		23,460	0.77	%(g)	4.80%		1.44%	26%

9.34	3.10%		35,049	0.52%		3.03%		1.22%	19%
9.25	7.62%		30,796	0.56%		4.42%		1.26%	36%
8.95	15.85	%(e)	24,885	0.55%		6.04	%(e)	1.25%	35%
8.18	1.44%		16,817	0.65%		6.12%		1.35%	24%
8.63	(2.11)%		35,232	0.53%		5.29%		1.23%	26%
9.28	5.03%		42,574	0.51	%(g)	5.06%		1.21%	26%

9.35	2.97%		11	0.77%		2.77%		1.33%	19%
9.26	3.29%		10	0.81%		3.77%		1.38%	36%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:			Less Dividends From:
						Distributions
			Net Realized		Dividends	from Net
	Net Asset Value,	Net	and Unrealized	Total from	from Net	Realized	Total
	Beginning of	Investment	Gains (Losses)	Investment	Investment	Gains from	Dividends and
	Period	Income	on Investments	Activities	Income	Investments	Distributions
Balanced Fund
Investor Shares
Period Ended February 29, 2012^	$11.96	$0.13	$0.79	$0.92	$(0.15)	$—	$(0.15)
Year Ended August 31, 2011	10.88	0.28	1.08	1.36	(0.28)	—	(0.28)
Year Ended August 31, 2010	10.30	0.29	0.60	0.89	(0.31)	—	(0.31)
Year Ended August 31, 2009	11.50	0.26(f)	(1.24)	(0.98)	(0.22)	—	(0.22)
Year Ended August 31, 2008	13.49	0.35	(1.13)	(0.78)	(0.32)	(0.89)	(1.21)
Year Ended August 31, 2007	13.81	0.29	1.09	1.38	(0.28)	(1.42)	(1.70)

Institutional Shares
Period Ended February 29, 2012^	11.99	0.15	0.78	0.93	(0.16)	—	(0.16)
Year Ended August 31, 2011	10.91	0.31	1.08	1.39	(0.31)	—	(0.31)
Year Ended August 31, 2010	10.32	0.32	0.60	0.92	(0.33)	—	(0.33)
Year Ended August 31, 2009	11.51	0.28(f)	(1.24)	(0.96)	(0.23)	—	(0.23)
Year Ended August 31, 2008	13.49	0.37	(1.12)	(0.75)	(0.34)	(0.89)	(1.23)
Year Ended August 31, 2007	13.82	0.33	1.08	1.41	(0.32)	(1.42)	(1.74)

Class A Shares
Period Ended February 29, 2012^	11.96	0.13	0.78	0.91	(0.15)	—	(0.15)
Period Ended August 31, 2011(h)	12.67	0.10	(0.73)	(0.63)	(0.08)	—	(0.08)

U.S. Large Cap Equity Fund
Investor Shares
Period Ended February 29, 2012^	10.49	0.04	1.27	1.31	(0.04)	—	(0.04)
Year Ended August 31, 2011	9.47	0.03	1.05	1.08	(0.06)	—	(0.06)
Year Ended August 31, 2010	9.18	0.07(f)	0.26	0.33	(0.04)	—	(0.04)
Year Ended August 31, 2009	11.26	0.07	(2.09)	(2.02)	(0.06)	—	(0.06)
Year Ended August 31, 2008	11.63	0.03	(0.36)	(0.33)	(0.04)	—	(0.04)
Year Ended August 31, 2007	10.13	0.03	1.50	1.53	(0.03)	—	(0.03)

Institutional Shares
Period Ended February 29, 2012^	10.54	0.06	1.26	1.32	(0.05)	—	(0.05)
Year Ended August 31, 2011	9.51	0.06	1.06	1.12	(0.09)	—	(0.09)
Year Ended August 31, 2010	9.22	0.10	0.26	0.36	(0.07)	—	(0.07)
Year Ended August 31, 2009	11.31	0.09(f)	(2.10)	(2.01)	(0.08)	—	(0.08)
Year Ended August 31, 2008	11.66	0.04	(0.34)	(0.30)	(0.05)	—	(0.05)
Year Ended August 31, 2007	10.15	0.06	1.49	1.55	(0.04)	—	(0.04)

Class A Shares
Period Ended February 29, 2012^	10.50	0.04	1.26	1.30	(0.04)	—	(0.04)
Period Ended August 31, 2011(h)	11.83	0.02	(1.34)	(1.32)	(0.01)	—	(0.01)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)

During the period, the Funds received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statements of operations as other income to the Funds. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 2.55%, 2.80%, and 8.59%, 8.89%, respectively, for Balanced Fund; and for U.S. Large Cap Equity Fund they would have been 0.45%, 0.70% and 3.33%, 3.54%, respectively.

(f)	Calculated using average shares.
(g)

During the period, the Board of Trustees and the Adviser agreed to a settlement in regard to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.95% and 0.71% for Investor and Institutional Shares of Balanced Fund; and 1.07% and 0.82% for Investor and Institutional Shares, respectively, of U.S. Large Cap Equity Fund.

(h)	For the period May 2, 2011 (commencement of operations) through August 31, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.
^ Unaudited.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data:(b)
	Total			Ratio of Net
	Return			Ratio of Net		Investment		Ratio of Gross
Net Asset	(Excludes		Net Assets	Expenses to		Income to		Expenses to
Value, End	Sales		End of Period	Average Net		Average Net		Average Net	Portfolio
of Period	Charge) (a)		(000s)	Assets		Assets		Assets (c)	Turnover (d)
$12.73	7.76%		$17,940	0.89%		2.12%		1.63%	34%
11.96	12.49%		16,451	0.89%		2.27%		1.63%	86%
10.88	8.70	%(e)	16,473	0.90%		2.66	%(e)	1.64%	81%
10.30	(8.21)%		15,203	0.97%		2.77%		1.71%	88%
11.50	(6.42)%		16,687	0.93%		2.58%		1.66%	102%
13.49	10.40%		23,858	0.90	%(g)	2.14%		1.60%	130%

12.76	7.87%		47,080	0.64%		2.37%		1.38%	34%
11.99	12.73%		45,113	0.64%		2.52%		1.38%	86%
10.91	9.00	%(e)	41,545	0.65%		2.91	%(e)	1.39%	81%
10.32	(7.98)%		40,062	0.72%		3.03%		1.46%	88%
11.51	(6.19)%		46,596	0.67%		2.85%		1.41%	102%
13.49	10.71%		60,995	0.65	%(g)	2.38%		1.36%	130%

12.72	7.76%		10	0.90%		2.09%		1.51%	34%
11.96	5.10%		9	0.86%		2.38%		1.49%	86%

11.76	12.51%		2,183	0.93%		0.66%		1.57%	18%
10.49	11.39%		1,957	0.94%		0.33%		1.58%	72%
9.47	3.63	%(e)	1,610	0.99%		0.74	%(e)	1.61%	45%
9.18	(17.85)%		1,480	1.17%		0.87%		1.80%	47%
11.26	(2.87)%		1,879	1.10%		0.15%		1.73%	40%
11.63	15.08%		2,232	1.01	%(g)	0.21%		1.62%	36%

11.81	12.57%		31,448	0.68%		0.91%		1.32%	18%
10.54	11.73%		35,655	0.69%		0.59%		1.33%	72%
9.51	3.84	%(e)	29,405	0.71%		1.06	%(e)	1.35%	45%
9.22	(17.64)%		17,213	0.91%		1.09%		1.55%	47%
11.31	(2.54)%		9,991	0.84%		0.41%		1.48%	40%
11.66	15.30%		10,717	0.76	%(g)	0.46%		1.37%	36%

11.76	12.51%		10	0.92%		0.67%		1.41%	18%
10.50	(11.23)%		9	0.94%		0.56%		1.44%	72%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:			Less Dividends From:
					Distributions
		Net	Net Realized		from Net
	Net Asset Value,	Investment	and Unrealized	Total from	Realized	Total
	Beginning of	Income	Gains (Losses)	Investment	Gains from	Dividends and
	Period	(Loss)	on Investments	Activities	Investments	Distributions
Opportunistic Fund
Investor Shares
Period Ended February 29, 2012(e)^	$10.00	$(0.04)	$1.53	$1.49	$(0.09)	$(0.09)
Institutional Shares
Period Ended February 29, 2012(e)^	10.00	(0.04)	1.54	1.50	(0.09)	(0.09)
Class A Shares
Period Ended February 29, 2012(e)^	10.00	(0.05)	1.53	1.48	(0.09)	(0.09)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	For the period September 1, 2011 (commencement of operations) through February 29, 2012.

Amounts designated as “—” are $0 or have been rounded to $0.
^ Unaudited.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
	Total		Ratio of Net
	Return		Ratio of Net	Investment	Ratio of Gross
Net Asset	(Excludes	Net Assets	Expenses to	Income to	Expenses to
Value, End	Sales	End of Period	Average Net	Average Net	Average Net	Portfolio
of Period	Charge) (a)	(000s)	Assets	Assets	Assets (c)	Turnover (d)
$11.40	15.07%	$41	2.90%	(1.78)%	5.98%	111%

11.41	15.17%	192	2.65%	(1.16)%	5.73%	111%

11.39	14.97%	167	2.90%	(1.34)%	5.82%	111%

See notes to financial statements.

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited)
February 29, 2012

U.S. Treasury Fund:
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	54.0%
Repurchase Agreements	42.8%
FDIC Guaranteed Obligations	8.6%
Liabilities in excess of other assets	(5.4)%
Total	100.0%

Cash Management Fund:
Percentage of
Security Allocation	Net Assets
U.S. Government Agency Securities	38.0%
Repurchase Agreements	37.2%
Commercial Paper	24.8%
Other assets in excess of liabilities	0.0%
Total	100.0%

Tax-Free Money Market Fund:
Percentage of
Security Allocation	Net Assets
Municipal Bonds	84.7%
Commercial Paper	5.8%
Fixed Rate Municipal Bonds	4.9%
Investment Companies	4.5%
Other assets in excess of liabilities	0.1%
Total	100.0%

Intermediate Tax-Free Bond Fund:
Percentage of
Security Allocation	Net Assets
Municipal Bonds	85.0%
Investments in Affiliates	14.4%
Other assets in excess of liabilities	0.6%
Total	100.0%

Short-Term Income Fund:
Percentage of
Security Allocation	Net Assets
Mortgage Backed Securities	37.1%
U.S. Treasury Obligations	30.8%
Corporate Bonds	13.2%
Investments in Affiliates	10.7%
Asset Backed Securities	4.1%
U.S. Government Agency Securities	2.1%
Municipal Bonds	1.5%
Other assets in excess of liabilities	0.5%
Total	100.0%

Intermediate Bond Fund:
Percentage of
Security Allocation	Net Assets
Mortgage Backed Securities	41.4%
U.S. Treasury Obligations	35.1%
Corporate Bonds	16.8%
U.S. Government Agency Securities	3.9%
Asset Backed Securities	1.3%
Investments in Affiliates	0.9%
Other assets in excess of liabilities	0.6%
Total	100.0%

Bond Fund:
Percentage of
Security Allocation	Net Assets
Mortgage Backed Securities	44.4%
U.S. Treasury Obligations	33.9%
Corporate Bonds	13.3%
Investments in Affiliates	4.5%
U.S. Government Agency Securities	2.8%
Taxable Municipal Bonds	1.0%
Asset Backed Securities	1.0%
Liabilities in excess of other assets	(0.9)%
Total	100.0%

Balanced Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	49.8%
Mortgage Backed Securities	17.2%
U.S. Treasury Obligations	12.4%
Investments in Affiliates	6.1%
Corporate Bonds	4.6%
Investment Companies	4.6%
U.S. Government Agency Securities	3.5%
Asset Backed Securities	0.7%
Taxable Municipal Bonds	0.4%
Exchange Traded Fund	0.4%
Other assets in excess of liabilities	0.3%
Total	100.0%

U.S. Large Cap Equity Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	93.6%
Investments in Affiliates	6.4%
Other assets in excess of liabilities	0.0%
Total	100.0%

Opportunistic Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	62.2%
Investments in Affiliates	24.7%
Investment Companies	13.1%
Convertible Preferred Stocks	1.5%
Liabilities in excess of other assets	(1.5)%
Total	100.0%

CAVANAL HILL FUNDS

Additional Fund Information, Continued (Unaudited)
February 29, 2012

As a shareholder of the Cavanal Hill Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cavanal Hill Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 through February 29, 2012.

Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period*
	9/1/11	2/29/12	9/1/11 - 2/29/12	9/1/11 - 2/29/12
U.S. Treasury Fund[1]
Administrative Shares	$1,000.00	$1,000.00	$0.35	0.07%
Service Shares	1,000.00	1,000.00	0.35	0.07%
Institutional Shares	1,000.00	1,000.00	0.35	0.07%

Cash Management Fund[1]
Administrative Shares	1,000.00	1,000.00	0.50	0.10%
Service Shares	1,000.00	1,000.00	0.50	0.10%
Institutional Shares	1,000.00	1,000.00	0.50	0.10%

Tax-Free Money Market Fund[1]
Administrative Shares	1,000.00	1,000.10	0.75	0.15%
Service Shares	1,000.00	1,000.00	0.40	0.08%
Institutional Shares	1,000.00	1,000.10	0.80	0.16%
Select Shares	1,000.00	1,000.10	0.70	0.14%

Intermediate Tax-Free Bond Fund[1]
Investor Shares	1,000.00	1,041.40	3.76	0.74%
Institutional Shares	1,000.00	1,042.70	2.39	0.47%
Class A Shares	1,000.00	1,041.50	3.65	0.72%

Short-Term Income Fund[1]
Investor Shares	1,000.00	1,011.60	3.55	0.71%
Institutional Shares	1,000.00	1,013.00	2.20	0.44%
Class A Shares	1,000.00	1,011.80	3.45	0.69%

Intermediate Bond Fund[1]
Investor Shares	1,000.00	1,016.10	4.51	0.90%
Institutional Shares	1,000.00	1,017.50	3.16	0.63%
Class A Shares	1,000.00	1,015.10	4.51	0.90%

Bond Fund[1]
Investor Shares	1,000.00	1,029.70	3.89	0.77%
Institutional Shares	1,000.00	1,031.00	2.63	0.52%
Class A Shares	1,000.00	1,029.70	3.89	0.77%

Balanced Fund[1]
Investor Shares	1,000.00	1,077.60	4.60	0.89%
Institutional Shares	1,000.00	1,078.70	3.31	0.64%
Class A Shares	1,000.00	1,077.60	4.65	0.90%

U.S. Large Cap Equity Fund[1]
Investor Shares	1,000.00	1,125.10	4.91	0.93%
Institutional Shares	1,000.00	1,125.70	3.59	0.68%
Class A Shares	1,000.00	1,125.10	4.86	0.92%

Opportunistic Fund[1]
Investor Shares	1,000.00	1,150.70	15.51	2.90%
Institutional Shares	1,000.00	1,151.70	14.18	2.65%
Class A Shares	1,000.00	1,149.70	15.50	2.90%

1	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).
*	Annualized.

CAVANAL HILL FUNDS

Additional Fund Information, Concluded (Unaudited)
February 29, 2012

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each of the Cavanal Hill Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period*
	9/1/11	2/29/12	9/1/11 - 2/29/12	9/1/11 - 2/29/12
U.S. Treasury Fund[1]
Administrative Shares	$1,000.00	$1,024.52	$0.35	0.07%
Service Shares	1,000.00	1,024.52	0.35	0.07%
Institutional Shares	1,000.00	1,024.52	0.35	0.07%

Cash Management Fund[1]
Administrative Shares	1,000.00	1,024.37	0.50	0.10%
Service Shares	1,000.00	1,024.37	0.50	0.10%
Institutional Shares	1,000.00	1,024.37	0.50	0.10%

Tax-Free Money Market Fund[1]
Administrative Shares	1,000.00	1,024.12	0.75	0.15%
Service Shares	1,000.00	1,024.47	0.40	0.08%
Institutional Shares	1,000.00	1,024.07	0.81	0.16%
Select Shares	1,000.00	1,024.17	0.70	0.14%

Intermediate Tax-Free Bond Fund[1]
Investor Shares	1,000.00	1,021.18	3.72	0.74%
Institutional Shares	1,000.00	1,022.53	2.36	0.47%
Class A Shares	1,000.00	1,014.27	2.42	0.72%

Short-Term Income Fund[1]
Investor Shares	1,000.00	1,021.33	3.57	0.71%
Institutional Shares	1,000.00	1,022.68	2.21	0.44%
Class A Shares	1,000.00	1,014.37	2.32	0.69%

Intermediate Bond Fund[1]
Investor Shares	1,000.00	1,020.39	4.52	0.90%
Institutional Shares	1,000.00	1,021.73	3.17	0.63%
Class A Shares	1,000.00	1,013.67	3.02	0.90%

Bond Fund[1]
Investor Shares	1,000.00	1,021.03	3.87	0.77%
Institutional Shares	1,000.00	1,022.28	2.61	0.52%
Class A Shares	1,000.00	1,014.10	2.58	0.77%

Balanced Fund[1]
Investor Shares	1,000.00	1,020.44	4.47	0.89%
Institutional Shares	1,000.00	1,021.68	3.22	0.64%
Class A Shares	1,000.00	1,013.67	3.02	0.90%

U.S. Large Cap Equity Fund[1]
Investor Shares	1,000.00	1,020.24	4.67	0.93%
Institutional Shares	1,000.00	1,021.48	3.42	0.68%
Class A Shares	1,000.00	1,013.60	3.09	0.92%

Opportunistic Fund[1]
Investor Shares	1,000.00	1,010.44	14.50	2.90%
Institutional Shares	1,000.00	1,011.69	13.25	2.65%
Class A Shares	1,000.00	1,007.00	9.70	2.90%

1	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).
*	Annualized.

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C A V A N A L   H I L L   F U N D S

Semi Ann-02/12

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Not applicable.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1).	Not applicable - Only effective for annual reports.

(a)	(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)	(3)	Not applicable.

(b)		Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date	April 25, 2012

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date	April 25, 2012

By (Signature and Title)*	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	April 25, 2012